File Nos. 333-61759, 811-08961

As filed with the Securities and Exchange Commission on March 28, 2000

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

              Registration Statement Under the Securities Act of 1933      [X]
                     Pre-Effective Amendment No. __                        [ ]
                     Post-Effective Amendment No. 3                        [X]
                                   and
       Registration Statement Under the Investment Company Act of 1940     [X]
                             Amendment No. 5                               [X]

                        (Check appropriate box or boxes)
                    ----------------------------------------
                              TIAA-CREF Life Funds
                                730 Third Avenue
                            New York, New York 10017
                                 (800) 842-2733
            (Registrant's Exact Name, Address and Telephone Number)
                             Peter C. Clapman, Esq.
                              TIAA-CREF Life Funds
                                730 Third Avenue
                            New York, New York 10017
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Steven B. Boehm, Esq.
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2415
                 Approximate Date of Proposed Public Offering:
   As soon as practicable after effectiveness of the Registration Statement.

 It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on April 1, 2000 pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


TIAA-CREF Life Funds


Growth Equity Fund
Growth & Income Fund
International Equity Fund
Stock Index Fund
Social Choice Equity Fund



April 3, 2000


This prospectus contains important information about the TIAA-CREF Life Funds, funds available only through the purchase of a variable annuity or other variable insurance contract issued by TIAA-CREF Life Insurance Company (TIAA-CREF Life). Please read this prospectus, along with the prospectus describing the contract, before investing and keep both prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[TIAA CREF LOGO]


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

Table of Contents

3    SUMMARY INFORMATION
3      INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
3        Dual Investment Management Strategy(SM)
4        General Risks of Investing in the Funds
5        Growth Equity Fund
6        Growth & Income Fund
7        International Equity Fund
8        Stock Index Fund
9        Social Choice Equity Fund
10     PAST PERFORMANCE
10   MORE INFORMATION ABOUT THE FUNDS
11     FUNDS USING THE DUAL INVESTMENT MANAGEMENT STRATEGY(SM)
12       Growth Equity Fund
13       Growth & Income Fund
14       International Equity Fund
15     OTHER FUNDS
15       Stock Index Fund
16       Social Choice Equity Fund
18     ADDITIONAL INVESTMENT STRATEGIES
18   FUND MANAGEMENT
19       Prior Performance of Investment Adviser
22   PRICING OF FUND SHARES
22   OFFERING, PURCHASING AND REDEEMING SHARES
23   DIVIDENDS, DISTRIBUTIONS AND TAXES
24   GENERAL MATTERS
24       Voting Rights
24       Electronic Prospectuses
24       Householding
24   FINANCIAL HIGHLIGHTS


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

Summary Information

Investment Objectives, Strategies and Risks

TIAA-CREF Life Funds consists of five different investment portfolios (funds):

Growth Equity Fund
Growth & Income Fund
International Equity Fund
Stock Index Fund
Social Choice Equity Fund

Dual Investment Management Strategy(SM)

Three of the funds (the Growth Equity Fund, the Growth & Income Fund, and the International Equity Fund) use TIAA-CREF's Dual Investment Management Strategy,(SM) with each having a "stock selection" and an "enhanced index" segment.

o The stock selection segment holds a relatively small number of stocks that the fund management team believes offer superior returns. These stocks are chosen using fundamental analysis.

o The enhanced index segment seeks to outperform the fund's benchmark index while limiting the possibility of significantly underperforming the benchmark. The fund management team attempts to outperform the benchmark index by over- or under-weighting many stocks in the index by small amounts, based on proprietary scoring models.

The Dual Investment Management Strategy gives fund managers the flexibility to allocate amounts between the two segments, based on the investment opportunities that the fund management team determines to be available at a particular time. This approach enables the funds to stay fully invested even when the fund management team can't find sufficient investment opportunities for the stock selection segment.


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

General Risks of Investing in the Funds

You can lose money in any of these funds, or the funds could underperform other investments. In particular, the funds are subject to the following general risks:

o Market Risk--Stock and bond prices in general can decline over short or extended periods as a result of political or economic events.

o Interest Rate Risk--Bond or stock prices may decline or a fund's income may fall if interest rates change.

o Company Risk--A company's current earnings can fall or its overall financial soundness may decline. As a result, the price of its securities may go down, or the company may not be able to pay principal and interest on its bonds when due.

o Foreign Investment Risk--The value of a fund's foreign investments could be reduced by, among other things, changes in currency exchange rates, the possible imposition of market controls or currency exchange controls, lower liquidity and higher volatility in some foreign markets and/or political, social or diplomatic events.

Special additional risks associated with particular funds are discussed in the following fund summaries and elsewhere in this prospectus.

An investment in TIAA-CREF Life Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


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

Growth Equity Fund

Investment     The fund seeks a favorable long-term return, mainly through capital
objective      appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

Principal      The fund invests in stocks of companies in new and emerging areas of
investment     the economy and companies with distinctive products or promising
strategies     market conditions, using the Dual Investment Management Strategy.
               For its stock selection segment, the fund looks primarily for companies that we believe have the potential for strong earnings or sales growth, or that appear to be undervalued based on current earnings, assets or growth prospects. It can also invest in companies to benefit from prospective acquisitions, reorganizations, or corporate restructurings or other special situations. Foreign investments may range from 0% to
               40% of the fund's portfolio. The benchmark index for the fund is the
               Russell 3000(R) Growth Index. (Russell 3000 is a trademark and a service mark of the Frank Russell Company.)

Special        The fund may sometimes hold a significant amount of stocks of smaller,
investment     lesser-known companies whose stock prices may fluctuate more than
risks          those of larger companies. This means the fund will probably be more volatile than the overall stock market.

Who may        The fund may be appropriate for investors who are looking for long-term
want to        capital appreciation, but who are willing to tolerate fluctuations in
invest         value. The risk of investing in the fund relative to the potential rewards is moderate to high.

Growth & Income Fund

Investment     The fund seeks a favorable long-term return through capital appreciation
objective      and investment income.

Principal      The fund invests in a broadly diversified portfolio of common stocks
investment     selected for their investment potential, using the Dual Investment
strategies     Management Strategy. For its stock selection segment, the fund management team looks primarily for stocks of larger, well-established, mature growth companies that we believe are attractively priced, show the potential to grow faster than the rest of the market, and offer a growing stream of dividend income. The fund may also invest in rapidly growing smaller companies and may have up to 20% of its assets in foreign securities. Normally, at least 80% of the fund's assets will be income-producing equity securities selected for their investment potential. The benchmark index for the fund is the Standard & Poor's 500
               ("S&P 500") Index.

Special        Stocks paying relatively high dividends may significantly underperform
investment     other stocks during periods of rapid market appreciation.
risks

Who may        The fund may be appropriate for investors who want capital appreciation
want to        and income-producing investments but who also can accept the risk of
invest         market fluctuations. The risk of investing in the fund relative to its potential rewards is moderate.

International Equity Fund

Investment     The fund seeks favorable long-term returns, mainly through capital
objective      appreciation.

Principal      The fund invests in a broadly diversified portfolio of primarily foreign
investment     equity investments, using the Dual Investment Management Strategy.
strategies     For the fund's stock selection segment, we concentrate on individual stocks rather than on geographic regions, sectors, or industries. We look for companies of all sizes that have certain characteristics such as sustainable growth, consistent cash flow and attractive stock prices based on current earnings, assets and long-term growth prospects. The benchmark index for the fund is the Morgan Stanley Capital International ("MSCI")
               EAFE(R) (Europe, Australasia, Far East) Index.

Special        Foreign investment risk is the most important risk of investing in this
investment     fund. Changes in currency exchange rates, the possible imposition of
risks          market controls, currency exchange controls, or foreign taxes, lower liquidity and higher volatility in some foreign markets and/or political, social or diplomatic events could reduce the value of the fund's investments. These risks may be even more pronounced for the fund's investments in emerging market countries.

Who may        The fund may be appropriate for investors who seek above-average
want to        long-term returns, understand the advantages of diversification across
invest         international markets and are willing to tolerate the greater risks of international investing. The risk of investing in the fund relative to the potential rewards is moderate to high.

Stock Index Fund

Investment     The fund seeks a favorable long-term rate of return from a diversified
objective      portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.

Principal      The fund is designed to track U.S. equity markets as a whole and invests
investment     in stocks in the Russell 3000(R) Index. The fund uses a sampling
strategies     approach to create a portfolio that closely matches the overall investment characteristics (for example, yield and industry weight) of the index without actually investing in all 3,000 stocks in the index.

Special        While the fund attempts to closely track the Russell 3000(R) Index, it
investment     does not invest in all 3,000 stocks in the index. Thus there is no
risks          guarantee that the performance of the fund will match that of the index.

Who may        The fund may be appropriate for investors who seek a fund that tracks
want to        the return of a broad U.S. equity market index. The risk of investing in
invest         the fund relative to its potential rewards is moderate.

Social Choice Equity Fund

Investment     The fund seeks a favorable long-term rate of return that tracks the
objective      investment performance of the U.S. stock market while giving special consideration to certain social criteria.

Principal      The fund invests primarily in a diversified set of common stocks. The
investment     fund attempts to track the return of the U.S. stock market as represented
strategies     by the S&P 500 Index, while investing only in companies whose activities are consistent with the fund's social criteria. It does this primarily by investing in S&P 500 companies that are not excluded by the fund's social criteria, so that the fund's portfolio approaches the overall investment characteristics (e.g., yield and industry weight) of the S&P
               500.

Special        Because its social criteria exclude some investments, this fund may not
investment     be able to take advantage of the same opportunities or market trends
risks          as do the funds that don't use such criteria.

Who may        The fund may be appropriate for investors who seek an equity investment
want to        that is generally broad-based but excludes companies that engage in
invest         certain activities. The risk of investing in the fund relative to its potential rewards is moderate.

Past Performance

The following bar chart and table help illustrate the risks of investing in the Stock Index Fund and how investment performance varies. (Since the other funds are new, their performance is not presented here.) The bar chart shows the Stock Index Fund's performance since it was first available publicly on January 4, 1999, and below the chart we note the Stock Index Fund's best and worst returns for a calendar quarter since January 4, 1999. The performance table shows the fund's returns, and how those returns compare to those of a broad-based securities market index. Keep in mind that the fund's past performance does not indicate how it will perform in the future.


[TABULAR REPRESENTATION OF BAR CHART]

1999           21.20%

Best Quarter: 4th 15.86%;  Worst Quarter: 3rd -6.39%


                               Cumulative Rates of
                     Total Return for period ended 12/31/99
                          1 year (since launch -1/4/99)

Stock Index Fund              21.20%
Russell 3000(R) Index         20.90%


No performance data for the other funds of the TIAA-CREF Life Funds is included in this prospectus because none of those funds have been in operation for one full calendar year. Performance information for other funds managed by the investment advisory personnel who manage TIAA-CREF Life Funds is provided on page 21 of this prospectus.

More Information About the Funds

This section provides more information about each fund's investment objective, the principal investment strategies and techniques each fund uses to accomplish its objective, and the principal types of securities each fund purchases. These policies and techniques are not fundamental and may be changed by TIAA-CREF Life Funds' board of trustees without shareholder approval. However, we'll notify you of any significant changes. For a complete listing of the funds' policies and restrictions, see the Statement of Additional Information ("SAI").

We can't guarantee that any fund will meet its investment objective.


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

Funds Using the Dual Investment
Management Strategy(SM)

The Growth Equity Fund, the Growth & Income Fund, and the International Equity Fund use TIAA-CREF's Dual Investment Management Strategy(SM), which works like this:

Each of these three funds has two separate segments called the "stock selection" segment and the "enhanced index" segment. The relative sizes of these two segments vary as the fund management team shifts money between them in response to investment opportunities.

The stock selection segment holds a relatively small number of stocks that the fund management team believes offer superior returns. The managers of these equity funds will usually use fundamental analysis to select individual stocks or sectors for investment in the stock selection segment. Each fund's stock selection segment is described further below.

Money that is not invested in a fund's stock selection segment goes to its enhanced index segment. Here the goal is two-fold: (1) to outperform each fund's benchmark index and (2) to limit the possibility of significantly underperforming that benchmark. The funds' managers attempt to outperform the benchmark indexes by over- or under-weighting many stocks in the index by small amounts, based on proprietary stock scoring models. In other words, a fund will hold more or less of some stocks than does its benchmark index. The managers attempt to control the risk of underperforming the benchmarks by maintaining the same overall financial characteristics (such as volatility, dividend yield and industry weights) as the benchmarks.


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

The Dual Investment Management Strategy enables the funds to stay fully invested even when the fund management team can't find sufficient investment opportunities for the stock selection segment.

The benchmarks for each fund's enhanced index segment currently are as follows:

Fund                          Benchmark
----                          ---------
Growth Equity Fund            Russell 3000(R) Growth Index
Growth & Income Fund          S&P 500(R) Index
International Equity Fund     MSCI EAFE(R) (Europe, Australasia, Far East) Index

Using these benchmarks is not a fundamental policy of any of the TIAA-CREF Life Funds, so we can substitute other benchmark indices without shareholder approval. We'll notify you before we make such a change.

Growth Equity Fund

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth. Normally, the fund will have at least 80% of its assets in equity securities that have the potential for capital appreciation.

The fund uses the Dual Investment Management Strategy. The fund's stock selection segment can invest in companies of all sizes, including companies in new and emerging areas of the economy and companies with distinctive products or promising markets. We choose individual investments based on a company's prospects under current or forecasted economic, financial and market conditions, looking for companies we believe have the potential for strong earnings or sales growth, or that appear to be undervalued based on current earnings, assets, or growth prospects.

The fund can also invest in large, well-known, established companies, particularly when we believe they have new or innovative products, services, or processes that enhance future earnings prospects. The fund can also invest in companies in order to benefit from prospective acquisitions, reorganizations, or corporate restructurings or other special situations.


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

The Growth Equity Fund can buy foreign securities and other instruments if we believe they have superior investment potential. Depending on investment opportunities, the fund may have up to 40% of its assets in foreign securities. The securities will be those traded on foreign exchanges or in other foreign markets and may be denominated in foreign currencies or other units of account.

Special Investment Risks: The fund is subject to the general investment risks described on page 4, including the risks of foreign investments. In addition, there are special risks to investing in growth stocks. The fund may at times hold a significant amount of stocks of smaller, lesser-known companies. Their stock prices may fluctuate more than those of larger companies because smaller companies may depend on narrow product lines, have limited track records, lack depth of management, or have thinly-traded securities. Also, stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. Accordingly, the Growth Equity Fund will probably be more volatile than the overall stock market, and it could significantly outperform or underperform the stock market during any particular period.

Growth & Income Fund

The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks. Normally, at least 80% of the fund's assets will be income-producing equity securities selected for their investment potential.

The fund invests in a broadly diversified portfolio of common stocks, using the Dual Investment Management Strategy. The fund's stock selection segment concentrates on individual companies rather than sectors or industries. We look for stocks of larger, well-established companies that we believe are attractively priced, show the potential to grow faster than the rest of the market, and offer a growing stream of dividend income. In particular, we look for companies that are leaders in their industries. We also look for companies with shareholder-oriented managements dedicated to creating shareholder value. The fund may also invest in rapidly growing smaller companies. It can have up to 20% of its assets in foreign securities.

Special Investment Risks: The fund is subject to the general investment risks described on page 4, including the risks of foreign investments. In addition, stocks paying relatively high dividends may at times significantly underperform other stocks during periods of rapid market appreciation.


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

International Equity Fund

The International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio that consists primarily of foreign equity investments. The fund intends to always have at least 80% of its assets in equity securities of companies located in at least three different countries, other than the United States.

The fund uses the Dual Investment Management Strategy. The fund may invest in companies of all sizes. For the fund's stock selection segment, we concentrate on individual stocks rather than on geographic regions, sectors, or industries. We do, however, regularly monitor the the fund's sector and country exposure in order to control risk.

In particular, we look for companies of all sizes that have certain characteristics, such as:


o sustainable growth
o focused management with successful track records
o unique and easy-to-understand franchises (brands)
o stock prices that do not fully reflect the inherent value of the security based on the company's current earnings, assets, and long-term growth prospects
o consistent generation of free cash flow


Special Investment Risks: The fund is subject to the general investment risks described on page 4, especially the risks of foreign investments. In particular, investing in securities traded on foreign exchanges or in foreign markets can involve risks beyond those of domestic investing. These include: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation, or nationalization of assets; (5) more limited foreign financial information or difficulty in interpreting it because of foreign regulations and accounting standards; (6) the lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social, or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; or (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.


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

The risks noted above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices may be volatile. In addition, foreign investors are subject to a variety of special restrictions in many emerging countries. The fund will focus its investments primarily in those countries which are included in the MSCI EAFE Index.


Other Funds

Stock Index Fund

The Stock Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R), a broad market index.

Although the fund invests in stocks in the Russell 3000 Index, it doesn't invest in all 3,000 stocks in the index. Rather, we use a sampling approach to create a portfolio that closely matches the overall investment characteristics (for example, yield and industry weight) of the index. This means that a company can remain in the fund even if it performs poorly, unless the company is removed from the Russell 3000.

Using the Russell 3000 Index isn't fundamental to the fund's investment objective and policies. We can change the index used in this fund at any time and will notify you if we do so.

The fund can also invest in securities and other instruments, such as futures, whose return depends on stock market prices. We select these instruments to attempt to match the total return of the Russell 3000 but may not always do so.

The Russell 3000 Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. Russell 3000 companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. The market capitalization of the individual companies in the index ranged from $178 million to $407 billion with an average of $5.34 billion as of December 31, 1999. The Frank Russell Company determines the composition of the index based only on market capitalization and can change its composition at any time. The Russell 3000 Index is not a mutual fund and you cannot invest directly in the index.


Special Investment Risks: The fund is subject to the general investment risks described on page 4, although it does not have foreign investment risk. In addition, while the fund attempts to closely track the Russell 3000 Index and changes are made to its holdings to reflect changes in the index, the fund does not invest in all 3,000 stocks in the index. Thus, there is no guarantee that the performance of the fund will match that of the index. Also, because the index's returns aren't reduced by investment and other operating expenses, the fund's ability to match the index will be adversely affected by the costs of buying and selling stocks as well as other expenses. The stock prices of smaller, lesser-known companies, which make up a small portion of the index, may fluctuate more than those of larger companies because smaller companies may depend on narrow product lines, have limited track records, lack depth of management, or have thinly-traded securities.


Social Choice Equity Fund

The Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria. Normally, at least 80% of the fund's assets will be invested in common stocks.

The fund attempts to track the return of the U.S. stock market as represented by the Standard & Poor's 500 Index. It does this primarily by investing in S&P 500 companies that are not excluded by the fund's social criteria, so that the fund's portfolio approaches the overall investment characteristics (e.g., yield and industry weight) of the S&P 500.

The social criteria the fund takes into consideration are non-fundamental investment policies. They can change without the approval of the fund's shareholders. Currently, the fund invests only in companies that do not:


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

o engage in activities that result or are likely to result in significant damage to the natural environment;
o have a significant portion of its business in weapons manufacturing;
o produce and market alcoholic beverages or tobacco products;
o produce nuclear energy; or
o have operations in Northern Ireland and have not adopted the MacBride Principles (a fair employment code for U.S. firms operating in Northern Ireland) or have not operated consistently with such principles and in compliance with the Fair Employment Act of 1989 (Northern Ireland).

For the first three criteria, we examine the company to decide whether the activity is a "significant" part of its business--basing our decision on, for example, how large a part of a company's operation the activity involves or how much revenue it brings in. In determining whether a particular activity is significant to a company, we do not rely on strict objective criteria, but rather make judgments based on the facts and circumstances pertaining to the company.

The TIAA-CREF Life Funds board of trustees receives guidance from Teachers Advisors, Inc. (Advisors), the fund investment adviser, in deciding whether investments meet the social criteria. Advisors uses information from independent organizations such as the Investor Responsibility Research Center, Inc., as well as from information compiled by the affiliated TIAA-CREF Corporate Governance and Social Responsibility Committees. We'll do our best to make sure the fund's investments meet the social criteria, but we can't guarantee that every holding will always do so. Even if an investment is not excluded by the social criteria, we have the option of excluding it if we decide it is not suitable.

The fund isn't restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund can also invest in securities issued by other countries or their agencies and instrumentalities, as approved by the TIAA-CREF Life Funds' board of trustees. The fund can also invest up to 15% of its assets in foreign securities.


Special Investment Risks: The fund is subject to the general investment risks described on page 4. In addition, because its social criteria exclude some investments, this fund may not be able to take advantage of the same opportunities or market trends as do the funds that don't use such criteria.

Additional Investment Strategies

While the funds invest primarily in common stocks, each fund can also invest, to a limited extent, in other equity securities such as preferred stock, convertible securities, and warrants. Each fund can also hold short-term debt securities and other money market or short-term instruments, including those denominated in foreign currencies. These help the funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The funds can also hold fixed-income securities they acquire because of mergers, recapitalizations, or otherwise.

Similarly, each fund may also buy and sell options, futures contracts, and options on futures. We intend to use options and futures primarily for hedging or for cash management. To manage currency risk, the funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies.

The funds can also invest in newly developed financial instruments, such as equity swaps (including arrangements where the return is linked to a stock market index) and equity-linked fixed-income securities, so long as these are consistent with a fund's investment objective and restrictions.


Fund Management

Teachers Advisors, Inc. (Advisors) manages the TIAA-CREF Life Funds' assets, under the supervision of the board of trustees of TIAA-CREF Life Funds, and is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (TIAA). Advisors is registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940. The specialized portfolio management teams of Advisors who manage the funds also manage the investments of TIAA Separate Account VA-1, TIAA-CREF Mutual Funds, and

TIAA-CREF Institutional Mutual Funds, and, through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (Investment Management), the investment accounts of the College Retirement Equities Fund (CREF). Advisors is located at 730 Third Avenue, New York, New York 10017.


Under its investment management agreement with TIAA-CREF Life Funds, Advisors is entitled to an annual fee based on a percentage of the average daily net assets of each fund. Advisors has voluntarily agreed to waive a portion of its management fee for each fund. The waivers are contractual and will remain in effect until April 1, 2003. The management fees with and without the waivers are as follows:

                                    Management                       Current Management
                               Fees (before waiver)      Waiver      Fees (after waiver)
                              ----------------------   ----------   --------------------
Growth Equity Fund                    0.46%               0.21%            0.25%
Growth & Income Fund                  0.44%               0.21%            0.23%
International Equity Fund             0.53%               0.24%            0.29%
Stock Index Fund                      0.30%               0.23%            0.07%
Social Choice Equity Fund             0.39%               0.21%            0.18%

Advisors' duties include conducting research, recommending investments, and placing orders to buy and sell securities. Advisors is also responsible for providing or obtaining at its own expense the services necessary to operate the TIAA-CREF Life Funds on a day-to-day basis. These include custodial, administrative, portfolio accounting, dividend disbursing, auditing, and ordinary legal services.


The funds are managed by Advisors through specialized portfolio management teams whose members are jointly responsible for the day-to-day management of the funds.

Prior Performance of Investment Adviser


The TIAA-CREF Life Funds have a limited performance record. To illustrate the experience of Advisors' personnel in managing investment portfolios comparable to the TIAA-CREF Life Funds, we are providing you, in the charts below, with historical performance for portfolios managed by the same specialized portfolio management teams that manage the TIAA-CREF Life Funds, with investment objectives, policies, strategies and risks that are substantially the same as those of the TIAA-CREF Life Funds. The performance of an appropriate broad-based securities market index, adjusted to reflect the reinvestment of dividends on securities in the index, is also presented for each fund. The portfolios presented are:


o the TIAA-CREF Mutual Funds' Growth Equity Fund, Growth & Income Fund, and International Equity Fund, mutual funds managed by Advisors;
o the Stock Index Account of TIAA Separate Account VA-1, a variable annuity managed account managed by Advisors; and
o the Growth Account and Equity Index Account of CREF, variable annuity managed accounts managed by the same portfolio management teams in their capacities with Investment Management.


(We have not included the performance of the TIAA-CREF Institutional Mutual Funds in the chart, since its portfolios, some of which are substantially similar to the TIAA-CREF Life Funds, have not been in operation for a full year. Also note that, except for the unseasoned Institutional Social Choice Equity Fund, there is no investment portfolio managed by Advisors' personnel that is substantially similar to TIAA-CREF Life Fund's Social Choice Equity Fund.)

The historical performance results presented below are net of investment management and other operating expenses of the portfolios, including any applicable waivers. We have included in parenthesis, next to each portfolio, the annual expense ratios (net of any waivers) for each portfolio, as of December 31, 1999. (Note that CREF deducts its expenses at cost, and the expenses quoted below have varied over time.) The expenses for the CREF and TIAA Separate Account VA-1 accounts include certain administrative and mortality expenses that, for insurance contract holders indirectly investing in the TIAA-CREF Life Funds, would be deducted at the contract level and not the fund level. (The investment management component of the expenses for these accounts were as follows: CREF Growth Account-0.11%; CREF Equity Index Account-0.06%; TIAA Separate Account VA-1 Stock Index Account-0.07%.) A contract holders' actual returns on its indirect investment in the TIAA-CREF Life Funds will be lower once contract level expenses are deducted. For example, the TIAA-CREF Life Personal Annuity Select variable annuity contract deducts an additional 0.30% from fund returns.

The historical performance information presented doesn't represent the performance of the similarly-named funds described in this prospectus, nor is the information intended to predict or suggest the returns that the corresponding fund of TIAA-CREF Life Funds might experience. Please do not confuse the funds with the other portfolios using very similar or nearly identical names.


                                                       5 years
                                           1 year       ended                     Inception to   Inception of
Average Annual                           ended Dec.   Dec. 31,   10 years ended     Dec. 31,       Account/
Total Return                   Expenses   31, 1999      1999      Dec. 31, 1999       1999           Fund
--------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to:
Growth Equity Fund              (0.25%)
--------------------------------------------------------------------------------------------------------------
Growth Equity Fund of                       33.00%       N/A            N/A          33.36%      Sept. 2, 1997
TIAA-CREF Mutual Funds          (0.45%)
--------------------------------------------------------------------------------------------------------------
Russell 3000 Growth Index                   33.82%       N/A            N/A          32.01%      Sept. 2, 1997
--------------------------------------------------------------------------------------------------------------
Growth Account of CREF          (0.34%)     32.52%    30.86%            N/A          27.74%      Apr. 29, 1994
--------------------------------------------------------------------------------------------------------------
Russell 3000 Growth Index                   33.82%    31.10%            N/A          28.40%      Apr. 29, 1994
--------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to:
Growth & Income Fund            (0.23%)
--------------------------------------------------------------------------------------------------------------
Growth & Income Fund of                     24.46%       N/A            N/A          27.45%       Sept 2, 1997
TIAA-CREF Mutual Funds          (0.43%)
--------------------------------------------------------------------------------------------------------------
S&P 500 Index                               21.04%       N/A            N/A          25.20%      Sept. 2, 1997
--------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to:
International Equity Fund       (0.29%)
--------------------------------------------------------------------------------------------------------------
International Equity Fund of                55.83%       N/A            N/A          29.16%      Sept. 2, 1997
TIAA-CREF Mutual Funds          (0.49%)
--------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                             26.97%       N/A            N/A          18.41%      Sept. 2, 1997
--------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to:
Stock Index Fund                (0.07%)
--------------------------------------------------------------------------------------------------------------
Stock Index Account TIAA                    20.21%    26.47%            N/A          24.96%       Nov. 1, 1994
Separate Account VA-1           (0.37%)
--------------------------------------------------------------------------------------------------------------
Russell 3000 Index                          20.90%    26.94%            N/A          25.42%       Nov. 1, 1994
--------------------------------------------------------------------------------------------------------------
Equity Index Account of         (0.30%)     20.82%    26.64%            N/A          23.82%      Apr. 29, 1994
CREF
--------------------------------------------------------------------------------------------------------------
Russell 3000 Index                          20.90%    26.94%            N/A          24.12%      Apr. 29, 1994
--------------------------------------------------------------------------------------------------------------

Pricing of Fund Shares

We determine the net asset value (NAV) per share (share price) of a fund on each day the New York Stock Exchange is open for business, when trading closes on all U.S. national exchanges where securities or other investments of the fund are principally traded. We will not price fund shares on days that the New York Stock Exchange is closed. We compute the fund's NAV by dividing the value of a fund's assets, less its liabilities, by the number of outstanding shares of that fund.


We usually use market quotations or independent pricing services to value securities and other instruments held by the funds. If market quotations or independent pricing services aren't readily available, we'll use a security's "fair value", as determined in good faith by or under the direction of the TIAA-CREF Life Funds' board of trustees. Money market instruments with maturities of sixty days or less are valued at amortized cost. We also may use fair value if events materially affecting the value of an investment (as determined in our sole discretion) occur between the time when its price is determined and the time the fund's net asset value is calculated.



Offering, Purchasing and Redeeming Shares

Shares of the TIAA-CREF Life Funds are not sold directly to you, but rather are sold in a continuous offering to TIAA-CREF Life separate accounts to fund variable annuity or other insurance contracts. Your premiums under the contracts are placed in the appropriate investment account of the separate account, and the assets of the investment account are invested in the shares of the TIAA-CREF Life Funds. The separate account purchases and redeems shares of the appropriate fund for net asset value without sales or redemption charges.

For each day on which the TIAA-CREF Life Funds' net asset value is calculated, the separate account transmits to the fund any orders to purchase or redeem shares of the fund based on the purchase payments, redemption requests, death benefits, contract charges, and transfer requests from contractowners and beneficiaries that have been processed on that day. The separate account purchases and redeems shares of a fund at the fund's net asset value per share calculated as of that same day.

For more information about investing in the TIAA-CREF Life Funds, see the prospectus describing the contract, which can be obtained by calling us toll-free at 800 842-2733, extension 5509.


Dividends, Distributions and Taxes

The tax status of your investment depends upon your variable insurance contract. For a complete discussion of the tax status of your contract, please refer to the prospectus describing the contract.

Shares in the funds may only be held through a variable annuity or other variable insurance contract. Under current tax law, any dividend or capital gains distributions from the fund will be exempt from current taxation if left to accumulate within your variable contract. Withdrawals from your contract may be taxed as ordinary income. You may also be subject to a 10% penalty tax if a withdrawal is made before age 59 1/2.

The funds expect to declare and distribute to its shareholders (i.e., any separate accounts) substantially all of their net investment income and net realized capital gains. Normally, each of the funds will distribute dividends and capital gains annually. In addition, each fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

All dividend and capital gains distributions from a fund will be automatically reinvested by the separate account in additional shares of the fund.

Each fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that it will not be subject to federal income tax to the extent its income and net capital gains are distributed to shareholders. In addition, the funds intend to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


General Matters


Voting Rights

We don't plan to hold annual shareholder meetings. However, we may hold special meetings to elect trustees, change fundamental policies, approve a management agreement, or for other purposes. Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which shareholders are entitled to vote. You should refer to the SAI, as well as the separate prospectus describing your contract and the separate account, which accompanies this prospectus, for more information on your voting rights.

Electronic Prospectuses

If you received this or the contract prospectus electronically and would like paper copies, please call 800 842-2733, extension 5509, and we will send paper copies to you.

Householding

To lower costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of this and the contract prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one participant lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 800 842-2733, extension 5509, or write us.

Financial Highlights

Presented below is a financial highlights table for the Stock Index Fund. Since the other funds have limited operating history, we have not included financial highlights here for them, although financial statements for those funds are in the SAI, which is available free upon request.

The following financial highlights table is intended to help you understand the Stock Index Fund's financial performance since it began operations. Certain information reflect financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. The information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report--along with the Stock Index Fund's financial statements--is included in the TIAA-CREF Life Funds' most recent annual report. It is available without charge upon request.


                                                                                  December 1, 1998
                                                                 Year             (commencement of
                                                                Ended              operations) to
                                                          December 31, 1999     December 31, 1998(1)
                                                         -------------------   ---------------------
Selected Per Share Data:
Net asset value, beginning of period                           $ 26.05                $ 25.00
Gain from investment operations:
 Net investment income                                            0.26                   0.05
 Net realized and unrealized gain on investments                  5.26                   1.05
                                                               -------                -------
Total gains from investment operations                            5.52                   1.10
                                                               -------                -------
Distributions:
 From net investment income                                      (0.26)                  0.05
 From net realized gains                                         (0.20)                    --
                                                               -------                -------
Total distributions                                              (0.46)                 (0.05)
                                                               -------                -------
Net asset value, end of period                                 $ 31.11                $ 26.05
                                                               =======                =======
TOTAL RETURN                                                     21.20%                  4.41%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)                     $54,341                $26,212
Ratio of expenses to average net assets before                    0.30%                  0.03%
 expense waiver
Ratio of expenses to average net assets after                     0.07%                  0.01%
 expense waiver
Ratio of net investment income to average net assets              1.28%                  0.22%
Portfolio turnover rate                                          14.22%                  0.00%

(1) The percentages shown for this period are not annualized.

For more information about TIAA-CREF Life Funds

The following documents contain more information about the funds and are available free upon request:

Statement of Additional Information ("SAI"). The SAI contains more information about all aspects of the funds. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated in this prospectus by reference.

Annual and Semi-Annual Reports. The TIAA-CREF Life Funds' annual and semi-annual reports provide additional information about the funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

Requesting Documents. You can request a copy of the SAI or these reports without charge in any of the following ways:

By telephone:  Call 800-842-2733, extension 5509

In writing:    TIAA-CREF Life Funds
               730 Third Avenue
               New York, NY 10017-3206


Information about TIAA-CREF Life Funds (including the SAI) can be reviewed and copied at the SEC's public reference room (1-800-SEC-0330) in Washington, D.C. The reports and other information are also available through the SEC's internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


If you have any questions about the TIAA-CREF Life Funds or your variable contract, please call us at 800 223-1200.


April 3, 2000


SEC File Nos. 333-61759, 811-08961

                              TIAA-CREF LIFE FUNDS
                               Growth Equity Fund
                              Growth & Income Fund
                            International Equity Fund
                                Stock Index Fund
                            Social Choice Equity Fund



                       STATEMENT OF ADDITIONAL INFORMATION



                                  April 3, 2000

This Statement of Additional Information (SAI) is not a prospectus, although it should be read carefully in conjunction with the TIAA-CREF Life Funds' prospectus dated April 3, 2000 (the prospectus). A copy of the prospectus may be obtained by writing us at TIAA-CREF Life Funds, 730 Third Avenue, New York, New York 10017-3206 or by calling 800 842-2733, extension 5509. Terms used in the prospectus are incorporated in this SAI. Certain financial information included in the TIAA-CREF Life Funds' annual report, including management's discussion of fund performance, is incorporated by reference into this SAI. You can request a copy of the report without charge by calling 1 800-842-2733, extension 5509.



                                [TIAA CREF LOGO]

Table of Contents


Item                                                            Page
---------------------------------------------------------------------
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS ...................  B-3
MANAGEMENT OF THE FUND ........................................ B-11
PRINCIPAL HOLDERS OF SECURITIES ............................... B-12
INVESTMENT ADVISORY AND OTHER SERVICES ........................ B-12
FUND HISTORY AND DESCRIPTION OF THE FUND ...................... B-13
VALUATION OF ASSETS ........................................... B-13
BROKERAGE ALLOCATION .......................................... B-14
PERFORMANCE INFORMATION ....................................... B-15
TAX STATUS .................................................... B-17
UNDERWRITERS .................................................. B-18
LEGAL MATTERS ................................................. B-18
EXPERTS ....................................................... B-18
FINANCIAL STATEMENTS .......................................... B-18
INDEX TO AUDITED FINANCIAL STATEMENTS ......................... B-19

Investment Policies, Strategies and Restrictions

The following information is intended to supplement the description of the investment objective and policies of each fund in the prospectus. Under the Investment Company Act of 1940, as amended (the 1940 Act), a fund's fundamental policies may not be changed without the vote of a majority of the fund's outstanding voting securities (as defined in the 1940 Act). The non-fundamental investment restrictions contained in "Non-Principal Investment Strategies and Risk Considerations" below, may be changed by the TIAA-CREF Life Funds' board of trustees at any time.

Fundamental Policies
The following restrictions are fundamental policies of each fund:

1.  The fund will not issue senior securities except as SEC regulations permit;


2. The fund will not borrow money, except: (a) it may purchase securities on margin, as described in restriction 8 below; and (b) from banks (only in amounts not in excess of 33 1/3% of the market value of the fund's assets at the time of borrowing), and, from other sources, for temporary purposes (only in amounts not exceeding 5%, or such greater amount as may be permitted by law, of the fund's total assets taken at market value at the time of borrowing);


3. The fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio;

4. The fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

5. The fund will not invest in an industry if after giving effect to that investment the fund's holding in that industry would exceed 25% of its total assets; however, this restriction does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

6.  The fund will not purchase real estate or mortgages directly;

7. The fund will not purchase commodities or commodities contracts, except to the extent financial contracts (such as futures) are purchased as described herein; and

8. The fund will not purchase any security on margin except that the fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

The following restriction is a fundamental policy of each fund (other than the Stock Index Fund):

9. The fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

The following restriction is a fundamental policy of the Stock Index Fund:

10. The fund will not make loans, except: (a) that the fund may make loans of portfolio securities not exceeding 33 1/3% of the value of its total assets, which are collateralized by either cash, United States Government securities, or other means permitted by applicable law, equal to at least the market value of the loaned securities, as reviewed daily; (b) loans through entry into repurchase agreements; (c) privately-placed debt securities may be purchased; (d) participation interests in loans, and similar investments, may be purchased; or (e) through an interfund loan program with affiliated investment companies, to the extent permitted by applicable SEC regulations.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change of values of portfolio securities will not be considered a violation.

Non-Principal Investment Strategies and Risks

General
The funds, in addition to stocks, can hold other types of securities with equity characteristics, such as bonds convertible into common stock, warrants, preferred stock, and depository receipts for such securities. These securities are generally subject to the same types of market and financial risks that are described in the prospectus.

When market conditions warrant, the funds can hold debt securities, including those that it acquires because of mergers, recapitalizations, or otherwise. For liquidity, the funds can also invest in short-term debt securities and other money-market instruments, including those denominated in foreign currencies. Fixed-income securities, including short-term debt securities and other money market instruments, are subject to interest rate risks and financial risks. Interest rate risks are the risks that the instrument's value will decline if interest rates change. A rise in interest rates usually causes the market value of fixed-rate securities to go down, while rate deductions usually result in a market value increase. Financial risks come from the possibility the issuer won't be able to pay principal and interest when due.

The funds also can invest in options and futures, as well as newly developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with its investment objective and regulatory requirements.

These investments and other fund investment strategies are discussed in detail below.

Options and Futures
The funds can buy and sell options (puts and calls) and futures to the extent permitted by the New York State Insurance Department, the SEC, and the Commodity Futures Trading Commission ("CFTC"). We do not intend to use options and futures strategies in a speculative manner but rather we would use them primarily as hedging techniques or for cash management purposes.

Options and futures transactions may increase a fund's transaction costs and portfolio turnover rate and will be initiated only when consistent with its investment objectives.

Options. Option-related activities could include: (1) the sale of covered call option contracts, and the purchase of call option contracts for the purpose of a closing purchase transaction; (2) buying covered put option contracts, and selling put option contracts to close out a position acquired through the purchase of such options; and (3) selling call option contracts or buying put option contracts on groups of securities and on futures on groups of securities and buying similar call option contracts or selling put option contracts to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and the funds may engage in other types of options transactions consistent with its investment objective and policies and applicable law.

A call option is a short-term contract (generally for nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period. Selling a call option would benefit the seller if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the seller risks an "opportunity loss" of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

The funds may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option that it had previously sold on that security. Depending on the premium for the call option purchased by a fund, the fund will realize a profit or loss on the transaction.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's exercise price. In that case the option would expire worthless and the entire premium would be lost.

The funds may close out a position acquired through buying a put option by selling a put option on the same security with the same exercise price and expiration date as the put option which it had previously bought on the security. Depending on the premium of the put option sold by a fund, the fund would realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the Standard & Poor's 100 Index traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index. The selling of such calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of a fund's portfolio of securities. To the extent that a fund's portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration before the fund deals in any option.

There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

Futures. To the extent permitted by applicable regulatory authorities, the funds may purchase and sell futures contracts on securities or other instruments, or on groups or indexes of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of the fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on future investments than actually may be available at the future time. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains respectively on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

A futures contract on an investment is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract. By purchasing a futures contract--assuming a "long" position--a fund legally will obligate itself to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract--assuming a "short" position--it legally will obligate itself to make the future delivery of the security or instrument against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the funds usually will be liquidated in this manner, the funds may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to a fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity investments of the funds with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the funds may seek to protect the value of its securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the funds can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the funds will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Unlike the purchase or sale of a security, no price is paid or received by the funds upon the purchase or sale of a futures contract. Initially, the funds will be required to deposit in a custodial account an amount of cash, United States Treasury securities, or other permissible assets equal to approximately 5% of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where a fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, a fund may elect to close the position by taking an opposite position which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain.

There are several risks in connection with the use of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments which are the subject of the hedge. The funds will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in our judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the fund's portfolio securities or instruments sought to be hedged.

Successful use of futures contracts for hedging purposes also is subject to the user's ability to predict correctly movements in the direction of the market. For example, it is possible that, where a fund has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio investments. However, we believe that over time the value of a fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged. It also is possible that, for example, if a fund has hedged against the possibility of the decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the fund will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a fund has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices which reflect the rising market. The fund may have to sell securities or instruments at a time when it may be disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors, the investment advisor for each of the funds, still may not result in a successful hedging transaction over a very short time period.

The funds may also use futures contracts and options on futures contracts to manage its cash flow more effectively. To the extent that the funds enter into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions. Thus, pursuant to CFTC Rule 4.5, the aggregate initial margin and premiums required to establish non-hedging positions in commodity futures or commodity options contracts may not exceed 5% of the liquidation value of the fund's portfolio, after-taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that the in-the-money amount of an option that is in-the-money when purchased may be excluded in computing such 5%).

Firm Commitment Agreements and Purchase of "When-Issued" Securities
The funds can enter into firm commitment agreements for the purchase of securities on a specified future date. We expect that these transactions will be relatively infrequent. When a fund enters into a firm commitment agreement, liability for the purchase price--and the rights and risks of ownership of the securities--accrues to the fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a fund is obligated to purchase such securities, it will be required to segregate assets. See "Segregated Accounts," below.

Securities Lending
Subject to the funds' fundamental investment policies relating to loans of portfolio securities set forth above, the funds may lend its securities to brokers and dealers that are not affiliated with TIAA-CREF Life Insurance Company, are registered with the SEC and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, the fund will receive as collateral cash, securities issued or guaranteed by the United States Government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by the Securities and Exchange Commission (SEC) (not to fall below 100% of the market value of the loaned securities), as reviewed daily. By lending its securities, the funds will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the fund by the borrower of the securities. Such loans will be terminable by the fund at any time and will not be made to affiliates of TIAA. The funds may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The funds may pay reasonable fees to persons unaffiliated with the fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, or in liquidating collateral, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

Borrowing and Lending Among Affiliates
At some time in the future, the funds may establish a facility for borrowing and lending money among themselves as well as with

TIAA or other registered investment companies managed by Advisors or Investment Management.

If a fund borrows money, it could leverage its portfolio by keeping securities it might otherwise have had to sell. Leveraging exposes a fund to special risks, including greater fluctuations in net asset value in response to market changes.

Preferred Stock
The funds can invest in preferred stock consistent with their investment objectives.

Illiquid Securities
The funds can invest up to 15% of their assets in investments that may not be readily marketable. It may be difficult to sell these investments for their fair market value.

Repurchase Agreements
Repurchase agreements are one of several short-term vehicles the funds can use to manage cash balances effectively. In a repurchase agreement, we buy an underlying debt instrument on condition that the seller agrees to buy it back at a fixed time (usually a relatively short period) and price. The period from purchase to repurchase is usually no more than a week and never more than a year. Repurchase agreements have the characteristics of loans, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, a fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the fund's seller to deposit with the fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the fund entering into the agreement may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the fund entering into the agreement would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the fund; in such event the fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Swap Transactions
The funds may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices.

By entering into a swap transaction, the funds may be able to protect the value of a portion of its portfolio against declines in market value. The funds may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities which may arise from time to time. A fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the fund. However, there can be no assurance that the return the fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While the funds will only enter into swap transactions with counterparties considered creditworthy (and will monitor the creditworthiness of parties with which it enters into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. If the other party to the swap transaction defaults on its obligations, the fund entering into the agreement would be limited to the agreement's contractual remedies. There can be no assurance that the fund will succeed when pursuing its contractual remedies. To minimize a fund's exposure in the event of default, it will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the fund's custodian. To the extent a fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts," below.

Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. See "Illiquid Securities" above.

To the extent that there is an imperfect correlation between a fund's obligation to its counterparty under the swap and the return on related assets in its portfolio, the swap transaction may increase a fund's financial risk. No fund therefore will enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of any fund to engage in swap transactions in a speculative manner but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the fund.

Segregated Accounts
In connection with when-issued securities, firm commitment agreements, and certain other transactions in which any of the funds incur an obligation to make payments in the future, the fund involved may be required to segregate assets with its custodian bank in amounts sufficient to settle the transaction. To the extent required, such segregated assets can consist of liquid assets, including equity or other securities, or other instruments such as cash, United States Government securities or other obligations as may be permitted by law.

Investment Companies
Each fund can invest up to 10% of its assets in other investment companies.

Borrowing
Each fund can borrow money from banks (no more than 33 1/3% of the market value of its assets at the time of borrowing), rather than through the sale of portfolio securities, when such borrowing appears more attractive for the fund. Each can also borrow money from other sources temporarily (no more than 5% of the total market value of its assets at the time of borrowing), when, for example, the fund needs to meet liquidity requirements caused by greater than anticipated redemptions. See "Fundamental Policies" above.

Currency Transactions
The value of a fund's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To minimize the impact of such factors on net asset values, the fund may engage in foreign currency transactions in connection with their investments in foreign securities. The funds will not speculate in foreign currency exchange, and will enter into foreign currency transactions only to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increase.

The funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market.

By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund is able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when it appears that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when it appears that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

The funds may also hedge their foreign currency exchange rate risk by engaging in currency financial futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that generally tracks the currency being hedged with regard to price movements). Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

The funds may hold a portion of their respective assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its obligations thereunder.

There is no express limitation on the percentage of a fund's assets that may be committed to foreign currency exchange contracts. A fund will not enter into foreign currency forward contracts or maintain a net exposure in such contracts where that fund would be obligated to deliver an amount of foreign currency in excess of the value of that fund's portfolio securities or other assets denominated in that currency or, in the case of a cross-hedge transaction, denominated in a currency or currencies that fund's investment adviser believes will correlate closely to the currency's price movements. The funds generally will not enter into forward contracts with terms longer than one year.

Foreign Investments
As described more fully in the prospectus, certain funds may invest in foreign securities, including those in emerging markets. In addition to the general risk factors discussed in the Prospectus, there are a number of country- or region-specific risks and other considerations that may affect these investments.

Investment in Europe. The total European market (consisting of the European Union, the European Free Trade Association and Eastern European countries) contains over 450 million consumers, a market larger than either the United States or Japan. European businesses compete both intra-regionally and globally in a wide range of industries, and recent political and economic changes throughout Europe are likely further to expand the role of Europe in the global economy. As a result, a great deal of interest and activity has been generated aimed at understanding and benefiting from the "new" Europe that may result. The incipient aspects of major developments in Europe as well as other considerations means that there can be no guarantee that outcomes will be as anticipated or will have results that investors would regard as favorable.

The European Union. The European Union ("EU") consists of Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden, and the United Kingdom (the "EU Nations"), with a total population exceeding 370 million. The EU Nations have undertaken to establish, among themselves, a single market that is largely free of internal barriers and hindrances to the free movement of goods, persons, services and capital. Although it is difficult to predict when this goal will be fully realized, macro- and micro-economic adjustments already in train are indicative of significant increases in efficiency and the ability of the EU Nations to compete globally by simplifying product distribution networks, promoting economies of scale, and increasing labor mobility, among other effects. The establishment of the eleven-country European Monetary Union, a subset of the European Union countries, with its own central bank, the European Central Bank; its own currency, the Euro; and a single interest rate structure, represents a new economic entity, the Euro-area. While authority for monetary policy thus shifts from national hands to an independent supranational body, sovereignty elsewhere remains largely at the national level. Uncertainties with regard to balancing of monetary policy against national fiscal and other political issues and their extensive ramifications represent important risk considerations for investors in these countries.

Investment in the Pacific Basin. The economies of the Pacific Basin vary widely in their stages of economic development. Some (such as Japan, Australia, Singapore, and Hong Kong) are considered advanced by Western standards; others (such as Thailand, Indonesia, and Malaysia) are considered "emerging"--rapidly shifting from natural resource- and agriculture-based systems to more technologically advanced systems oriented toward manufacturing and services. The major reform of China's economy and polity continues to be an important influence on economic growth internally, and, through trade, across the region. Intra-regional trade has become increasingly important to a number of these economies. Japan, the second largest economy in the world, is the dominant economy in the Pacific Basin, with one of the highest per capita incomes in the world. Its extensive trade relationships also contribute to expectations for regional and global economic growth. Economic growth has historically been relatively strong in the region, but recent economic turmoil among the emerging economies, and unmitigated recessionary impulses in Japan, in the recent past have raised important questions with regard to prospective longer-term outcomes. Potential policy miscalculations or other events could pose important risks to equity investors in any of these economies.

Investment in Canada. Canada, a country rich in natural resources and a leading industrial country of the world, is by far the most important trading partner of the United States. The U.S., Canada, and Mexico have established the North American Free Trade Agreement ("NAFTA"), which is expected to significantly benefit the economies of each of the countries through the more rational allocation of resources and production over the region. Uncertainty regarding the longer-run political structure of Canada is an added risk to investors, along with highly volatile commodity prices.

Investment in Latin America. Latin America (including Mexico and Central America) has a population of approximately 455 million and is rich in natural resources. Important gains in the manufacturing sector have developed in several of the major countries in the region. A number of countries in the region have taken steps to reduce impediments to trade, most notably through the NAFTA agreement between the U.S., Canada and Mexico and the Mercosur agreement between Argentina, Brazil, Paraguay and Uruguay, with Chile as an associate member. Restrictions on international capital flows, intermittent problems with capital flight, and some potential difficulties in the repayment of external debt, however, remain important concerns in the region--exacerbating the risks in these equity markets. As a result, Latin American equity markets have been extremely volatile. Efforts to restructure these economies through privatization and fiscal and monetary reform have been met with some success, with gains in output growth and slowing rates of inflation. These efforts may result in attractive investment opportunities. However, recent events have shown that large shifts in sentiment in markets elsewhere on the globe may very quickly reverberate among these markets, adding greater risk to already volatile markets. There can be no assurance that attempted reforms will ultimately be successful or will bring about results investors would regard as favorable.

Other Regions. There are developments in other regions and countries around the world which could lead to additional investment opportunities. We will monitor these developments and may invest when appropriate.

Depository Receipts. The funds can invest in American, European and Global Depository Receipts ("ADRs," "EDRs" and "GDRs"). They are alternatives to the purchase of the underlying securities in their national markets and currencies. Although their prices are quoted in U.S. dollars, they don't eliminate all the risks of foreign investing.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. To the extent that a fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Other Investment Techniques and Opportunities
The funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio's overall return, regardless of how these actions may affect the weight of the particular securities in the fund's portfolio. It is not our policy to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.

Portfolio Turnover
The transactions a fund engages in are reflected in its portfolio turnover rate. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the fund's portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund and ultimately by the fund's shareholders. However, because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable.

The funds do not have fixed policies on portfolio turnover although, because a higher portfolio turnover rate will increase brokerage costs, Advisors will carefully weigh the added costs of short term investment against the gains anticipated from such transactions.

Management of the Fund

The Board
A board of trustees (the Board) oversees the TIAA-CREF Life Funds' business affairs and is responsible for major decisions about its investment objective and policies. The Board delegates the day-to-day management of the fund to Advisors and its officers (see below). The Board meets periodically to review the fund's activities, contractual arrangements with companies that provide services to the fund, and the performance of the investment portfolio.

Trustees and Officers of the TIAA-CREF Life Funds


                                      Position(s)
                                      Held with          Principal Occupation(s)
Name and Address*             Age     Registrant         During Past 5 Years
---------------------------   -----   ----------------   -----------------------------------------------------------------------
Laurence W. Franz             60      Trustee            Vice President, Business and Finance, and Treasurer, Canisius College
Canisius College
2001 Main Street
Buffalo, New York 14208

Jeanmarie C. Grisi            41      Trustee            Senior Manager, Pension Administration, Lucent Technologies Inc.;
Lucent Technologies Inc.                                 formerly, Treasurer, Carnegie Corporation of New York
600 Mountain Avenue-7F-523
Murray Hill, NJ 07974

Richard M. Norman             55      Trustee            Vice President for Finance and Business Services and Treasurer, Miami
Miami University                                         University; formerly, Vice President for Administration and Associate
274 McGuffey Hall                                        Treasurer, Rutgers, The State University of New Jersey
Oxford, OH 45056-1846

John J. McCormack**           55      Trustee and        Executive Vice President, TIAA and CREF, since November 1983 and
                                      Executive Vice     President, TIAA-CREF Enterprises, Inc., since June 1998
                                      President

Martin E. Galt III**          58      President          Executive Vice President, TIAA and CREF, since February 2000; formerly
                                                         President, Institutional Investment Management Division of Asset
                                                         Management Group (September 1997--February 2000) and Principal
                                                         Investment Officer, Bank of America (September 1997--September
                                                         1998) and Chairman and Chief Executive Officer, Boatman's Trust
                                                         Company (May 1995--September 1997)

Richard L. Gibbs              53      Executive Vice     Executive Vice President, TIAA, CREF, TIAA-CREF Investment Management,
                                      President          LLC ("Investment Management") and TIAA-CREF Individual &
                                                         Institutional Services, Inc. ("Services"), since 1993

Peter C. Clapman              64      Senior Vice        Senior Vice President and Chief Counsel, Investments, TIAA and CREF
                                      President,
                                      Secretary and
                                      Chief Counsel,
                                      Investments

Richard J. Adamski            58      Vice President     Vice President and Treasurer, Investment Management and Services,
                                      and Treasurer      since January 1992 and TPIS, since 1994, and Vice President and
                                                         Treasurer, TIAA and CREF


-----------
 * The address for all officers of the TIAA-CREF Life Funds is 730 Third Avenue, New York, New York 10017-3206.

** This Trustee is or may be an "interested person" within the meaning of the Investment Company Act of 1940.

Compensation of Trustees
Trustees who are not active officers of Teachers Insurance and Annuity Association (TIAA) each receive a total of $5,000 per year, plus $1,000 for each meeting of the board of trustees attended, for their service to both the TIAA-CREF Life Funds and TIAA Separate Account VA-1 (the "Fund Complex"). Compensation is allocated between the companies in the Fund Complex based on assets. Trustees who are active officers of TIAA do not receive any additional compensation for their services as trustees. (See "Advisors and TIAA" below). The following table sets forth the compensation paid to the TIAA-CREF Life Funds' trustees for the year ended December 31, 1999:


                               (2)                                         (4)               (5)
                            Aggregate                (3)                Estimated           Total
         (1)              Compensation      Pension or Retirement         Annual        Compensation
   Name of Person,       From TIAA-CREF      Benefits Accrued As      Benefits Upon         From
       Position            Life Funds       Part of Fund Expenses       Retirement      Fund Complex*
---------------------   ----------------   -----------------------   ---------------   --------------
Laurence W. Franz,          $296.10                  $-0-                  $-0-             $8,000
Trustee

Jeanmarie C. Grisi,         $259.09                  $-0-                  $-0-             $7,000
Trustee

Richard M. Norman,          $296.10                  $-0-                  $-0-             $8,000
Trustee

------------------------
* For purposes of this information, the Fund Complex consists of the College Retirement Equities Fund, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1.

Principal Holders of Securities

Teachers Insurance and Annuity Association (TIAA), as the contributor of the initial capital for each of the funds, owned the following percentages of the shares of each fund as of March 13, 2000:

Growth Equity                     99.80%
Growth & Income                   99.80%
International Equity              99.80%
Stock Index                       52.17%
Social Choice Equity              99.60%

The TIAA-CREF Life Separate Account VA-1, funding the Personal Annuity Select contracts, owns the balance of the outstanding shares.


Investment Advisory and Other Services

Investment Advisory Services
As explained in the prospectus, investment advisory services and related services for the TIAA-CREF Life Funds are provided by personnel of Advisors, which is registered under the Investment Advisers Act of 1940. Advisors manages the investment and reinvestment of the assets of the TIAA-CREF Life Funds, subject to the direction and control of the TIAA-CREF Life Funds' board of trustees. Advisors' will perform all research, make recommendations, and place orders for the purchase and sale of securities. Advisors also provides for portfolio accounting, custodial, and related services for the assets of the Stock Index Fund.


Advisory fees are payable monthly to Advisors. They are calculated as a percentage of the average value of the net assets each day for each fund, and are accrued daily proportionately at 1/365th (1/366th in a leap year) of the rates set forth in the prospectus. For 1999, the total dollar amount of investment management expenses for the Stock Index Fund attributable to advisory fees, before and after Advisors' waiver of a portion of its fees, was $101,980 gross expenses, $78,185 waived expenses and $23,795 net expenses.

Personal Trading Policy. TIAA-CREF Life Funds and Advisors have adopted a personal trading policy under Rule 17j-1 of the Investment Company Act of 1940. Under the policy, personnel of Advisors and members of their households are limited in trading for their own accounts. The policy generally requires these individuals to preclear and report all their securities transactions including transactions in securities that are held or purchased by the TIAA-CREF Life Funds. The policy can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The policy is also available on the EDGAR Database on the SEC's Internet site at http:// www.sec.gov. Copies of the policy may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Advisors and TIAA
Advisors is a wholly-owned indirect subsidiary of TIAA. The main offices of both TIAA and Advisors are at 730 Third Avenue, New York, New York 10017-3206. TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. Together, TIAA and CREF form the principal retirement system for the nation's education and research communities and one of the largest retirement systems in the world, based on assets under management. TIAA-CREF serves approximately 2.2 million people. As of December 31, 1999, TIAA's assets were approximately $110 billion; the combined assets for TIAA and CREF totalled approximately $288 billion.

TIAA owns all of the shares of TIAA-CREF Enterprises, Inc., which in turn owns all the shares of Advisors, TIAA-CREF Life Insurance Company, and Teachers Personal Investors Services, Inc., the principal underwriter for the TIAA-CREF Life Funds and the TIAA-CREF Life Insurance Company variable annuity contracts funded by the TIAA-CREF Life Funds. TIAA also holds all the shares of TIAA-CREF Investment Management, LLC ("Investment Management"). Investment Management provides investment advisory services to the College Retirement Equities Fund, TIAA's companion organization. All of the foregoing are affiliates of the TIAA-CREF Life Funds and Advisors.


Custodian
Under the terms of a contract with Advisors, State Street Bank & Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02209 acts as custodian for the TIAA-CREF Life Funds. Advisors has agreed to pay State Street for these services.

Administrative Services
Advisors has retained State Street to provide the TIAA-CREF Life Funds with certain administrative services, including preparation of each fund's federal, state and local tax returns, preparation of fund financial information, and various other administrative services. Advisors, not the TIAA-CREF Life Funds, has agreed to pay State Street a fee for such services.


Auditors
The financial statements of TIAA-CREF Life Funds are audited by Ernst & Young LLP. The principal business address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York 10019.

Fund History and Description of the Fund
TIAA-CREF Life Funds is a Delaware business trust organized on August 13, 1998, and is registered with the U.S. Securities and Exchange Commission (SEC) as a diversified "open-end" management investment company. It currently has five investment portfolios (funds). As a Delaware business trust, the fund's operations are governed by its Declaration of Trust dated August 13, 1998, as amended (the Declaration). A copy of the fund's Certificate of Trust, dated August 13, 1998, is on file with the Office of the Secretary of State of the State of Delaware.

Shareholders Meetings and Voting Rights
Under the Declaration, the TIAA-CREF Life Funds are not required to hold annual meetings to elect Trustees or for other purposes, and therefore, we do not anticipate that the fund will hold shareholders' meetings unless required by law. The TIAA-CREF Life Funds will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the TIAA-CREF Life Funds.

With regard to matters for which the Investment Company Act of 1940 requires a shareholder vote, the separate account which issues the variable contracts funded by the TIAA-CREF Life Funds, as the legal owner of the TIAA-CREF Life Funds shares, typically votes fund shares in accordance with instructions received from contractowners (or annuitants or beneficiaries thereunder) having a voting interest in the separate account. Shares held by the separate account for which no instructions are received are generally voted by the separate account for or against any proposition, or in abstention, in the same proportion as the shares for which instructions have been received. You should refer to the separate prospectus, which accompanies this prospectus, describing your contract and the separate account, for more information on your voting rights.

Shares
The fund is authorized to issue an unlimited number of shares of beneficial interest in the fund, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the fund's investment portfolios. There is currently five series of shares and five investment portfolios.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by the share on all matters to which the holder of that share is entitled to vote. The shares do not have cumulative voting rights.

Additional Portfolios
The TIAA-CREF Life Funds currently consists of five investment portfolios, or funds. Pursuant to the Declaration, the Trustees may establish additional investment funds (technically "series" of shares).


Valuation of Assets

The assets of the TIAA-CREF Life Funds are valued as of the close of each valuation day in the following manner:

Equity Securities
Investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business (usually 4:00 p.m. eastern time) on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Such an equity security may also be valued at fair value as determined in good faith under the direction of the the board of trustees if events materially affecting its value occur between the time its price is determined and the time a fund's net asset value is calculated.

Foreign Investments
Investments traded on a foreign exchange or in foreign markets are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Since the trading of investments on a foreign exchange or in foreign markets is normally completed before the end of a valuation day, such valuation does not take place contemporaneously with the determination of the valuation of certain other investments held by the fund. If events materially affecting the value of foreign investments occur between the time their share price is determined and the time when a fund's net asset value is calculated, such investments will be valued at fair value as determined in good faith by the board of trustees.

Debt Securities and Money Market Instruments
Debt securities (excluding money market instruments) for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). These values will be derived utilizing an independent pricing service, except when we believe the prices don't accurately reflect the security's fair value.

Values for money market instruments with maturities of sixty days or less are valued at amortized cost, which approximates fair value. Values for money market instruments with maturities of more than sixty days are valued in the same manner as debt securities stated in the preceding paragraph, or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

All debt securities may also be valued at fair value as determined in good faith by the board of trustees.

Options
Portfolio investments underlying options are valued as described above. Stock options written by a fund are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of a fund's net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

For example, when a fund writes a call option, the amount of the premium is included in the fund's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if a fund enters into a closing purchase transaction it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, a fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from a fund's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

Investments for Which Market Quotations Are Not Readily Available
Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value as determined in good faith under the direction of the board of trustees.


Brokerage Allocation

Advisors is responsible for decisions to buy and sell securities for the fund as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best execution, which includes such factors as best price, research and available data. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transactions with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of the fund, its personnel may, consistent with their fiduciary obligations, decide either to buy or to sell a particular security for the fund at the same time as for TIAA Separate Account VA-1, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds or any other investment account that it may be managing, or at the same time as for a CREF account or other account that it may also be managing on behalf of Investment Management, the other investment adviser affiliated with TIAA. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the data. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the portfolio.


Advisors will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. Advisors follows guidelines established by the Board for the placing of orders with the brokers providing such services. In 1999, no brokerage commissions were paid by the Stock Index Fund to brokers on account of research services.

The aggregate amount of brokerage commissions paid by the Stock Index Fund during 1999 was $7,098.

Research or services obtained for one fund may be used by personnel of Advisors in managing the other funds or other investment company accounts, or the CREF accounts for Investment Management. In such circumstances, the expenses incurred will be allocated in an equitable manner consistent with the fiduciary obligations of personnel of Advisors to each of the funds.


During 1999, the Stock Index Fund acquired securities of certain of the regular brokers or dealers or their parents. These entities and the value of the Stock Index Fund's aggregate holdings in the securities of those entities are set forth below:


Regular Broker or Dealer based on brokerage commissions paid: None

Regular Broker or Dealer based on entities acting as principal:

Broker                       Parent                                      Holdings at 12/31/99 (US$)
------                       ------                                      --------------------------
Chase Securities, Inc.       Chase Manhattan Corp.                                $256,368

Morgan Stanley &             Morgan Stanley, Dean Witter & Co., Inc.              $314,050
Co., Inc.

Morgan (J.P.) Securities     Morgan (J.P.) & Co., Inc.                            $ 75,975
Corp.

Goldman Sachs                Goldman Sachs Group LP                               $ 37,675

Lehman Brothers              Lehman Brothers Holdings, Inc.                       $ 33,875


Performance Information

From time to time, we will advertise the total return and average annual total return of the fund. Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period, which assumes the application of the percentage rate of total return.

Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the fund's performance will include the fund's average annual total return for one-, five- and ten-year periods (and occasionally other periods as well).

All performance figures are based on past investment results. They aren't a guarantee that the fund will perform equally or similarly in the future. Write or call us for current performance figures for the fund.

Calculation of Performance Data
We may quote a fund's performance in various ways. All performance information in advertising is historical and is not intended to indicate future returns. A fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost. Performance of the funds will be presented net of any separate account fees and charges.

Total Return Calculations
Total returns quoted in advertising reflect all aspects of a fund's returns, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period according to the following formula:

                       P (1 + T)n = ERV
where: P     =         the hypothetical initial payment
               T =     average annual total return
               n =     number of years in the period
             ERV =     ending redeemable value of the hypo-
                       thetical payment made at the beginning
                       of the one-, five-, or 10-year period at
                       the end of the one-, five-, or 10-year
                       period (or fractional portion thereof).

For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the fund.

In addition to average annual returns, we may quote a fund's unaveraged or cumulative total returns reflecting the actual change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before or after tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Performance Returns
Set forth below is the calculation of the Stock Index Fund's performance, which reflects all expense deductions from fund assets, applied to a hypothetical investment of $1,000 in that fund. Because they are new, we have not included the returns of the other funds.

Period                 Cumulative Total Return
------                 -----------------------
Since inception        21.20%
(January 4, 1999 to
December 31, 1999)

Performance Comparisons
Performance information for the funds, may be compared in advertisements, sales literature, and reports to shareholders, to the performance information reported by other investments and to various indices and averages. Such comparisons may be made with, but are not limited to (1) the S&P 500, (2) the Dow Jones Industrial Average ("DJIA"), (3) Lipper Analytical Services, Inc. Mutual Fund Performance Analysis Reports and the Lipper General Equity Funds Average, (4) Money Magazine Fund Watch, (5) Business Week's Mutual Fund Scoreboard, (6) SEI Funds Evaluation Services Equity Fund Report, (7) CDA Mutual Funds Performance Review and CDA Growth Mutual Fund Performance Index,
(8) Value Line Composite Average (geometric), (9) Wilshire Associates indices,
(10) Frank Russell Co. Inc. indices, (11) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics (measurement of inflation), (12) Morningstar, Inc., and (13) the Global Market indices created by Morgan Stanley, Inc., including the Europe, Australasia, Far East (EAFE) Index, the EAFE+Canada Index and the International Perspective Index. We may also discuss ratings or rankings received from these entities, accompanied in some cases by an explanation of those ratings or rankings, when applicable. In addition, advertisements may discuss the performance of the indices listed above.

The performance of each of the funds also may be compared to other indices or averages that measure performance of a pertinent group of securities. Shareholders should keep in mind that the composition of the investments in the reported averages will not be identical to that of the fund and that certain formula calculations (e.g., yield) may differ from index to index. In addition, there can be no assurance that any of the funds will continue its performance as compared to such indices.

We may also advertise ratings or rankings the funds receive from various rating services and organizations, including but not limited to any organization listed above.

The Stock Index Fund is not promoted, sponsored, endorsed, or sold by, nor affiliated with, Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the fund literature or publications and makes no representation or warranty, express or implied, as to their accuracy, completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to change or terminate the Russell 3000 Index. Frank Russell Company has no obligation to take the needs of the fund or the separate account contractowners into consideration in determining the index. Frank Russell Company's publication of the Russell 3000 Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all of the securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness or reliability of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Index or any securities comprising the Index. FRANK RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES OF ANY KIND OR NATURE, INCLUDING WITHOUT LIMITATION, WARRANTIES OF MERCHANTABILITY OR OF FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR SECURITIES INCLUDED THEREIN.

Illustrating Compounding, Tax Deferral, and Expense Deductions
We may illustrate in advertisements, sales literature, and reports to contractowners or annuitants the effects of tax deferral and/or compounding of earnings on an investment in the TIAA-CREF Life Funds. We may do this using a hypothetical investment earning a specified rate of return. To illustrate the effects of compounding, we would show how the total return from an investment of the same dollar amount, earning the same or different interest rate, varies depending on when the investment was made. To illustrate the effects of tax deferral, we will show how the total return from an investment of the same dollar amount, earning the same or different interest rates, for individuals in the same tax bracket, would vary between tax-deferred and taxable investments.

We may also illustrate in advertisements, sales literature, and reports to contractowners or annuitants the effect of an investment fund's expenses on total return over time. We may do this using a hypothetical investment earning a specified rate of return. We would show how the total return, net of expenses, from an investment of the same dollar amount in funds with the same investment results but different expense deductions varies increasingly over time. In the alternative, we would show the difference in the dollar amount of total expense charges paid over time by an investor in two or more different funds that have the same annual total return but different asset-based expense charges. We may also compare the TIAA-CREF Life Funds' expense charges to those of other investment products.

Net Asset Value
Charts and graphs using a fund's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return.

Moving Averages
We may illustrate the fund's performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. "Moving Average Activity Indicators" combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.


Tax Status

Although the TIAA-CREF Life Funds are organized as a Delaware business trust, neither the TIAA-CREF Life Funds nor any of the funds will be subject to any corporate excise or franchise tax in the State of Delaware, nor will they be liable for Delaware income taxes provided that each fund qualifies as a "regulated investment company" ("RIC") for federal income tax purposes and satisfies certain income source requirements of Delaware law. If the funds so qualify and distribute all of their income and capital gains, they will also be exempt from the New York State franchise tax and the New York City general corporation tax, except for small minimum taxes.

Each fund intends to qualify as a RIC under Subchapter M of the Code. In general, to qualify as a RIC: (a) at least 90% of the gross income of the fund for the taxable year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities; (b) the fund must distribute to its shareholders 90% of its ordinary income and net short-term capital gains (undistributed net income may be subject to tax at the fund level) and (c) the fund must diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the fund's total assets and 10% of the outstanding voting securities of such issuer and
(ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the fund and engaged in the same, similar, or related trades or businesses.

If a fund fails to qualify as a RIC, the fund will be subject to federal and possibly state and local corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of the fund's available earnings and profits. Owners of a variable annuity or other variable insurance contracts invested in the fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. This could also happen if the fund fails to comply with the diversification requirements required of insurance company separate accounts under the Code.

Each fund must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and distributions of at least 98% of its capital gain net income (as of the twelve months ended October 31), in order to avoid a federal excise tax. Each fund intends to make the required distributions, but they cannot guarantee that they will do so. Dividends attributable to each fund's ordinary income and capital gains distributions are taxable as such to shareholders in the year in which they are received except dividends declared in October, November or December and paid in January. Dividends in the latter category are treated as paid on December 31.

This discussion of the tax treatment of the funds and their distributions is based on the federal, Delaware and New York tax laws in effect as of the date of this SAI. Contractowners should consult their tax advisers to determine the tax treatment of their investment.

Underwriters

The shares of the TIAA-CREF Life Funds are offered continuously by Teachers Personal Investors Services, Inc. (TPIS), which is registered with the SEC as a broker-dealer and is a member of the NASD. TPIS may be considered the "principal underwriter" for the shares of the fund. No commissions are paid in connection with the distribution of the shares of the TIAA-CREF Life Funds. The principal business address of TPIS is 730 Third Avenue, New York, New York 10017.

Legal Matters

All matters of applicable state law have been passed upon by Charles H. Stamm, Executive Vice President and General Counsel of TIAA and CREF. Legal matters relating to the federal securities laws have been passed upon by Sutherland Asbill & Brennan LLP, Washington, D.C.

Experts

The financial statements of the TIAA-CREF Life Funds included in this Statement of Additional Information or incorporated by reference into this registration statement have been audited by Ernst & Young LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Other Information

This Statement of Additional Information and the Prospectus for the TIAA-CREF Life Funds do not contain all the information set forth in the registration statement and exhibits relating thereto (including the Declaration of Trust), which the fund has filed with the SEC, to which reference is hereby made.

Financial Statements

The audited financial statements of the each of the funds of the TIAA-CREF Life Funds, other than the Stock Index Fund, follow. The audited financial statements of the Stock Index Fund are incorporated herein by reference to the TIAA-CREF Life Funds' Annual Report for the year ended December 31, 1999, which has been filed with the Securities and Exchange Commission, and provided to separate account contractowners. We will furnish you, without charge, another copy of the Annual Report upon request.

                          INDEX TO FINANCIAL STATEMENTS



                                                             Page
                                                             ----
TIAA-CREF LIFE FUNDS
Audited Financial Statements -
  Growth Equity, Growth & Income, International Equity,
  Social Choice Funds
  March 10, 2000:
   Report of Management Responsibility ...................   B-20
   Report of Independent Auditors ........................   B-21
   Statements of Assets and Liabilities ..................   B-22
   Statements of Operations ..............................   B-23
   Statements of Changes in Net Assets ...................   B-24
   Financial Highlights ..................................   B-25
   Notes to Financial Statements .........................   B-26
   Statements of Investments .............................   B-29

                                [TIAA CREF LOGO]


--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY


To the Shareholders of
 the TIAA-CREF Life Funds:

The accompanying financial statements of the Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds of TIAA-CREF Life Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

TIAA-CREF Life Funds has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.



                                       /s/ Martin E. Galt, III
                                      -----------------------------
                                                President





                                       /s/  Richard L. Gibbs
                                      -----------------------------
                                       Executive Vice President and
                                         Chief Financial Officer

                         [ERNST & YOUNG LLP LETTERHEAD]


                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of TIAA-CREF Life Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds (four of the Funds constituting TIAA-CREF Life Funds) (the "Funds") as of March 10, 2000, and the related statements of operations and changes in net assets and financial highlights for the period March 1, 2000 (commencement of operations) to March 10, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 10, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at March 10, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the period from March 1, 2000 to March 10, 2000, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP



March 21, 2000

                              TIAA-CREF LIFE FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 10, 2000


                                                  Growth Equity   Growth & Income   International Equity   Social Choice Equity
                                                       Fund             Fund                Fund                   Fund
                                                 --------------- ----------------- ---------------------- ---------------------
ASSETS
 Portfolio investments, at cost ................   $50,113,488      $50,406,395         $67,983,565            $25,126,549
 Net unrealized appreciation (depreciation)
  of portfolio investments .....................     1,313,824          195,642            (363,194)              (349,425)
                                                   -----------      -----------         -----------            -----------
 Portfolio investments, at value ...............    51,427,312       50,602,037          67,620,371             24,777,124
 Cash ..........................................           307            1,087           2,377,419                    756
 Dividends and interest receivable .............         8,568           10,686               6,050                  4,641
 Receivable from securities transactions .......        20,044          375,977                  --                     --
                                                   -----------      -----------         -----------            -----------
                                    TOTAL ASSETS    51,456,231       50,989,787          70,003,840             24,782,521
                                                   -----------      -----------         -----------            -----------
LIABILITIES
 Payable for securities transactions ...........            --          662,122          20,209,097                     --
 Accrued expenses ..............................         3,481            3,176               3,994                  1,238
                                                   -----------      -----------         -----------            -----------
                               TOTAL LIABILITIES         3,481          665,298          20,213,091                  1,238
                                                   -----------      -----------         -----------            -----------
NET ASSETS .....................................   $51,452,750      $50,324,489         $49,790,749            $24,781,283
                                                   ===========      ===========         ===========            ===========
Net assets consist of:
 Paid in capital ...............................   $50,100,000      $50,100,000         $50,100,000            $25,100,000
 Accumulated undistributed net investment
  income .......................................        55,359           58,801              70,930                 30,708
 Accumulated net realized gain (loss) on
  total investments ............................       (16,433)         (29,954)              9,994                     --
 Accumulated net unrealized appreciation
  (depreciation) on total investments ..........     1,313,824          195,642            (390,175)              (349,425)
                                                   -----------      -----------         -----------            -----------
NET ASSETS .....................................   $51,452,750      $50,324,489         $49,790,749            $24,781,283
                                                   ===========      ===========         ===========            ===========
NUMBER OF SHARES OUTSTANDING
 $.0001 par value, unlimited number of
  shares of beneficial interest authorized .....     2,004,000        2,004,000           2,004,000              1,004,000
                                                   ===========      ===========         ===========            ===========
 Net asset value per share .....................   $     25.68      $     25.11         $     24.85            $     24.68
                                                   ===========      ===========         ===========            ===========

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT
                        OF OPERATIONS) TO MARCH 10, 2000

                                                    Growth Equity   Growth & Income   International Equity   Social Choice Equity
                                                         Fund             Fund                Fund                   Fund
                                                   --------------- ----------------- ---------------------- ---------------------
INVESTMENT INCOME
 Income:
  Dividends ......................................   $    8,568        $  10,686           $    6,050            $    4,641
  Interest .......................................       50,272           51,291               68,874                27,305
                                                     ----------        ---------           ----------            ----------
                                      TOTAL INCOME       58,840           61,977               74,924                31,946
                                                     ----------        ---------           ----------            ----------
 Expenses--Notes 3 and 5
  Management fee .................................        6,350            6,019                7,245                 2,651
  Trustee fees and expenses ......................           30               30                   30                    15
                                                     ----------        ---------           ----------            ----------
                            EXPENSES BEFORE WAIVER        6,380            6,049                7,275                 2,666
   Less expenses waived by the advisor ...........       (2,899)          (2,873)              (3,281)               (1,428)
                                                     ----------        ---------           ----------            ----------
                                      NET EXPENSES        3,481            3,176                3,994                 1,238
                                                     ----------        ---------           ----------            ----------
                            INVESTMENT INCOME--NET       55,359           58,801               70,930                30,708
                                                     ----------        ---------           ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON TOTAL INVESTMENTS
Realized gain (loss) on:
 Portfolio investments                                  (16,433)         (29,954)                  --                    --
 Foreign currency transactions                               --               --                9,994                    --
                                                     ----------        ---------           ----------            ----------
 Net realized gain (loss) on total investments          (16,433)         (29,954)               9,994                    --
                                                     ----------        ---------           ----------            ----------
 Net change in unrealized appreciation
  (depreciation) on:
  Portfolio investments ..........................    1,313,824          195,642             (363,194)             (349,425)
  Translation of assets (other than portfolio
   investments) and liabilities
   denominated in foreign currencies .............           --               --              (26,981)                   --
                                                     ----------        ---------           ----------            ----------
  Net change in unrealized appreciation
   (depreciation) on total investments ...........    1,313,824          195,642             (390,175)             (349,425)
                                                     ----------        ---------           ----------            ----------
           NET REALIZED AND UNREALIZED GAIN (LOSS)
                              ON TOTAL INVESTMENTS    1,297,391          165,688             (380,181)             (349,425)
                                                     ----------        ---------           ----------            ----------
             NET INCREASE (DECREASE) IN NET ASSETS
                         RESULTING FROM OPERATIONS   $1,352,750        $ 224,489           $ (309,251)           $ (318,717)
                                                     ==========        =========           ==========            ==========

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT
                        OF OPERATIONS) TO MARCH 10, 2000


                                                  Growth Equity   Growth & Income   International Equity   Social Choice Equity
                                                       Fund             Fund                Fund                   Fund
                                                 --------------- ----------------- ---------------------- ---------------------
CHANGE IN NET ASSETS
OPERATIONS:
Investment income--net .........................   $    55,359      $    58,801         $    70,930            $    30,708
Net realized gain (loss) on total investments ..       (16,433)         (29,954)              9,994                     --
Net change in unrealized appreciation
 (depreciation) on total investments ...........     1,313,824          195,642            (390,175)              (349,425)
                                                   -----------      -----------         -----------            -----------
           NET INCREASE (DECREASE) IN NET ASSETS
                       RESULTING FROM OPERATIONS     1,352,750          224,489            (309,251)              (318,717)
                                                   -----------      -----------         -----------            -----------
SHAREHOLDER TRANSACTIONS:
 Seed money subscriptions ......................    50,100,000       50,100,000          50,100,000             25,100,000
                                                   -----------      -----------         -----------            -----------
            NET INCREASE IN NET ASSETS RESULTING
                   FROM SHAREHOLDER TRANSACTIONS    50,100,000       50,100,000          50,100,000             25,100,000
                                                   -----------      -----------         -----------            -----------
NET ASSETS, end of period ......................   $51,452,750      $50,324,489         $49,790,749            $24,781,283
                                                   ===========      ===========         ===========            ===========

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                              FINANCIAL HIGHLIGHTS
                   FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT
                        OF OPERATIONS) TO MARCH 10, 2000


                                                      Growth Equity   Growth & Income   International Equity   Social Choice Equity
                                                           Fund             Fund                Fund                   Fund
                                                     --------------- ----------------- ---------------------- ---------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............      $ 25.00          $ 25.00             $ 25.00                $ 25.00
                                                         -------          -------             -------                -------
Gain from investment operations:
 Net investment income ............................         0.03             0.03                0.04                   0.03
 Net realized and unrealized gain (loss) on
  total investments ...............................         0.65             0.08               (0.19)                 (0.35)
                                                         -------          -------             -------                -------
Total gain (loss) from investment operations .......        0.68             0.11               (0.15)                 (0.32)
                                                         -------          -------             -------                -------
Net asset value, end of period .....................     $ 25.68          $ 25.11             $ 24.85                $ 24.68
                                                         =======          =======             =======                =======
TOTAL RETURN .......................................       2.72%            0.44%              (0.60%)                (1.28%)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands) .........     $51,453          $50,324             $49,791                $24,781
Ratio of expenses to average net assets before
 expense waiver ....................................       0.01%            0.01%               0.02%                  0.01%
Ratio of expenses to average net assets after
 expense waiver ....................................       0.01%            0.01%               0.01%                  0.01%
Ratio of net investment income to average net
 assets ............................................       0.12%            0.13%               0.16%                  0.14%
Portfolio turnover rate ............................       0.00%            0.00%               0.00%                  0.00%

The percentages shown above are not annualized.


                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

TIAA-CREF Life Funds is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. It consists of five series, the Stock Index Fund which invests in a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index; the Growth Equity Fund which invests primarily in a diversified portfolio of common stocks that present the opportunity for exceptional growth; the Growth & Income Fund which invests primarily in a broadly diversified portfolio of common stocks selected for their investment potential; the International Equity Fund which invests primarily in a broadly diversified portfolio of foreign equity investments and the Social Choice Equity Fund which invests primarily in a diversified set of common stocks of companies whose activities are consistent with the Fund's social criteria. These financial statements consist of the Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds (the "Funds"). The financial statements of the Stock Index Fund are not included in these financial statements.

TIAA-CREF Life Separate Account VA-1 (the "Account"), which is registered with the Commission as a unit investment trust under the 1940 Act consists of five sub-accounts which correspond to and invest in each of the Funds. The Account is a separate account of TIAA-CREF Life Insurance Company ("TIAA-CREF Life") which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, and is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), also a legal reserve life insurance company which was established under the insurance laws of the State of New York in 1918.

The Funds commenced operations on March 1, 2000, when the Accounts purchased 4,000 shares at $25.00 per share for a total of $100,000 in each of the corresponding Funds. On March 1, 2000, TIAA purchased 2,000,000 shares at $25 per share for a total of $50,000,000 in each of the Growth Equity, Growth & Income and International Equity Funds and also purchased 1,000,000 shares at $25 per share for a total of $25,000,000 in the Social Choice Equity Fund. At March 10, 2000, the values of these investments were as follows:


                                        Accounts          TIAA
                                       -----------   --------------
Growth Equity Fund .................    $100,720      $51,352,030
Growth & Income Fund ...............     100,440       50,224,049
International Equity Fund ..........      99,400       49,691,349
Social Choice Equity Fund ..........      98,720       24,682,563

Teachers Advisors, Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Advisors has borne any costs necessary to organize the Funds.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

Valuation of Investments: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

                              TIAA-CREF LIFE FUNDS
                          NOTES TO FINANCIAL STATEMENTS

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are accounted for on the specific identification basis. Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends which are recorded as the Funds are informed of the ex-dividend date.

Foreign Currency Transactions and Translation: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

Federal Income Taxes: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 3--MANAGEMENT AGREEMENTS

Under the terms of an Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund. As a result, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                       Management                  Management Fee
                                           Fee         Waiver       After Waiver
                                      ------------   ----------   ---------------
Growth & Equity Fund ..............       0.43%         0.18%          0.25%
Growth & Income Fund ..............       0.43%         0.20%          0.23%
International Equity Fund .........       0.52%         0.23%          0.29%
Social Choice Equity Fund .........       0.39%         0.21%          0.18%

NOTE 4--INVESTMENTS

At March 10, 2000, the net unrealized appreciation (depreciation) on investments, consisting of gross unrealized appreciation and gross unrealized depreciation for the Funds was as follows:



                                                                         Net Unrealized
                                             Gross Unrealized             Appreciation
                                       Appreciation     Depreciation     (Depreciation)
                                      --------------   --------------   ---------------
Growth Equity Fund ................     $2,484,143       $1,170,319       $1,313,824
Growth & Income Fund ..............      1,571,682        1,376,040          195,642
International Equity Fund .........      1,190,915        1,554,109         (363,194)
Social Choice Equity Fund .........        528,289          877,714         (349,425)

                              TIAA-CREF LIFE FUNDS
                          NOTES TO FINANCIAL STATEMENTS

Purchases and sales of securities, other than short-term money market instruments, by the Funds for the period March 1, 2000 (commencement of operations) to March 10, 2000, were as follows:


                                          Purchases        Sales
                                       --------------   -----------
Growth Equity Fund .................    $50,338,891      $308,843
Growth & Income Fund ...............     50,494,427       525,376
International Equity Fund ..........     47,566,851            --
Social Choice Equity Fund ..........     24,936,608            --

NOTE 5--TRUSTEE FEES

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees from the Funds.

                              TIAA-CREF LIFE FUNDS
                  STATEMENT OF INVESTMENTS--GROWTH EQUITY FUND
                                 MARCH 10, 2000

                               SUMMARY BY INDUSTRY


                                                         VALUE               %
                                                      -----------          ----
COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS ..............        $     2,203          0.00%
  AGRICULTURAL SERVICES ......................                783          0.00
  AMUSEMENT AND RECREATION SERVICES ..........            510,253          0.99
  APPAREL AND ACCESSORY STORES ...............            104,865          0.20
  APPAREL AND OTHER TEXTILE PRODUCTS .........              7,291          0.01
  AUTO REPAIR, SERVICES AND PARKING ..........              1,196          0.00
  AUTOMOTIVE DEALERS AND SERVICE STATIONS ....              8,574          0.02
  BUILDING MATERIALS AND GARDEN SUPPLIES .....            347,910          0.68
  BUSINESS SERVICES ..........................         10,550,373         20.51
  CHEMICALS AND ALLIED PRODUCTS ..............          4,529,423          8.80
  COMMUNICATIONS .............................          6,283,280         12.21
  DEPOSITORY INSTITUTIONS ....................            264,927          0.52
  EATING AND DRINKING PLACES .................             84,480          0.16
  EDUCATIONAL SERVICES .......................              8,884          0.02
  ELECTRIC, GAS, AND SANITARY SERVICES .......            105,422          0.21
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT.....         12,068,159         23.46
  ENGINEERING AND MANAGEMENT SERVICES ........             65,756          0.13
  FABRICATED METAL PRODUCTS ..................             79,783          0.16
  FOOD AND KINDRED PRODUCTS ..................            545,626          1.06
  FOOD STORES ................................            329,890          0.64
  FURNITURE AND FIXTURES .....................            220,436          0.43
  FURNITURE AND HOMEFURNISHINGS STORES .......            318,794          0.62
  GENERAL BUILDING CONTRACTORS ...............              1,543          0.00
  GENERAL MERCHANDISE STORES .................            470,768          0.92
  HEALTH SERVICES ............................            128,451          0.25
  HEAVY CONSTRUCTION, EXCEPT BUILDING ........              9,513          0.02
  HOLDING AND OTHER INVESTMENT OFFICES .......             14,711          0.03
  HOTELS AND OTHER LODGING PLACES ............              7,456          0.01
  INDUSTRIAL MACHINERY AND EQUIPMENT .........          9,427,852         18.32
  INSTRUMENTS AND RELATED PRODUCTS ...........            846,137          1.64
  INSURANCE AGENTS, BROKERS AND SERVICE ......              6,155          0.01
  INSURANCE CARRIERS .........................            169,850          0.33
  LEATHER AND LEATHER PRODUCTS ...............                546          0.00
  LEGAL SERVICES .............................              1,425          0.00
  LUMBER AND WOOD PRODUCTS ...................              1,090          0.00
  METAL MINING ...............................              9,323          0.02
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ................................              9,452          0.02
  MISCELLANEOUS REPAIR SERVICES ..............                328          0.00

                                                         VALUE               %
                                                      -----------          ----
  MISCELLANEOUS RETAIL .......................        $   174,069          0.34%
  MOTION PICTURES ............................            582,889          1.13
  NONDEPOSITORY INSTITUTIONS .................            192,439          0.37
  OIL AND GAS EXTRACTION .....................             71,002          0.14
  PAPER AND ALLIED PRODUCTS ..................             58,040          0.11
  PERSONAL SERVICES ..........................             13,023          0.03
  PETROLEUM AND COAL PRODUCTS ................              2,756          0.01
  PRIMARY METAL INDUSTRIES ...................              1,742          0.00
  PRINTING AND PUBLISHING ....................             31,104          0.06
  RAILROAD TRANSPORTATION ....................             24,114          0.05
  REAL ESTATE ................................              4,622          0.01
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................            118,127          0.23
  SECURITY AND COMMODITY BROKERS .............            143,598          0.28
  SOCIAL SERVICES ............................              1,213          0.00
  SPECIAL TRADE CONTRACTORS ..................              5,172          0.01
  STONE, CLAY, AND GLASS PRODUCTS ............            279,116          0.54
  TEXTILE MILL PRODUCTS ......................              2,151          0.00
  TOBACCO PRODUCTS ...........................             64,296          0.12
  TRANSPORTATION BY AIR ......................              2,600          0.01
  TRANSPORTATION EQUIPMENT ...................          1,330,379          2.59
  TRANSPORTATION SERVICES ....................             10,977          0.02
  TRUCKING AND WAREHOUSING ...................              3,932          0.01
  WATER TRANSPORTATION .......................            208,499          0.41
  WHOLESALE TRADE-DURABLE GOODS ..............             12,576          0.02
  WHOLESALE TRADE-NONDURABLE GOODS ...........            445,999          0.87
                                                      -----------        ------
 TOTAL COMMON STOCK
  (Cost $50,013,519) .........................         51,327,343         99.76
                                                      -----------        ------
 SHORT TERM INVESTMENT
  U.S. GOVERNMENT AGENCY .....................             99,969          0.19
                                                      -----------        ------
 TOTAL SHORT TERM INVESTMENT .................
  (Cost $99,969) .............................             99,969          0.19
                                                      -----------        ------
 TOTAL PORTFOLIO
  (Cost $50,113,488) .........................         51,427,312         99.95
 OTHER ASSETS & LIABILITIES, NET .............             25,438          0.05
                                                      -----------        ------
 NET ASSETS ..................................        $51,452,750        100.00%
                                                      ===========        ======


B-29                      See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                  STATEMENT OF INVESTMENTS--GROWTH EQUITY FUND
                                 MARCH 10, 2000

   SHARES                                                         VALUE
   ------                                                       --------
COMMON STOCK--99.76%
 AGRICULTURAL PRODUCTION-CROPS--0.00%
    95     DELTA & PINE LAND CO ........................        $  1,816
    50   * HINES HORTICULTURE, INC .....................             387
                                                                --------
                                                                   2,203
                                                                --------
 AGRICULTURAL SERVICES--0.00%
    87   * CADIZ, INC ..................................             783
                                                                --------
 AMUSEMENT AND RECREATION SERVICES--0.99%
    50   * ARGOSY GAMING CORP ..........................             693
    50   * BALLY TOTAL FITNESS HOLDINGS CORP ...........           1,225
    67     INTERNATIONAL SPEEDWAY CORP (CLASS A ) ......           2,788
12,266   * PREMIER PARKS, INC ..........................         239,187
 7,202   * SFX ENTERTAINMENT, INC (CLASS A) ............         259,722
    50   * STATION CASINOS, INC ........................             965
    85   * WESTWOOD ONE, INC ...........................           5,673
                                                                --------
                                                                 510,253
                                                                --------
 APPAREL AND ACCESSORY STORES--0.20%
   240   * ABERCROMBIE & FITCH CO (CLASS A) ............           3,660
    50   * AMERICAN EAGLE OUTFITTERS, INC ..............           1,346
    50   * ANN TAYLOR STORES CORP ......................           1,196
    50   * CHILDRENS PLACE RETAIL STORES ...............             700
    86     CLAIRES STORES, INC .........................           1,456
 1,619     GAP, INC ....................................          74,676
    50   * GENESCO, INC ................................             493
   105     INTIMATE BRANDS, INC (CLASS A) ..............           3,327
    63   * MEN'S WEARHOUSE, INC ........................           1,496
    50     NORDSTROM, INC ..............................           1,106
    68   * PACIFIC SUNWEAR CALIFORNIA, INC .............           1,691
   102     ROSS STORES, INC ............................           1,676
    50   * STEIN MART, INC .............................             300
   770     TJX COS, INC ................................          11,742
                                                                --------
                                                                 104,865
                                                                --------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.01%
   259   * JONES APPAREL GROUP, INC ....................           6,604
    50   * QUIKSILVER, INC .............................             687
                                                                --------
                                                                   7,291
                                                                --------
 AUTO REPAIR, SERVICES AND PARKING--0.00%
    50     MIDAS, INC ..................................           1,196
                                                                --------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.02%
   431   * AUTONATION, INC .............................           3,178
   109   * AUTOZONE, INC ...............................           2,377
    91   * COPART, INC .................................           1,541
    50   * CSK AUTO CORP ...............................             628
    85   * OREILLY AUTOMOTIVE, INC .....................             850
                                                                --------
                                                                   8,574
                                                                --------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.68%
    69     FASTENAL CO .................................           2,622
 5,719     HOME DEPOT, INC .............................         307,038
   850     LOWES COS, INC ..............................          38,250
                                                                --------
                                                                 347,910
                                                                --------
 BUSINESS SERVICES--20.51%
   102   * ACCLAIM ENTERTAINMENT, INC ..................             522
    79   * ACNEILSEN CORP ..............................           1,530
    64   * ACTIVISION, INC .............................             916
    61   * ACTUATE CORP ................................           4,113
   146   * ACXIOM CORP .................................           5,164
   307     ADOBE SYSTEMS, INC ..........................          25,557
    50   * ADVO, INC ...................................           1,275

   SHARES                                                         VALUE
   ------                                                       --------
    76   * AFFILIATED COMPUTER SERVICES, INC
            (CLASS A) ..................................        $  2,417
 5,553   * AMERICA ONLINE, INC .........................         328,668
   104   * AMERICAN MANAGEMENT SYSTEMS, INC ............           4,257
    50     ANALYSTS INTERNATIONAL CORP .................             550
    68   * ANSWERTHINK CONSULTING GROUP ................           1,802
    50   * ASPECT DEVELOPMENT, INC .....................           8,500
    50   * ASPEN TECHNOLOGY, INC .......................           2,100
    50     AUTODESK, INC ...............................           2,743
 1,553     AUTOMATIC DATA PROCESSING, INC ..............          68,526
    72   * AVANT CORP ..................................           1,039
    61   * AVT CORP ....................................           1,967
    50   * AWARE, INC ..................................           2,481
    70   * AXENT TECHNOLOGIES, INC .....................           2,135
    61   * BANYAN SYSTEMS, INC .........................           1,258
   393   * BEA SYSTEMS, INC ............................          52,662
    60   * BEYOND.COM CORP .............................             360
    96   * BILLING CONCEPTS CORP .......................             846
    83   * BINDVIEW DEVELOPMENT CORP ...................           3,460
    68   * BISYS GROUP, INC ............................           3,638
 7,000   * BMC SOFTWARE, INC ...........................         363,562
    50   * BRIO TECHNOLOGY, INC ........................           2,000
   138   * BROADVISION, INC ............................          35,638
   325   * CADENCE DESIGN SYSTEMS, INC .................           7,190
   127   * CAMBRIDGE TECHNOLOGY PARTNERS, INC ..........           1,730
    50   * CCC INFORMATION SERVICES GROUP, INC .........           1,362
   865   * CENDANT CORP ................................          15,678
   161   * CENTURY BUSINESS SERVICES, INC ..............             548
 5,915   * CERIDIAN CORP ...............................         111,645
    65   * CERNER CORP .................................           2,112
    90   * CHECKFREE HOLDINGS CORP .....................           7,976
    73   * CHOICEPOINT, INC ............................           3,020
   112   * CIBER, INC ..................................           2,576
   400   * CITRIX SYSTEMS, INC .........................          43,000
    50   * CLARIFY, INC ................................           8,050
   400   * CMGI, INC ...................................          54,575
    50   * COMPLETE BUSINESS SOLUTIONS, INC ............           1,225
 1,035     COMPUTER ASSOCIATES INTERNATIONAL, INC ......          68,827
    77   * COMPUTER HORIZONS CORP ......................           1,915
    50   * COMPUTER NETWORK TECHNOLOGY CORP ............           1,134
   331   * COMPUTER SCIENCES CORP ......................          26,748
    50     COMPUTER TASK GROUP, INC ....................             662
   400   * COMPUWARE CORP ..............................           9,550
    50   * CRITICAL PATH, INC ..........................           5,695
   119   * CSG SYSTEMS INTERNATIONAL, INC ..............           7,273
    50   * CYBERCASH, INC ..............................             681
    75   * DATA BROADCASTING CORP ......................             684
    50   * DATASTREAM SYSTEMS, INC .....................           2,171
    75   * DENDRITE INTERNATIONAL, INC .................           1,584
   216   * DOUBLECLICK, INC ............................          25,407
    63   * DSP GROUP, INC ..............................           3,528
   176   * EARTHLINK, INC ..............................           4,180
    74   * EBAY, INC ...................................          14,300
    50   * ECHELON CORP ................................           4,525
    87   * ECLIPSYS CORP ...............................           2,495
   157   * ELECTRONIC ARTS, INC ........................          14,571
 7,853     ELECTRONIC DATA SYSTEMS CORP ................         482,959
   122   * ELECTRONICS FOR IMAGING, INC ................           7,724
    99   * ELOYALTY CORP ...............................           2,823
    50   * ENTRUST TECHNOLOGIES, INC ...................           6,409
   101   * EPICOR SOFTWARE CORP ........................             849
   351     EQUIFAX, INC ................................           7,743
   343   * EXCITE AT HOME ..............................           9,796

B-30                    See notes to financial statements.

   SHARES                                                  VALUE
   ------                                                --------
 BUSINESS SERVICES--(Continued)
    50     FACTSET RESEARCH SYSTEMS, INC ...........   $    1,540
    76   * FILENET CORP ............................        3,087
   245     FIRST DATA CORP .........................       10,259
   305   * FISERV, INC .............................       10,408
    73   * GETTY IMAGES, INC .......................        3,494
   126   * GO.COM ..................................        3,039
    50   * GO2NET, INC .............................        4,253
    60   * GT INTERACTIVE SOFTWARE CORP ............          240
    50   * GTECH HOLDINGS CORP .....................          968
    96   * HARBINGER CORP ..........................        3,318
    50   * HEALTHEON/WEBMD CORP ....................        2,050
    61   * HNC SOFTWARE ............................        7,212
    80   * HYPERION SOLUTIONS CORP .................        4,520
   166   * I2 TECHNOLOGIES, INC ....................       34,528
    87   * IGATE CAPITAL CORP ......................        5,241
    50   * IMRGLOBAL CORP ..........................          787
   765     IMS HEALTH, INC .........................       16,208
    72   * INFOCURE CORP ...........................        1,192
   600   * INFORMIX CORP ...........................       12,300
   118   * INFOSPACE.COM, INC ......................       28,902
    50   * INFOUSA, INC ............................          762
   177   * INKTOMI CORP ............................       29,968
    50   * INTERIM SERVICES, INC ...................        1,356
 6,197     INTERPUBLIC GROUP OF COS, INC ...........      229,289
   321   * INTUIT, INC .............................       18,758
    63   * ISS GROUP, INC ..........................        7,878
    50   * IVILLAGE, INC ...........................        1,193
    75   * J.D. EDWARDS & CO .......................        3,328
   140   * KEANE, INC ..............................        3,587
    50   * KORN FERRY INTERNATIONAL ................        1,728
    89   * LABOR READY, INC ........................          750
   124   * LAMAR ADVERTISING CO (CLASS A) ..........        6,711
    85   * LEARN2.COM, INC .........................          515
   187   * LEGATO SYSTEMS, INC .....................        6,720
    60   * LHS GROUP, INC ..........................        2,640
   196   * LYCOS, INC ..............................       14,357
   106   * MACROMEDIA, INC .........................        9,526
    50   * MAPICS, INC .............................          981
    89   * MEDQUIST, INC ...........................        2,280
    62   * MENTOR GRAPHICS CORP ....................          899
   191   * MERCURY INTERACTIVE CORP ................       21,941
    72   * MESSAGEMEDIA, INC .......................        1,008
    85   * METAMOR WORLDWIDE, INC ..................        1,556
    50   * MICROMUSE, INC ..........................        9,031
25,700     MICROSOFT CORP ..........................    2,595,700
   192   * MICROSTRATEGY, INC ......................       60,096
    66   * MIDWAY GAMES, INC .......................        1,328
   101   * MODIS PROFESSIONAL SERVICES, INC ........        1,647
    80     NATIONAL COMPUTER SYSTEMS, INC ..........        3,965
    73     NATIONAL DATA CORP ......................        2,135
    50   * NATIONAL EQUIPMENT SERVICES, INC ........          303
   327   * NETWORK APPLIANCE, INC ..................       77,458
   189   * NETWORKS ASSOCIATES, INC ................        5,894
    60   * NEW ERA OF NETWORKS, INC ................        5,115
   108   * NOVA CORP (GEORGIA) .....................        2,598
   800   * NOVELL, INC .............................       25,100
 3,241     OMNICOM GROUP, INC ......................      271,231
    50   * ONEMAIN.COM, INC ........................          581
    84   * OPEN MARKET, INC ........................        5,076
29,600   * ORACLE CORP .............................    2,416,100
   400   * PARAMETRIC TECHNOLOGY CORP ..............       12,350
   300     PAYCHEX, INC ............................       15,262
    50   * PEGASUS SYSTEMS, INC ....................        1,187
   400   * PEOPLESOFT, INC .........................        9,850
    69   * PER SE TECHNOLOGIES, INC ................          448
   128   * PEREGRINE SYSTEMS, INC ..................        9,632

   SHARES                                                  VALUE
   ------                                                --------
   128   * PEROT SYSTEMS CORP (CLASS A) ............   $    2,880
    88   * POLICY MANAGEMENT SYSTEMS CORP ..........          709
    76   * PRICELINE.COM, INC ......................        7,182
    77   * PROGRESS SOFTWARE CORP ..................        1,588
    50   * PROTECTION ONE, INC .....................           84
    50   * PROXYMED, INC ...........................          498
 2,126   * PSINET, INC .............................      118,790
    50   * QUADRAMED CORP ..........................          343
    76   * RARE MEDIUM GROUP, INC ..................        6,688
   220   * RATIONAL SOFTWARE CORP ..................       19,126
   160   * REALNETWORKS, INC .......................       13,060
    63   * REMEDY CORP .............................        3,614
    50   * RENT WAY, INC ...........................          868
    50   * RENT-A-CENTER, INC ......................          762
   223   * ROBERT HALF INTERNATIONAL, INC ..........        8,933
    50     ROLLINS, INC ............................          768
   101   * ROMAC INTERNATIONAL, INC ................        1,451
    90   * RSA SECURITY, INC .......................        7,846
    50   * SABRE GROUP HOLDINGS CORP ...............        2,387
    71   * SAGA SYSTEMS, INC .......................        2,476
    50   * SANTA CRUZ OPERATION, INC ...............          859
    66   * SAPIENT CORP ............................        7,528
    50     SHARED MEDICAL SYSTEMS CORP .............        2,909
 2,140   * SIEBEL SYSTEMS, INC .....................      348,552
    85   * SITEL CORP ..............................          706
   127   * SNYDER COMMUNICATIONS, INC ..............        3,071
    50   * SOFTNET SYSTEMS, INC ....................        1,731
   103     SOTHEBYS HOLDINGS, INC (CLASS A) ........        2,208
    50   * SPORTSLINE.COM ..........................        2,887
    50   * SPYGLASS, INC ...........................        4,068
   197   * STERLING COMMERCE, INC ..................        8,594
    83   * STRUCTURAL DYNAMICS RESEARCH CORP .......        1,431
 9,900   * SUN MICROSYSTEMS, INC ...................      932,456
   276   * SUNGARD DATA SYSTEMS, INC ...............        8,556
    61   * SVI HOLDINGS, INC .......................          632
    50   * SYKES ENTERPRISES, INC ..................          946
   110   * SYMANTEC CORP ...........................        8,889
   145   * SYNOPSYS, INC ...........................        6,280
    80   * SYSTEMS & COMPUTER TECHNOLOGY CORP ......        1,920
   107   * TECHNOLOGY SOLUTIONS CO .................          969
    50   * TELETECH HOLDINGS, INC ..................        1,956
    50   * THQ, INC ................................          981
   134   * TMP WORLDWIDE, INC ......................       12,194
    93     TOTAL SYSTEM SERVICES, INC ..............        1,476
    81   * TRANSACTION SYSTEM ARCHITECTURE .........        2,905
    67     TRUE NORTH COMMUNICATIONS, INC ..........        2,680
    99   * TYLER TECHNOLOGIES, INC .................          587
    50   * UNITED RENTALS, INC .....................          728
   140   * VALASSIS COMMUNICATIONS, INC ............        4,541
   169   * VERIO, INC ..............................        9,464
   191   * VERISIGN, INC ...........................       45,828
 3,450   * VERITAS SOFTWARE CORP ...................      581,971
    77   * VERITY, INC .............................        4,268
    88   * VERTICALNET, INC ........................       24,040
    60   * VIGNETTE CORP ...........................       17,820
    67   * WAVE SYSTEMS CORP (CLASS A) .............        2,650
   131   * WIND RIVER SYSTEMS, INC .................        6,517
 1,300   * YAHOO, INC ..............................      231,481
 2,284     YOUNG & RUBICAM, INC ....................       95,071
                                                       ----------
                                                       10,550,373
                                                       ----------
 CHEMICALS AND ALLIED PRODUCTS--8.80%
 3,695     ABBOTT LABORATORIES CO ..................      114,314
    60   * ALKERMES, INC ...........................        8,572
   337     ALLERGAN, INC ...........................       16,049
    50     ALPHARMA, INC (CLASS A) .................        1,893
   217   * ALZA CORP ...............................        7,974
 8,201     AMERICAN HOME PRODUCTS CORP .............      405,949

B-31                      See notes to financial statements.

    SHARES                                                        VALUE
   ------                                                       --------
 CHEMICALS AND ALLIED PRODUCTS--(Continued)
    2,400   * AMGEN, INC .................................   $   142,950
       50   * ANDRX CORP .................................         4,987
      602     AVON PRODUCTS, INC .........................        15,802
      131   * BIO-TECHNOLOGY GENERAL CORP ................         2,071
      373   * BIOGEN, INC ................................        31,355
    4,648     BRISTOL MYERS SQUIBB CO ....................       243,439
      495   * CAREMARK RX, INC ...........................         1,949
       50   * CELL PATHWAYS, INC .........................         1,918
       76   * CEPHALON, INC ..............................         4,807
      120   * CHIRON CORP ................................         7,192
       97     CHURCH & DWIGHT CO, INC ....................         1,448
      107     CK WITCO CORP ..............................         1,056
      582     CLOROX CO ..................................        17,387
    1,448     COLGATE PALMOLIVE CO .......................        61,902
       50   * COLUMBIA LABORATORIES, INC .................           881
       50   * COR THERAPEUTICS, INC ......................         4,384
       50   * COULTER PHARMACEUTICALS, INC ...............         2,150
       50   * CYGNUS, INC ................................           887
      235     DIAL CORP ..................................         2,585
      295     DU PONT (E.I.) DE NEMOURS & CO .............        13,551
       50   * DURA PHARMACEUTICALS, INC ..................           737
       50   * DURAMED PHARMACEUTICALS, INC ...............           437
      280     ECOLAB, INC ................................         8,505
    6,200   * ELAN CORP PLC ADR ..........................       246,062
       91   * ENZON, INC .................................         6,045
       50     FERRO CORP .................................           931
      208   * FOREST LABORATORIES, INC ...................        14,716
       69   * GENZYME CORP (GENERAL DIVISION) ............         3,976
       50   * GEORGIA GULF CORP ..........................         1,012
      109      * GILEAD SCIENCES, INC ....................         7,813
       89   * GRACE W.R. & CO ............................           912
    3,800   * GUILFORD PHARMACEUTICALS, INC ..............       139,412
       60   * HEMISPHERX BIOPHARMA, INC ..................         1,061
      115   * HUMAN GENOME SCIENCES, INC .................        19,837
      177     ICN PHARMACEUTICALS, INC ...................         4,391
       96   * ICOS CORP ..................................         4,644
      105   * IDEC PHARMACEUTICALS CORP ..................        13,577
       91   * IDEXX LABORATORIES, INC ....................         2,542
       71   * IMCLONE SYSTEMS, INC .......................         9,585
      187   * IMMUNEX CORP ...............................        39,877
       76   * ISIS PHARMACEUTICALS, INC ..................         1,824
      243   * IVAX CORP ..................................         6,834
    3,741     JOHNSON & JOHNSON CO .......................       264,909
      136     JONES PHARMACEUTICAL, INC ..................         5,482
       69   * KING PHARMACEUTICALS, INC ..................         3,217
      217     LAUDER (ESTEE) CO (CLASS A) ................         8,625
      112   * LIGAND PHARMACEUTICALS CO (CLASS A) ........         2,072
    5,073     LILLY (ELI) & CO ...........................       310,404
       97   * LIPOSOME CO, INC ...........................         1,418
       50   * MACROCHEM CORP (DELAWARE) ..................           342
       71   * MEDICIS PHARMACEUTICAL CORP (CLASS A) ......         3,479
      139   * MEDIMMUNE, INC .............................        26,679
   12,405     MERCK & CO, INC ............................       738,872
       92   * MILLENNIUM PHARMACEUTICALS, INC ............        21,666
    1,576     MONSANTO CO ................................        62,646
      271     MYLAN LABORATORIES, INC ....................         7,554
       76   * ORGANOGENESIS, INC .........................         1,372
   10,916     PFIZER, INC ................................       383,424
    3,764     PROCTER & GAMBLE CO ........................       199,727
       50   * REVLON, INC (CLASS A) ......................           518
       84   * REXALL SUNDOWN, INC ........................         1,249
   11,649     SCHERING-PLOUGH CORP .......................       436,109
      168   * SEPRACOR, INC ..............................        18,858
       50   * SICOR, INC .................................           540
       50   * SUPERGEN, INC ..............................         3,303
       50   * TECHNE CORP ................................         3,856

   SHARES                                                        VALUE
   ------                                                       --------
       60   * THERAGENICS CORP ...........................   $       930
       50   * TRANSKARYOTIC THERAPIES, INC ...............         3,471
       81   * TRIANGLE PHARMACEUTICALS, INC ..............         1,270
       50   * VENTIV HEALTH, INC .........................           468
       50   * VICAL, INC .................................         2,407
    3,833   * WARNER-LAMBERT CO ..........................       354,073
      221   * WATSON PHARMACEUTICALS, INC ................         8,301
                                                             -----------
                                                               4,529,423
                                                             -----------
COMMUNICATIONS--12.21%
      100   * ADELPHIA COMMUNICATIONS CORP
              (CLASS A) ..................................         4,981
       60   * ADVANCED RADIO TELECOM CORP ................         2,621
       50   * AERIAL COMMUNICATIONS, INC .................         2,634
      242   * ALLEGIANCE TELECOM, INC ....................        23,927
      277     ALLTEL CORP ................................        18,853
       50   * AMERICAN MOBILE SATELLITE CORP .............         2,015
    7,900   * AMFM, INC ..................................       450,300
    6,100     AT & T CORP ................................       331,306
   12,639   * AT & T CORP--LIBERTY MEDIA GROUP (CLASS A) .       665,127
    2,742     BROADWING, INC .............................       106,766
      205   * CABLEVISION SYSTEMS CORP (CLASS A) .........        12,325
       82   * CAPROCK COMMUNICATIONS CORP ................         4,264
   11,698   * CBS CORP ...................................       671,172
       50   * CITADEL COMMUNICATIONS CORP ................         2,006
    1,154   * CLEAR CHANNEL COMMUNICATIONS, INC ..........        71,475
       50   * COM21, INC .................................         3,525
    1,700     COMCAST CORP (CLASS A) SPECIAL .............        68,743
      105   * CONCENTRIC NETWORK CORP ....................         6,030
      197   * COVAD COMMUNICATIONS GROUP .................        19,133
      165   * COX COMMUNICATIONS, INC (CLASS A) ..........         7,435
       50   * CUMULUS MEDIA, INC .........................         1,278
      127   * E.SPIRE COMMUNICATIONS, INC ................         1,833
      114   * EMMIS COMMUNICATIONS (CLASS A) .............         3,975
       50   * ENTERCOM COMMUNICATIONS CORP ...............         2,293
    5,400     ERICSSON TELEFON (LM) SERIES B ADR .........       543,375
      400   * EXODUS COMMUNICATIONS, INC .................        65,825
      335   * FOX ENTERTAINMENT GROUP, INC ...............         8,584
      447   * GLOBAL TELESYSTEMS GROUP, INC ..............        13,577
      104   * HISPANIC BROADCASTING CORP .................        10,582
      118   * ICG COMMUNICATIONS, INC ....................         4,196
       50   * IDT CORP ...................................         1,731
    4,622   * INFINITY BROADCASTING CORP (CLASS A) .......       153,103
      120   * INTERMEDIA COMMUNICATIONS, INC .............         8,917
       50   * INTERNATIONAL FIBERCOM, INC ................         1,450
      120   * ITC DELTACOM, INC ..........................         5,017
       50   * LEAP WIRELESS INTERNATIONAL, INC ...........         4,506
      500   * LEVEL 3 COMMUNICATIONS, INC ................        65,093
      114   * LIBERTY DIGITAL, INC (CLASS A) .............         5,999
   19,918     LUCENT TECHNOLOGIES, INC ...................     1,346,954
    9,800   * MCI WORLDCOM, INC ..........................       457,537
      271   * MCLEODUSA, INC (CLASS A) ...................        28,319
      315   * MEDIA ONE GROUP, INC .......................        24,609
      268   * METROMEDIA FIBER NETWORK (CLASS A) .........        22,378
       50   * MGC COMMUNICATIONS, INC ....................         3,415
    1,600   * NEXTEL COMMUNICATIONS, INC (CLASS A) .......       255,400
      178   * NEXTLINK COMMUNICATIONS, INC ...............        21,949
      327   * NTL, INC ...................................        34,355
      212   * PAGING NETWORK, INC ........................         1,046
       50   * PANAMSAT CORP ..............................         2,753
       74   * PAXSON COMMUNICATIONS CORP .................           703
       62   * POWERTEL, INC ..............................         5,487
      108   * PRICE COMMUNICATIONS CORP ..................         2,632
       71   * PRIMUS TELECOMMUNICATIONS GROUP, INC .......         3,359
       87   * PTEK HOLDINGS, INC .........................           800
      303   * QWEST COMMUNICATIONS INTERNATIONAL ,
               INC .......................................        15,964
    1,402   * RCN CORP ...................................        93,934

B-32                      See notes to financial statements.

   SHARES                                                        VALUE
   ------                                                       --------
COMMUNICATIONS--(Continued)
     138   * RHYTHMS NETCONNECTIONS, INC .................   $      5,571
   5,054     SBC COMMUNICATIONS, INC .....................        212,268
      50   * SIRIUS SATELLITE RADIO, INC .................          2,962
      76   * SPRINT CORP (PCS GROUP) .....................          4,536
      90   * STAR TELECOMMUNICATIONS, INC ................            624
      92   * TALK.COM, INC ...............................          1,391
      50   * TELIGENT, INC ...............................          4,550
      94   * TV GUIDE, INC ...............................          5,507
     545     U.S. WEST, INC ..............................         38,354
     138   * UNITEDGLOBALCOM, INC (CLASS A) ..............         15,042
     196   * UNIVISION COMMUNICATIONS, INC ...............         18,791
     615   * VIACOM, INC (CLASS B) .......................         33,248
   3,000   * VIATEL, INC .................................        210,187
     188   * VOICESTREAM WIRELESS CORP ...................         22,066
      50   * WAVO CORP ...................................            387
     113   * WESTERN WIRELESS CORP (CLASS A) .............          6,215
      73   * WINSTAR COMMUNICATIONS, INC .................          4,015
                                                             ------------
                                                                6,283,280
                                                             ------------
 DEPOSITORY INSTITUTIONS--0.52%
      50   * CENTENNIAL BANCORP ..........................            465
      50     CHITTENDEN CORP .............................          1,325
      94     COMMUNITY FIRST BANKSHARES, INC .............          1,304
     500   * CONCORD EFS, INC ............................          8,312
     400     FIFTH THIRD BANCORP .........................         18,350
      50     FIRST BANCORP (PUERTO RICO) .................            862
      88     FIRST FINANCIAL BANCORP .....................          1,556
   6,032     FIRSTAR CORP ................................        105,937
     106     HUDSON UNITED BANCORP .......................          2,047
      50   * IMPERIAL BANCORP ............................          1,328
   1,733     MBNA CORP ...................................         38,234
      50     MERCHANTS NEW YORK BANCORP, INC .............            818
     200     NATIONAL COMMERCE BANCORP ...................          3,387
      50   * NETBANK, INC ................................            606
     138     NORTHERN TRUST CORP .........................          7,219
      61     PACIFIC CAPITAL BANCORP .....................          1,525
     353     PROVIDIAN FINANCIAL CORP ....................         22,900
      63     S & T BANCORP, INC ..........................          1,102
      93   * S1 CORP .....................................          9,765
     169     SKY FINANCIAL GROUP, INC ....................          2,439
      70   * SOUTHWEST BANCORP OF TEXAS, INC .............          1,246
     179     STATE STREET CORP ...........................         12,104
      65     STERLING BANCSHARES, INC ....................            568
     310     SYNOVUS FINANCIAL CORP ......................          4,630
     133     TRUSTCO BANK CORP ...........................          1,496
      50     U.S. TRUST CORP .............................          8,768
     106     UNITED BANKSHARES, INC ......................          1,868
     105     W HOLDING CO, INC ...........................            892
     104     ZIONS BANCORP ...............................          3,874
                                                             ------------
                                                                  264,927
                                                             ------------
 EATING AND DRINKING PLACES--0.16%
      50     APPLEBEES INTERNATIONAL, INC ................          1,306
      68   * CEC ENTERTAINMENT, INC ......................          1,683
      84     CKE RESTAURANTS, INC ........................            530
      50   * CONSOLIDATED PRODUCTS, INC ..................            475
      50   * IHOP CORP (NEW) .............................            690
     102   * JACK IN THE BOX, INC ........................          2,071
     203     MARRIOTT INTERNATIONAL (CLASS A) ............          5,468
   1,628     MCDONALD'S CORP .............................         51,892
     149   * OUTBACK STEAKHOUSE, INC .....................          3,892
      50   * PAPA JOHNS INTERNATIONAL, INC ...............          1,372
      63     RUBY TUESDAY, INC ...........................          1,039
      50     SODEXHO MARRIOTT SERVICES, INC ..............            546
      50   * SONIC CORP ..................................          1,237
      50   * THE CHEESECAKE FACTORY CO ...................          1,571
     197   * TRICON GLOBAL RESTAURANTS, INC ..............          5,466

   SHARES                                                        VALUE
   ------                                                       --------
      93   * U.S. FOODSERVICE, INC .......................   $      2,348
     135     VIAD CORP ...................................          2,894
                                                             ------------
                                                                   84,480
                                                             ------------
 EDUCATIONAL SERVICES--0.02%
     191   * APOLLO GROUP, INC (CLASS A) .................          4,261
     149   * DEVRY, INC ..................................          2,952
      50   * EDUCATION MANAGEMENT CORP ...................            703
      61   * SYLVAN LEARNING SYSTEMS, INC ................            968
                                                             ------------
                                                                    8,884
                                                             ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.21%
     358   * AES CORP ....................................         26,134
     341   * ALLIED WASTE INDUSTRIES, INC ................          2,003
     111   * CALPINE CORP ................................         12,321
     171   * NEWPARK RESOURCES, INC ......................          1,239
      92   * REPUBLIC SERVICES, INC (CLASS A) ............          1,006
      50   * SOUTHERN UNION CO ...........................            665
   1,539     WASTE MANAGEMENT, INC .......................         21,546
     832     WILLIAMS COS, INC ...........................         40,508
                                                             ------------
                                                                  105,422
                                                             ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--23.46%
      90   * ACTV, INC ...................................          2,964
     700   * ADC TELECOMMUNICATIONS, INC .................         37,625
      50   * ADTRAN, INC .................................          3,975
     179   * ADVANCED FIBRE COMMUNICATIONS, INC ..........         14,286
      50   * AEROFLEX, INC ...............................          3,500
      50   * ALPHA INDUSTRIES, INC .......................          6,800
     400   * ALTERA CORP .................................         37,725
     172   * AMERICAN POWER CONVERSION CORP ..............          5,719
   4,138   * AMERICAN TOWER SYSTEMS (CLASS A) ............        226,814
      50   * AMERICAN XTAL TECHNOLOGY, INC ...............          2,025
      80     AMETEK, INC .................................          1,340
     205   * AMKOR TECHNOLOGY, INC .......................         10,403
      63   * AMPEX CORP (CLASS A) ........................            224
      67   * ANADIGICS, INC ..............................          6,842
   4,333   * ANALOG DEVICES, INC .........................        749,338
      68   * ANCOR COMMUNICATIONS, INC ...................          3,731
      50   * ANDREW CORP .................................          1,428
      60   * ANTEC CORP ..................................          2,790
   1,426   * APPLIED MICRO CIRCUITS CORP .................        414,966
      83   * ARTESYN TECHNOLOGIES, INC ...................          1,691
      80   * ASPECT TELECOMMUNICATIONS CORP ..............          4,880
   3,047   * ATMEL CORP ..................................        165,871
      50   * BENCHMARK ELECTRONICS, INC ..................          1,700
     266   * BROADCOM CORP (CLASS A) .....................         64,654
      96   * BURR BROWN CORP .............................          5,712
      61   * C-COR.NET CORP ..............................          2,623
   5,541   * CIENA CORP ..................................        902,490
      99   * COMMSCOPE, INC ..............................          4,232
     173   * COMVERSE TECHNOLOGY, INC ....................         40,417
     400   * CONEXANT SYSTEMS, INC .......................         35,225
      62   * CREE, INC ...................................         12,028
      68     CTS CORP ....................................          3,655
     152   * CYPRESS SEMICONDUCTOR CORP ..................          7,315
     146     DALLAS SEMICONDUCTOR CORP ...................          6,579
     169   * DIGITAL MICROWAVE CORP ......................          6,675
      91   * DII GROUP, INC ..............................         10,368
      81   * E-TEK DYNAMICS, INC .........................         23,085
     111   * ECHOSTAR COMMUNICATIONS CORP
              (CLASS A) ..................................         15,318
      50   * ELECTRO SCIENTIFIC INDUSTRIES, INC ..........          3,200
     156   * ELOT, INC ...................................          1,111
  15,643     GENERAL ELECTRIC CO .........................      2,059,987
      75   * GENERAL SEMICONDUCTOR, INC ..................          1,500
      50   * GLOBIX CORP .................................          3,100
      66   * HARMONIC LIGHTWAVES, INC ....................          9,376
      50     HELIX TECHNOLOGY CORP .......................          3,637

B-33                     See notes to financial statements.

   SHARES                                                     VALUE
   ------                                                   --------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
    50   * HUTCHINSON TECHNOLOGY, INC ...............   $        851
22,800     INTEL CORP ...............................      2,740,275
    50     INTER-TEL, INC ...........................          2,153
   121   * INTERDIGITAL COMMUNICATIONS CORP .........          3,894
    50   * INTERNATIONAL RECTIFIER CORP .............          2,156
    80   * INTERVOICE-BRITE, INC ....................          2,980
   124   * JABIL CIRCUIT, INC .......................         11,067
 1,500   * JDS UNIPHASE CORP ........................        414,000
    74   * KOPIN CORP ...............................          6,105
    81   * L-3 COMMUNICATIONS HOLDINGS, INC .........          3,609
    50   * LASERSIGHT, INC ..........................            465
   113   * LATTICE SEMICONDUCTOR CORP ...............          8,934
   380     LINEAR TECHNOLOGY CO .....................         38,593
 6,880   * LSI LOGIC CORP ...........................        607,160
   300   * MAXIM INTEGRATED PRODUCTS ................         21,037
   189     MAYTAG CO ................................          5,221
    62     METHODE ELECTRONICS, INC (CLASS A) .......          3,534
    71   * MICREL, INC ..............................          8,559
   190   * MICROCHIP TECHNOLOGY, INC ................         13,145
    86   * MICRON TECHNOLOGY, INC ...................          9,169
    79   * MMC NETWORKS, INC ........................          4,285
    90     MOLEX, INC ...............................          5,640
   655   * MOTOROLA, INC ............................        112,700
    63   * NEOMAGIC CORP ............................            346
 1,300   * NOKIA OYJ ADR ............................        279,256
    50   * NVIDIA CORP ..............................          5,925
   113   * P-COM, INC ...............................          2,641
   168   * PAIRGAIN TECHNOLOGIES, INC ...............          3,213
    50   * PHOTRONICS, INC ..........................          2,150
    50   * PLANTRONICS, INC .........................          4,131
    50   * PLEXUS CORP ..............................          3,303
   838   * PMC-SIERRA, INC ..........................        205,676
    50   * POLYCOM, INC .............................          5,850
    50   * POWER INTEGRATIONS, INC ..................          2,975
   182   * QLOGIC CORP ..............................         32,543
 2,700   * QUALCOMM, INC ............................        367,537
    50   * RAMBUS, INC ..............................         21,050
    68   * RAYOVAC CORP .............................          1,292
   128   * RF MICRO DEVICES, INC ....................         21,336
 1,458   * SANMINA CORP .............................        185,257
    61   * SAWTEK, INC ..............................          3,126
   196   * SCI SYSTEMS, INC .........................          9,016
   174     SCIENTIFIC-ATLANTA, INC ..................         23,566
    50   * SDL, INC .................................         21,359
    79   * SEMTECH CORP .............................          5,218
    50   * SIPEX CORP ...............................          1,793
    50   * SLI, INC .................................            653
 6,144   * SOLECTRON CORP ...........................        219,648
   100   * SYCAMORE NETWORKS, INC ...................         17,000
    68   * TEKELEC ..................................          3,276
 3,100   * TELLABS, INC .............................        176,700
 5,968     TEXAS INSTRUMENTS, INC ...................      1,086,176
   125   * TITAN CORP ...............................          5,398
    96   * TRANSWITCH CORP ..........................          9,702
    74   * TRIQUINT SEMICONDUCTOR, INC ..............          8,177
    50   * VARIAN SEMICONDUCTOR EQUIPMENT
            ASSOCIATES, INC .........................          3,303
    50   * VICOR CORP ...............................          1,021
   391   * VITESSE SEMICONDUCTOR CORP ...............         34,236
    83   * WEBLINK WIRELESS, INC ....................          1,644
    50   * WESTELL TECHNOLOGIES, INC (CLASS A) ......          1,950
   112   * WORLD ACCESS, INC ........................          3,010
 4,000   * XILINX, INC ..............................        333,250
                                                        ------------
                                                          12,068,159
                                                        ------------

   SHARES                                                     VALUE
   ------                                                   --------
 ENGINEERING AND MANAGEMENT SERVICES--0.13%
   143   * CATALYTICA, INC ..........................   $      1,588
    50   * CELGENE CORP .............................          8,425
   146   * COVANCE, INC .............................          1,533
    50   * FIRST CONSULTING GROUP, INC ..............            912
   202     GARTNER GROUP, INC (CLASS A) .............          2,840
    61   * INCYTE PHARMACEUTICALS, INC ..............         12,398
    50   * LASON, INC ...............................            433
    50   * MARKETING SERVICES GROUP .................            987
    92   * NAVIGANT CONSULTING CO ...................            954
    63   * PAREXEL INTERNATIONAL CORP ...............            574
    50   * PHARMACEUTICAL PRODUCT DEVELOPMENT .......            850
    89   * PROFIT RECOVERY GROUP INTERNATIONAL ......          1,902
   285   * QUINTILES TRANSNATIONAL CORP .............          5,468
    91   * RENAISSANCE WORLDWIDE, INC ...............            563
   731     SERVICEMASTER CO .........................          8,726
    50   * STAFF LEASING, INC .......................            303
    85   * TETRA TECH, INC ..........................          2,125
    50   * VALENCE TECHNOLOGY, INC ..................          1,700
   275   * WHITTMAN HART, INC .......................         13,475
                                                        ------------
                                                              65,756
                                                        ------------
 FABRICATED METAL PRODUCTS--0.16%
 2,665     GILLETTE CO ..............................         79,783
                                                        ------------
 FOOD AND KINDRED PRODUCTS--1.06%
    50   * AMERICAN ITALIAN PASTA CO (CLASS A) ......            906
   322     ANHEUSER BUSCH COS, INC ..................         18,273
    50   * BERINGER WINE ESTATES HOLDINGS, INC
            (CLASS B) ...............................          1,656
   365     BESTFOODS, INC ...........................         14,075
   455     CAMPBELL SOUP CO .........................         13,166
 6,467     COCA COLA CO .............................        288,994
   594     COCA COLA ENTERPRISES, INC ...............         12,474
    98   * DEL MONTE FOODS CO .......................            986
   374     GENERAL MILLS, INC .......................         11,734
    50   * HAIN FOOD GROUP, INC .....................          1,371
   227     HEINZ (H.J.) CO ..........................          7,647
    50   * INTERNATIONAL HOME FOODS, INC ............            793
    50   * KEEBLER FOODS CO .........................          1,243
   242     KELLOGG CO ...............................          5,550
   248     PEPSI BOTTLING GROUP, INC ................          4,913
 3,616     PEPSICO, INC .............................        110,966
   152     QUAKER OATS CO ...........................          7,096
   166     RALSTON PURINA CO ........................          4,056
 2,003     SARA LEE CORP ............................         29,168
    83   * SMITHFIELD FOODS, INC ....................          1,328
    50   * TRIARC COS, INC ..........................          1,000
    84     WHITMAN CORP .............................            945
   118     WRIGLEY (WM) JR CO .......................          7,286
                                                        ------------
                                                             545,626
                                                        ------------
 FOOD STORES--0.64%
   173   * 7-ELEVEN, INC ............................            605
   196     ALBERTSONS, INC ..........................          4,704
 2,061   * KROGER CO ................................         30,399
 8,087   * SAFEWAY, INC .............................        283,550
   200   * STARBUCKS CORP ...........................          7,125
    65   * WHOLE FOODS MARKET, INC ..................          2,620
    50   * WILD OATS MARKETS, INC ...................            887
                                                        ------------
                                                             329,890
                                                        ------------
 FURNITURE AND FIXTURES--0.43%
    94   * ETHAN ALLEN INTERIORS, INC ...............          2,132
    99     FURNITURE BRANDS INTERNATIONAL, INC ......          1,584
   196     MILLER (HERMAN), INC .....................          4,042
 9,892     NEWELL RUBBERMAID, INC ...................        212,678
                                                        ------------
                                                             220,436
                                                        ------------

B-34                    See notes to financial statements.

   SHARES                                                        VALUE
   ------                                                      --------
 FURNITURE AND HOMEFURNISHINGS STORES--0.62%
     287   * BED BATH & BEYOND, INC ......................   $      6,780
     415   * BEST BUY, INC ...............................         25,911
     373     CIRCUIT CITY STORES-CIRCUIT CITY GROUP ......         15,945
      50   * GUITAR CENTER, INC ..........................            462
      98   * LINENS N THINGS, INC ........................          2,076
      75   * MUSICLAND STORES CORP .......................            520
     212     PIER 1 IMPORTS, INC .........................          1,762
   6,580     TANDY CORP ..................................        262,377
      50   * TRANS WORLD ENTERTAINMENT CORP ..............            518
     108   * WILLIAMS-SONOMA, INC ........................          2,443
                                                             ------------
                                                                  318,794
                                                             ------------
 GENERAL BUILDING CONTRACTORS--0.00%
      50   * BLOUNT INTERNATIONAL, INC ...................            637
      50     CENTEX CORP .................................            906
                                                             ------------
                                                                    1,543
                                                             ------------
 GENERAL MERCHANDISE STORES--0.92%
      50   * AMES DEPARTMENT STORES, INC .................            881
     111     CASEYS GENERAL STORES, INC ..................            943
     120   * CONSOLIDATED STORES CORP ....................          1,365
      50   * COST PLUS, INC ..............................          1,006
     800   * COSTCO WHOLESALE CORP .......................         35,300
     346     DOLLAR GENERAL CORP .........................          6,876
     154   * DOLLAR TREE STORES, INC .....................          6,169
     362     FAMILY DOLLAR STORES, INC ...................          5,837
     366   * KOHLS CORP ..................................         30,423
      70   * NEIMAN MARCUS GROUP, INC (CLASS A) ..........          1,518
     118   * SAKS, INC ...................................          1,541
     902   * TARGET CORP .................................         54,852
   6,760     WAL-MART STORES, INC ........................        324,057
                                                             ------------
                                                                  470,768
                                                             ------------
 HEALTH SERVICES--0.25%
      50   * ADVANCE PARADIGM, INC .......................            581
      50   * ENZO BIOCHEMICAL, INC .......................          4,328
      50   * EXPRESS SCRIPTS, INC ........................          1,700
     559   * HEALTH MANAGEMENT ASSOCIATES, INC
              (CLASS A) NEW ..............................          6,638
     114   * HEALTHSOUTH CORP ............................            577
      72     HOOPER HOLMES, INC ..........................          2,448
      63   * LASER VISION CENTERS, INC ...................            555
      72   * LCA-VISION, INC .............................            414
      50   * LIFEPOINT HOSPITALS, INC ....................            771
      50   * LINCARE HOLDINGS, INC .......................          1,087
     101   * ORTHODONTIC CENTERS OF AMERICA, INC .........          2,007
     111   * RENAL CARE GROUP, INC .......................          2,268
   5,000   * TENET HEALTHCARE CORP .......................        103,437
     186   * TOTAL RENAL CARE HOLDINGS, INC ..............            569
      50   * TRIAD HOSPITALS, INC ........................            737
      85   * US ONCOLOGY, INC ............................            334
                                                             ------------
                                                                  128,451
                                                             ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.02%
      95   * DYCOM INDUSTRIES, INC .......................          4,767
      50   * INSITUFORM TECHNOLOGIES, INC (CLASS A) ......          1,381
      50   * MASTEC, INC .................................          3,365
                                                             ------------
                                                                    9,513
                                                             ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.03%
     129     BOSTON PROPERTIES, INC ......................          3,918
      50     CHARLES E. SMITH RESIDENTIAL REALTY .........          1,718
      60     COUSINS PROPERTIES, INC .....................          2,171
      50     HEALTH CARE PROPERTY INVESTORS, INC .........          1,225
     308     MEDITRUST CORP PAIRED .......................            885
     213     STARWOOD FINANCIAL TRUST ....................          3,660
      75     WASHINGTON REAL ESTATE INVESTMENT
              TRUST ......................................          1,134
                                                             ------------
                                                                   14,711
                                                             ------------

   SHARES                                                        VALUE
   ------                                                      --------
 HOTELS AND OTHER LODGING PLACES--0.01%
     129   * CHOICE HOTELS INTERNATIONAL, INC ............   $      2,112
      88   * EXTENDED STAY AMERICA, INC ..................            616
     394     HILTON HOTELS CORP ..........................          2,610
      91     STARWOOD HOTELS & RESORTS WORLDWIDE .........          1,905
      76   * SUNTERRA CORP ...............................            213
                                                             ------------
                                                                    7,456
                                                             ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--18.32%
     500   * 3COM CORP ...................................         34,468
      50   * 3DFX INTERACTIVE, INC .......................            628
     184   * ADAPTEC, INC ................................          8,153
      50   * ADVANCED DIGITAL INFORMATION CORP ...........          4,506
      50   * APEX, INC ...................................          2,181
     940   * APPLIED MATERIALS, INC ......................        181,478
      89     APPLIED POWER, INC (CLASS A) ................          2,275
      50   * ASYST TECHNOLOGIES, INC .....................          2,950
      50   * ATMI, INC ...................................          2,815
      50   * AUSPEX SYSTEMS, INC .........................            756
      50     BAKER HUGHES, INC ...........................          1,362
     200     BLACK & DECKER CORP .........................          6,387
      50   * BLACK BOX CORP ..............................          3,628
     101   * C-CUBE MICROSYSTEMS, INC ....................          9,898
      69   * CABLETRON SYSTEMS, INC ......................          3,307
  22,600   * CISCO SYSTEMS, INC ..........................      3,082,075
      50   * CMI CORP ....................................            243
  10,103     COMPAQ COMPUTER CORP ........................        287,935
     129   * CONCURRENT COMPUTER CORP ....................          2,515
  15,100   * DELL COMPUTER CORP ..........................        773,875
      50     DONALDSON CO, INC ...........................          1,178
  10,528   * EMC CORP ....................................      1,373,246
      81   * EMULEX CORP .................................         17,455
      50   * ETEC SYSTEMS, INC ...........................          6,209
      50   * EXTREME NETWORKS, INC .......................          5,603
     100   * FOUNDRY NETWORKS, INC .......................         20,118
     373   * GATEWAY, INC ................................         23,312
   2,547     HEWLETT-PACKARD CO ..........................        373,772
   9,181     INTERNATIONAL BUSINESS MACHINES CORP ........        964,578
     670   * IOMEGA CORP .................................          2,638
      71     JLG INDUSTRIES, INC .........................            550
      73   * LAM RESEARCH CORP ...........................         11,857
     317   * LEXMARK INTERNATIONAL GROUP (CLASS A) .......         40,932
      50     MANITOWOC, INC ..............................          1,306
     169   * MAXTOR CORP .................................          1,964
      50   * MERCURY COMPUTER SYSTEMS, INC ...............          2,481
      75   * MICRON ELECTRONICS, INC .....................          1,443
      50   * MICROS SYSTEMS, INC .........................          2,628
      76   * MTI TECHNOLOGY CORP .........................          3,866
      60   * NATIONAL INSTRUMENTS CORP ...................          2,801
   8,272   * NOVELLUS SYSTEMS, INC .......................        578,523
     623     PITNEY BOWES, INC ...........................         28,735
      62   * PRESSTEK, INC ...............................          1,488
      50   * PRI AUTOMATION, INC .........................          4,381
      50   * QUANTUM CORP -DLT & STORAGE SYSTEMS GROUP ...            603
     126   * QUANTUM CORP -HARD DISK DRIVE GROUP .........          1,118
      75     ROPER INDUSTRIES, INC .......................          2,385
     122   * SANDISK CORP ................................         15,349
     152   * SEAGATE TECHNOLOGY, INC .....................          9,766
      50   * SMITH INTERNATIONAL, INC ....................          3,225
     220     SYMBOL TECHNOLOGIES, INC ....................         21,766
      50   * TEREX CORP ..................................            596
  31,000     TYCO INTERNATIONAL LTD ......................      1,457,000
     770   * UNISYS CORP .................................         20,741
      62   * VISUAL NETWORKS, INC ........................          5,138
     159   * WESTERN DIGITAL CORP ........................            824
      66   * XIRCOM, INC .................................          3,003
      61   * ZEBRA TECHNOLOGY CORP .......................          3,839
                                                             ------------
                                                                9,427,852
                                                             ------------

B-35                    See notes to financial statements.

    SHARES                                                       VALUE
   ------                                                      --------
 INSTRUMENTS AND RELATED PRODUCTS--1.64%
     50   * AFFYMETRIX, INC ............................   $     12,881
     75     BAUSCH & LOMB, INC .........................          3,923
    159     BAXTER INTERNATIONAL, INC ..................          8,913
     67     BECKMAN COULTER, INC .......................          3,492
    425     BECTON DICKINSON & CO ......................         13,600
    249     BIOMET, INC ................................          7,750
    676   * BOSTON SCIENTIFIC CORP .....................         14,322
     86   * COGNEX CORP ................................          4,692
     50   * CREDENCE SYSTEMS CORP ......................          6,943
     50   * CYBERONICS, INC ............................          1,125
     70   * CYMER, INC .................................          4,060
     89   * CYTYC CORP .................................          5,061
     50   * DIONEX CORP ................................          1,609
     50   * ECLIPSE SURGICAL TECHNOLOGY, INC ...........            484
     67   * GENRAD, INC ................................          1,025
  1,651   * GUIDANT CORP ...............................        117,117
     50   * HAEMONETICS CORP ...........................          1,187
    286   * KLA-TENCOR CORP ............................         26,061
    106   * LTX CORP ...................................          5,260
     87   * MEDICAL MANAGER CORP .......................          5,388
  6,815     MEDTRONIC, INC .............................        348,416
     50     MENTOR CORP ................................          1,468
     96   * METTLER-TOLEDO INTERNATIONAL, INC ..........          3,600
    112     MILLIPORE CORP .............................          6,909
     50   * MINIMED, INC ...............................          6,075
     66   * OAKLEY, INC ................................            594
    515     PE CORP-PE BIOSYSTEMS GROUP ................         59,192
     50     PERKINELMER, INC ...........................          3,628
     50   * PINNACLE SYSTEMS, INC ......................          3,046
     75   * RESPIRONICS, INC ...........................          1,162
     61   * ST. JUDE MEDICAL, INC ......................          1,555
    168   * STERIS CORP ................................          1,722
    178     STRYKER CORP ...............................          9,489
    116   * SUMMIT TECHNOLOGY, INC .....................          1,044
    115   * SUNRISE TECHNOLOGY INTERNATIONAL, INC ......            869
    258   * SYBRON INTERNATIONAL CORP ..................          6,659
    368   * TERADYNE, INC ..............................         33,120
     50   * THERMO ELECTRON CORP .......................          1,290
     50   * TRIMBLE NAVIGATION LTD .....................          1,475
     50   * VARIAN, INC ................................          2,153
    141   * VISX, INC ..................................          2,273
    155   * WATERS CORP ................................         15,703
     50   * WESLEY JESSEN VISIONCARE, INC ..............          1,290
  3,650     XEROX CORP .................................         88,512
                                                           ------------
                                                                846,137
                                                           ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.01%
     90     CRAWFORD & CO (CLASS B) ....................          1,158
    101   * FIRST HEALTH GROUP CORP ....................          2,613
     50     GALLAGHER (ARTHUR J.) & CO .................          2,384
                                                           ------------
                                                                  6,155
                                                           ------------
 INSURANCE CARRIERS--0.33%
    116     AFLAC, INC .................................          4,074
    403   * AMERICAN INTERNATIONAL GROUP, INC ..........         33,474
  2,600     CITIGROUP, INC .............................        127,237
     72     HSB GROUP, INC .............................          1,624
     50   * MID ATLANTIC MEDICAL SERVICES, INC .........            475
    202   * OXFORD HEALTH PLANS, INC ...................          2,966
                                                           ------------
                                                                169,850
                                                           ------------
 LEATHER AND LEATHER PRODUCTS--0.00%
     94     STRIDE RITE CORP ...........................            546
                                                           ------------
 LEGAL SERVICES--0.00%
     50   * PREPAID LEGAL SERVICES, INC ................          1,425
                                                           ------------

   SHARES                                                     VALUE
   ------                                                    --------
 LUMBER AND WOOD PRODUCTS--0.00%
     83   * CHAMPION ENTERPRISES, INC ..................   $        456
     50   * PALM HARBOR HOMES, INC .....................            634
                                                           ------------
                                                                  1,090
                                                           ------------
 METAL MINING--0.02%
    324   * BATTLE MOUNTAIN GOLD CO ....................            668
    346   * FREEPORT-MCMORAN COPPER & GOLD, INC
             (CLASS B) .................................          4,519
     94   * STILLWATER MINING CO .......................          4,136
                                                           ------------
                                                                  9,323
                                                           ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.02%
     86   * BLYTH INDUSTRIES, INC ......................          1,918
     75     CALLAWAY GOLF CO ...........................            984
     50   * IDENTIX, INC ...............................          1,125
     50     JOSTENS, INC ...............................          1,196
    406     MATTEL, INC ................................          3,654
     50   * WMS INDUSTRIES, INC ........................            575
                                                           ------------
                                                                  9,452
                                                           ------------
 MISCELLANEOUS REPAIR SERVICES--0.00%
     50   * ENCOMPASS SERVICES CORP ....................            328
                                                           ------------
 MISCELLANEOUS RETAIL--0.34%
    400   * AMAZON.COM, INC ............................         26,750
     61   * BARNES & NOBLE, INC ........................          1,071
     50   * BARNESANDNOBLE.COM, INC ....................            450
     87   * BORDERS GROUP, INC .........................          1,239
     61   * CDW COMPUTER CENTERS, INC ..................          3,892
    973     CVS CORP ...................................         29,615
     50   * DUANE READE, INC ...........................          1,100
     50   * E4L, INC ...................................            109
     50   * EGGHEAD.COM, INC ...........................            484
    295   * HANOVER DIRECT, INC ........................            774
     50   * INSIGHT ENTERPRISES, INC ...................          1,518
    625   * OFFICE DEPOT, INC ..........................          6,523
     50   * OFFICEMAX, INC .............................            312
    102     OMNICARE, INC ..............................          1,064
    277   * PETSMART, INC ..............................            908
     60   * SCHEIN (HENRY), INC ........................            975
     65   * SHOP AT HOME, INC ..........................            641
  1,100   * STAPLES, INC ...............................         21,312
    102   * SUNGLASS HUT INTERNATIONAL, INC ............            714
    138     TIFFANY & CO ...............................          9,228
     93   * VALUEVISION INTERNATIONAL, INC .............          4,312
  2,493     WALGREEN CO ................................         61,078
                                                           ------------
                                                                174,069
                                                           ------------
 MOTION PICTURES--1.13%
     50   * AMC ENTERTAINMENT, INC .....................            328
    108   * CNET NETWORKS, INC .........................          7,317
  5,184     DISNEY (WALT) CO ...........................        182,088
     78     HOLLYWOOD ENTERTAINMENT CORP ...............            619
  2,912     TIME WARNER, INC ...........................        247,520
 17,000     TOEI CO ....................................        145,017
                                                           ------------
                                                                582,889
                                                           ------------
 NONDEPOSITORY INSTITUTIONS--0.37%
    646     AMERICAN EXPRESS CO ........................         81,840
    186   * AMERICREDIT CORP ...........................          2,139
    553     ASSOCIATES FIRST CAPITAL CORP ..............          8,917
    490     CAPITAL ONE FINANCIAL CORP .................         18,038
     61     DORAL FINANCIAL CORP .......................            545
    401     FEDERAL NATIONAL MORTGAGE
             ASSOCIATION ...............................         20,075
    148   * FINET.COM, INC .............................            319
  1,080     FREDDIE MAC ................................         40,702

B-36                      See notes to financial statements.

   SHARES                                                          VALUE
   ------                                                         --------
 NONDEPOSITORY INSTITUTIONS--(Continued)
    142     HOUSEHOLD INTERNATIONAL, INC ...................   $      4,650
     96     METRIS COS, INC ................................          2,616
     50   * SIERRACITIES, INC ..............................            840
    395     SLM HOLDINGS CORP ..............................         11,652
     50   * UNICAPITAL CORP ................................            106
                                                               ------------
                                                                    192,439
                                                               ------------
 OIL AND GAS EXTRACTION--0.14%
     62     ANADARKO PETROLEUM CORP ........................          1,922
    101     APACHE CORP ....................................          4,115
     50     BERRY PETROLEUM CO (CLASS A) ...................            818
     84   * CHESAPEAKE ENERGY CORP .........................            236
    104     CROSS TIMBERS OIL CO ...........................          1,196
     50     DEVON ENERGY CORP (NEW) ........................          2,203
     50     DIAMOND OFFSHORE DRILLING, INC .................          1,687
     95     ENSCO INTERNATIONAL, INC .......................          2,909
     65   * FOREST OIL CORP ................................            593
     50   * FRIEDE GOLDMAN HALTER, INC .....................            325
    104   * GLOBAL INDUSTRIES LTD ..........................          1,423
     50   * GLOBAL MARINE, INC .............................          1,128
     50   * GREY WOLF, INC .................................            209
    571     HALLIBURTON CO .................................         22,590
     60   * HANOVER COMPRESSOR CO ..........................          3,150
     66   * MERIDIAN RESOURCE CORP .........................            247
    110   * NABORS INDUSTRIES, INC .........................          4,015
     71   * NEWFIELD EXPLORATION CO ........................          2,485
    137   * NOBLE DRILLING CORP ............................          5,231
    100     POGO PRODUCING CO ..............................          2,662
    185   * R & B FALCON CORP ..............................          3,202
     50   * STONE ENERGY CORP ..............................          2,500
     67   * SYNTROLEUM CORP ................................          1,444
     50     VASTAR RESOURCES, INC ..........................          3,075
    100   * VINTAGE PETROLEUM, INC .........................          1,637
                                                               ------------
                                                                     71,002
                                                               ------------
 PAPER AND ALLIED PRODUCTS--0.11%
    219     AVERY DENNISON CORP ............................         13,249
    423     FORT JAMES CORP ................................          8,037
     50   * GAYLORD CONTAINER CO ...........................            303
    718     KIMBERLY-CLARK CORP ............................         34,105
     96   * MAIL-WELL, INC .................................            714
     50   * PLAYTEX PRODUCTS, INC ..........................            546
     82     WAUSAU-MOSINEE PAPER CORP ......................          1,086
                                                               ------------
                                                                     58,040
                                                               ------------
 PERSONAL SERVICES--0.03%
     60     BLOCK (H&R), INC ...............................          2,576
    283     CINTAS CORP ....................................          7,835
     50   * COINSTAR, INC ..................................            709
     50     G & K SERVICES, INC (CLASS A) ..................            812
     74     REGIS CORP .....................................          1,091
                                                               ------------
                                                                     13,023
                                                               ------------
 PETROLEUM AND COAL PRODUCTS--0.01%
     50     ELCOR CORP .....................................          1,506
     50     USX-MARATHON GROUP, INC ........................          1,250
                                                               ------------
                                                                      2,756
                                                               ------------
 PRIMARY METAL INDUSTRIES--0.00%
     50     GENERAL CABLE CORP .............................            462
     98   * STEEL DYNAMICS, INC ............................          1,280
                                                               ------------
                                                                      1,742
                                                               ------------
 PRINTING AND PUBLISHING--0.06%
     50     CENTRAL NEWSPAPERS, INC (CLASS A) ..............          1,453
     79     DOW JONES & CO, INC ............................          5,115
     73   * JOURNAL REGISTER CO ............................          1,076
    110     LEE ENTERPRISES, INC ...........................          2,351

   SHARES                                                           VALUE
   ------                                                         --------
     50     MCGRAW HILL COS, INC ...........................   $      2,450
     50     MEREDITH CORP ..................................          1,121
     50     PENTON MEDIA, INC ..............................          1,271
     50   * PLAYBOY ENTERPRISES, INC (CLASS B) .............          1,081
    145   * PRIMEDIA, INC ..................................          3,788
     72   * R.H. DONNELLEY CORP ............................          1,152
    107     READER'S DIGEST ASSOCIATION, INC
             (CLASS A) (NON-VOTE) ..........................          3,537
     89     TIMES MIRROR CO SERIES A .......................          4,266
    108   * TOPPS, INC .....................................            813
    117     WILEY (JOHN) & SONS, INC (CLASS A) .............          1,630
                                                               ------------
                                                                     31,104
                                                               ------------
 RAILROAD TRANSPORTATION--0.05%
    275     KANSAS CITY SOUTHERN INDUSTRIES, INC ...........         24,114
                                                               ------------
 REAL ESTATE--0.01%
    154   * CATELLUS DEVELOPMENT CORP ......................          1,876
    110   * FAIRFIELD COMMUNITIES, INC .....................            866
     75   * JONES LANG LA SALLE ............................            946
     64     STEWART ENTERPRISES, INC (CLASS A) .............            252
     60   * TRAMMELL CROW CO ...............................            682
                                                               ------------
                                                                      4,622
                                                               ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.23%
    408     ILLINOIS TOOL WORKS, INC .......................         22,185
  3,067     NIKE, INC (CLASS B) ............................         82,425
     84   * PACTIV CORP ....................................            661
    208   * SEALED AIR CORP ................................          9,308
     50     TREDEGAR CORP ..................................          1,512
     83     TUPPERWARE CORP ................................          1,348
     79   * U.S. PLASTIC LUMBER CORP .......................            688
                                                               ------------
                                                                    118,127
                                                               ------------
 SECURITY AND COMMODITY BROKERS--0.28%
     50   * AFFILIATED MANAGERS GROUP, INC .................          1,959
    159   * AMERITRADE HOLDINGS CORP (CLASS A) .............          3,418
    500   * E TRADE GROUP, INC .............................         13,250
     75     EATON VANCE CORP ...............................          3,103
    141     FEDERATED INVESTORS, INC .......................          3,357
    226     FRANKLIN RESOURCES, INC ........................          5,932
     50   * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC ..........            843
    173   * KNIGHT/TRIMARK GROUP, INC ......................          8,574
     50     MORGAN KEEGAN, INC .............................            637
     66   * PIONEER GROUP, INC .............................          1,417
    255     PRICE (T. ROWE) ASSOCIATES, INC ................          8,175
     84     RAYMOND JAMES FINANCIAL CORP ...................          1,596
  1,639     SCHWAB (CHARLES) CORP ..........................         85,637
     69     UNITED ASSET MANAGEMENT CORP ...................          1,065
    144     WADDELL & REED FINANCIAL,INC (CLASS A) .........          4,635
                                                               ------------
                                                                    143,598
                                                               ------------
 SOCIAL SERVICES--0.00%
     50   * RES-CARE, INC ..................................            435
     50   * SUNRISE ASSISTED LIVING, INC ...................            778
                                                               ------------
                                                                      1,213
                                                               ------------
 SPECIAL TRADE CONTRACTORS--0.01%
     69     APOGEE ENTERPRISES, INC ........................            301
     50   * COMFORT SYSTEMS U.S.A., INC ....................            381
     50   * INTEGRATED ELECTRICAL SERVICES, INC ............            278
     83   * QUANTA SERVICES, INC ...........................          4,212
                                                               ------------
                                                                      5,172
                                                               ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.54%
  1,445     CORNING, INC ...................................        276,717
     95     DAL-TILE INTERNATIONAL, INC ....................            712
     50     FLORIDA ROCK INDUSTRIES, INC ...................          1,687
                                                               ------------
                                                                    279,116
                                                               ------------

B-37                     See notes to financial statements.

   SHARES                                                         VALUE
   ------                                                        --------
 TEXTILE MILL PRODUCTS--0.00%
     50   * PUBLICARD, INC ................................   $       640
     93     WESTPOINT STEVENS, INC ........................         1,511
                                                              -----------
                                                                    2,151
                                                              -----------
 TOBACCO PRODUCTS--0.12%
  3,139     PHILIP MORRIS COS, INC ........................        59,837
     85     RJR REYNOLDS TOBACCO HOLDINGS, INC ............         1,492
    172     UST, INC ......................................         2,967
                                                              -----------
                                                                   64,296
                                                              -----------
 TRANSPORTATION BY AIR--0.01%
    114   * AIRTRAN HOLDINGS, INC .........................           448
     50     OGDEN CORP ....................................           571
     50     SKYWEST, INC ..................................         1,581
                                                              -----------
                                                                    2,600
                                                              -----------
 TRANSPORTATION EQUIPMENT--2.59%
     50   * BE AEROSPACE, INC .............................           450
    258     BOEING CO .....................................         8,352
    236     DANAHER CORP ..................................         9,071
     50   * DELCO REMY INTERNATIONAL , INC (CLASS A) ......           350
    115     FEDERAL SIGNAL CORP ...........................         1,789
    130     GENERAL DYNAMICS CORP .........................         5,110
  3,757   * GENERAL MOTORS CORP (CLASS H) .................       487,235
    182     GENTEX CORP ...................................         6,222
  4,676     HARLEY DAVIDSON, INC ..........................       325,566
     50   * HAYES LEMMERZ INTERNATIONAL, INC ..............           987
  4,359     HONEYWELL INTERNATIONAL, INC ..................       197,789
     86   * HOWMET INTERNATIONAL, INC .....................         1,596
     50   * MILLER INDUSTRIES, INC ........................           190
     50   * MONACO COACH CORP .............................           803
     77     NEWPORT NEWS SHIPBUILDING, INC ................         2,199
     67   * ORBITAL SCIENCES CORP .........................         1,042
     50     POLARIS INDUSTRIES, INC .......................         1,481
     63   * SPX CORP ......................................         7,327
  5,582     UNITED TECHNOLOGIES CORP ......................       272,820
                                                              -----------
                                                                1,330,379
                                                              -----------
 TRANSPORTATION SERVICES--0.02%
     90     C.H. ROBINSON WORLDWIDE, INC ..................         4,449
    120     EXPEDITORS INTERNATIONAL OF
             WASHINGTON ...................................         4,275
    119     GALILEO INTERNATIONAL, INC ....................         2,253
                                                              -----------
                                                                   10,977
                                                              -----------
 TRUCKING AND WAREHOUSING--0.01%
     82   * IRON MOUNTAIN, INC ............................         2,572
     93   * SWIFT TRANSPORTATION CO, INC ..................         1,360
                                                              -----------
                                                                    3,932
                                                              -----------

   SHARES                                                          VALUE
   ------                                                        --------
 WATER TRANSPORTATION--0.41%
  9,000     CARNIVAL CORP (CLASS A) .......................   $   207,562
     50   * KIRBY CORP ....................................           937
                                                              -----------
                                                                  208,499
                                                              -----------
 WHOLESALE TRADE-DURABLE GOODS--0.02%
     63   * BOYDS COLLECTION LTD ..........................           417
     67   * BRIGHTPOINT, INC ..............................           921
     85   * CELLSTAR CORP .................................           779
     61   * FISHER SCIENTIFIC INTERNATIONAL, INC ..........         2,928
    103   * HA-LO INDUSTRIES, INC .........................         1,075
     73   * INGRAM MICRO, INC (CLASS A) ...................           930
    118   * LANIER WORLDWIDE, INC .........................           309
     67   * MSC INDUSTRIAL DIRECT CO (CLASS A) ............           958
     60   * PATTERSON DENTAL CO ...........................         2,032
    158   * PSS WORLD MEDICAL, INC ........................         1,046
     50   * TECH DATA CORP ................................         1,181
                                                              -----------
                                                                   12,576
                                                              -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.87%
    121   * AMERISOURCE HEALTH CORP (CLASS A) .............         1,573
     71   * BARNETT RESOURCES CORP ........................         1,624
    213     BERGEN BRUNSWIG CORP (CLASS A) ................           998
  9,696     CARDINAL HEALTH, INC ..........................       405,777
    126   * ENRON CORP ....................................         8,583
    312     MCKESSON HBOC, INC ............................         5,791
    113   * NU SKIN ENTERPRISES, INC (CLASS A) ............         1,031
     50   * SCHOOL SPECIALTY, INC .........................           871
    687     SYSCO CORP ....................................        19,751
                                                              -----------
                                                                  445,999
                                                              -----------
            TOTAL COMMON STOCK
             (Cost $50,013,519) ...........................    51,327,343
                                                              -----------


  PRINCIPAL
  ---------
  SHORT TERM INVESTMENT--0.19%
  U.S. GOVERNMENT & AGENCY--0.19%
               FEDERAL HOME LOAN BANK (FHLB)
  $ 100,000    5.540%, 03/13/00                                    99,969
                                                              -----------
   TOTAL SHORT TERM INVESTMENT
    (Cost $99,969) ........................................        99,969
                                                              -----------
   TOTAL PORTFOLIO
    (Cost $50,113,488) ....................................   $51,427,312
                                                              ===========
------------
* Non-income producing

The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.



B-38                     See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                 STATEMENT OF INVESTMENTS--GROWTH & INCOME FUND
                                 MARCH 10, 2000

                              SUMMARY BY INDUSTRY

                                                         VALUE                %
                                                     -----------             -----
COMMON STOCK
  AMUSEMENT AND RECREATION SERVICES ..........       $    97,502             0.19%
  APPAREL AND ACCESSORY STORES ...............           127,769              0.25
  APPAREL AND OTHER TEXTILE PRODUCTS .........           142,780              0.28
  AUTO REPAIR, SERVICES AND PARKING ..........             4,552              0.01
  AUTOMOTIVE DEALERS AND SERVICE STATIONS ....             8,229              0.02
  BUILDING MATERIALS AND GARDEN SUPPLIES .....           732,012              1.46
  BUSINESS SERVICES ..........................         6,088,734             12.10
  CHEMICALS AND ALLIED PRODUCTS ..............         4,868,573              9.67
  COMMUNICATIONS .............................         5,975,272             11.87
  DEPOSITORY INSTITUTIONS ....................         2,125,213              4.22
  EATING AND DRINKING PLACES .................           133,780              0.27
  ELECTRIC, GAS, AND SANITARY SERVICES .......           956,254              1.90
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT ....         7,933,369             15.76
  ENGINEERING AND MANAGEMENT SERVICES ........            15,111              0.03
  FABRICATED METAL PRODUCTS ..................           246,311              0.49
  FOOD AND KINDRED PRODUCTS ..................         1,073,223              2.13
  FOOD STORES ................................           102,373              0.20
  FURNITURE AND FIXTURES .....................           225,379              0.45
  FURNITURE AND HOMEFURNISHINGS STORES .......            75,507              0.15
  GENERAL BUILDING CONTRACTORS ...............             5,522              0.01
  GENERAL MERCHANDISE STORES .................         1,387,548              2.76
  HEALTH SERVICES ............................           341,152              0.68
  HEAVY CONSTRUCTION, EXCEPT BUILDING ........             5,814              0.01
  HOTELS AND OTHER LODGING PLACES ............             5,823              0.01
  INDUSTRIAL MACHINERY AND EQUIPMENT .........         6,260,514             12.44
  INSTRUMENTS AND RELATED PRODUCTS ...........           771,555              1.53
  INSURANCE AGENTS, BROKERS AND SERVICE ......            46,154              0.09
  INSURANCE CARRIERS .........................         1,697,078              3.37
  LUMBER AND WOOD PRODUCTS ...................            45,915              0.09
  METAL MINING ...............................            56,507              0.11
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ................................            93,293              0.19
  MISCELLANEOUS RETAIL .......................           332,211              0.66
  MOTION PICTURES ............................           717,346              1.43

                                                         VALUE                %
                                                     -----------             -----
  NONDEPOSITORY INSTITUTIONS .................       $   458,086             0.91%
  NONMETALLIC MINERALS, EXCEPT FUELS .........             9,130              0.02
  OIL AND GAS EXTRACTION .....................           501,371              1.00
  PAPER AND ALLIED PRODUCTS ..................           415,487              0.83
  PERSONAL SERVICES ..........................            11,909              0.02
  PETROLEUM AND COAL PRODUCTS ................         2,262,050              4.50
  PRIMARY METAL INDUSTRIES ...................           361,568              0.72
  PRINTING AND PUBLISHING ....................           318,200              0.63
  RAILROAD TRANSPORTATION ....................            84,534              0.17
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................            82,169              0.16
  SECURITY AND COMMODITY BROKERS .............           747,503              1.49
  STONE, CLAY, AND GLASS PRODUCTS ............           128,495              0.26
  TEXTILE MILL PRODUCTS ......................             3,794              0.01
  TOBACCO PRODUCTS ...........................           112,146              0.22
  TRANSPORTATION BY AIR ......................           302,167              0.60
  TRANSPORTATION EQUIPMENT ...................         1,241,927              2.47
  WATER TRANSPORTATION .......................            32,126              0.06
  WHOLESALE TRADE-DURABLE GOODS ..............            20,933              0.04
  WHOLESALE TRADE-NONDURABLE GOODS ...........           366,204              0.73
                                                     -----------           -------
 TOTAL COMMON STOCK
  (Cost $49,962,532) .........................        50,158,174             99.67
                                                     -----------           -------
 SHORT TERM INVESTMENT
  U.S. GOVERNMENT AGENCY .....................           443,863              0.88
                                                     -----------           -------
 TOTAL SHORT TERM INVESTMENT
  (Cost $443,863) ............................           443,863              0.88
                                                     -----------           -------
 TOTAL PORTFOLIO
  (Cost $50,406,395) .........................        50,602,037            100.55
 OTHER ASSETS & LIABILITIES, NET .............          (277,548)          ( 0.55)
                                                     -----------           -------
 NET ASSETS ..................................       $50,324,489           100.00%
                                                     ===========           =======



B-39                          See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                 STATEMENT OF INVESTMENTS--GROWTH & INCOME FUND
                                 MARCH 10, 2000

  SHARES                                                         VALUE
  ------                                                      ------------
COMMON STOCK--99.67%
 AMUSEMENT AND RECREATION SERVICES--0.19%
   307    * HARRAH'S ENTERTAINMENT, INC ...................   $     6,178
   451    * MIRAGE RESORTS, INC ...........................         8,118
 4,267    * PREMIER PARKS, INC ............................        83,206
                                                              -----------
                                                                   97,502
                                                              -----------
 APPAREL AND ACCESSORY STORES--0.25%
 1,997      GAP, INC ......................................        92,111
   508      LIMITED, INC ..................................        17,272
   332      NORDSTROM, INC ................................         7,345
   724      TJX COS, INC ..................................        11,041
                                                              -----------
                                                                  127,769
                                                              -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.28%
 5,038    * JONES APPAREL GROUP, INC ......................       128,469
   151      LIZ CLAIBORNE, INC ............................         6,908
   321      VF CORP .......................................         7,403
                                                              -----------
                                                                  142,780
                                                              -----------
 AUTO REPAIR, SERVICES AND PARKING--0.01%
   242      RYDER SYSTEM, INC .............................         4,552
                                                              -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.02%
   343    * AUTOZONE, INC .................................         7,481
   121      PEP BOYS MANNY, MOE, & JACK CO ................           748
                                                              -----------
                                                                    8,229
                                                              -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.46%
 9,914      HOME DEPOT, INC ...............................       532,257
 4,439      LOWES COS, INC ................................       199,755
                                                              -----------
                                                                  732,012
                                                              -----------
 BUSINESS SERVICES--12.10%
   279      ADOBE SYSTEMS, INC ............................        23,226
 7,853    * AMERICA ONLINE, INC ...........................       464,799
   141      AUTODESK, INC .................................         7,737
 1,465      AUTOMATIC DATA PROCESSING, INC ................        64,643
   560    * BMC SOFTWARE, INC .............................        29,085
 1,663    * CENDANT CORP ..................................        30,141
 6,009    * CERIDIAN CORP .................................       113,419
   416    * CITRIX SYSTEMS, INC ...........................        44,720
 1,253      COMPUTER ASSOCIATES INTERNATIONAL, INC ........        83,324
   388    * COMPUTER SCIENCES CORP ........................        31,355
   827    * COMPUWARE CORP ................................        19,744
 1,100      ELECTRONIC DATA SYSTEMS CORP ..................        67,650
   329      EQUIFAX, INC ..................................         7,258
   978      FIRST DATA CORP ...............................        40,953
   720      IMS HEALTH, INC ...............................        15,255
   659      INTERPUBLIC GROUP OF COS, INC .................        24,383
22,626    * MICROSOFT CORP ................................     2,285,226
   224    * NCR CORP ......................................         9,282
   347    * NETWORK APPLIANCE, INC ........................        82,195
   772    * NOVELL, INC ...................................        24,221
   417      OMNICOM GROUP, INC ............................        34,897
14,006    * ORACLE CORP ...................................     1,143,239
   625    * PARAMETRIC TECHNOLOGY CORP ....................        19,296
   578      PAYCHEX, INC ..................................        29,405
   620    * PEOPLESOFT, INC ...............................        15,267
 5,429    * PSINET, INC ...................................       303,345
    62      SHARED MEDICAL SYSTEMS CORP ...................         3,607
 7,786    * SUN MICROSYSTEMS, INC .........................       733,343
 1,859    * YAHOO, INC ....................................       331,018
   161    * YOUNG & RUBICAM, INC ..........................         6,701
                                                              -----------
                                                                6,088,734
                                                              -----------

  SHARES                                                         VALUE
  ------                                                      ------------
 CHEMICALS AND ALLIED PRODUCTS--9.67%
 3,572      ABBOTT LABORATORIES CO ........................   $   110,508
   532      AIR PRODUCTS & CHEMICALS, INC .................        13,266
   133      ALBERTO CULVER CO (CLASS B) ...................         2,601
   307      ALLERGAN, INC .................................        14,620
   234    * ALZA CORP .....................................         8,599
 9,102      AMERICAN HOME PRODUCTS CORP ...................       450,549
 4,593    * AMGEN, INC ....................................       273,570
   557      AVON PRODUCTS, INC ............................        14,621
   348    * BIOGEN, INC ...................................        29,253
 8,260      BRISTOL MYERS SQUIBB CO .......................       432,618
   543      CLOROX CO .....................................        16,222
 5,551      COLGATE PALMOLIVE CO ..........................       237,305
 3,375      DOW CHEMICAL CO ...............................       330,750
 4,501      DU PONT (E.I.) DE NEMOURS & CO ................       206,764
   182      EASTMAN CHEMICAL CO ...........................         6,574
   306      ECOLAB, INC ...................................         9,294
    69    * FMC CORP ......................................         3,320
   167    * GRACE W.R. & CO ...............................         1,711
   135      GREAT LAKES CHEMICAL CORP .....................         3,796
   243      HERCULES, INC .................................         3,766
   242      INTERNATIONAL FLAVORS & FRAGRANCES,
             INC ..........................................         7,562
 3,231      JOHNSON & JOHNSON CO ..........................       228,795
 4,250      LILLY (ELI) & CO ..............................       260,046
   166      MALLINCKRODT, INC .............................         3,952
 9,796      MERCK & CO, INC ...............................       583,474
 1,476      MONSANTO CO ...................................        58,671
15,299      PFIZER, INC ...................................       537,377
 1,208      PHARMACIA & UPJOHN, INC .......................        62,816
   408      PPG INDUSTRIES, INC ...........................        19,048
   367      PRAXAIR, INC ..................................        12,294
 5,168      PROCTER & GAMBLE CO ...........................       274,227
   507      ROHM & HAAS CO ................................        18,030
 7,590      SCHERING-PLOUGH CORP ..........................       284,150
   380      SHERWIN-WILLIAMS CO ...........................         7,196
   240      SIGMA ALDRICH CORP ............................         5,310
   308      UNION CARBIDE CORP ............................        14,668
 3,387      WARNER-LAMBERT CO .............................       312,874
   223      WATSON PHARMACEUTICALS, INC ...................         8,376
                                                              -----------
                                                                4,868,573
                                                              -----------
COMMUNICATIONS--11.87%
   729      ALLTEL CORP ...................................        49,617
17,951      AT & T CORP ...................................       974,963
 3,609      BELL ATLANTIC CORP ............................       206,840
 4,376      BELLSOUTH CORP ................................       204,304
 3,139      BROADWING, INC ................................       122,224
 4,066    * CBS CORP ......................................       233,286
   325      CENTURYTEL, INC ...............................        10,826
 3,357    * CLEAR CHANNEL COMMUNICATIONS, INC .............       207,924
 1,800      COMCAST CORP (CLASS A) SPECIAL ................        72,787
 3,141    * ERICSSON TELEFON (LM) SERIES B ADR ............       316,063
 1,700    * GLOBAL CROSSING LTD ...........................        98,600
 2,258      GTE CORP ......................................       151,850
14,170      LUCENT TECHNOLOGIES, INC ......................       958,246
11,168    * MCI WORLDCOM, INC .............................       521,406
 1,424    * MEDIA ONE GROUP, INC ..........................       111,250
   845    * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........       134,883
 2,215    * RCN CORP ......................................       148,405
16,386      SBC COMMUNICATIONS, INC .......................       688,212
 2,026      SPRINT CORP (FON GROUP) .......................       124,345
 2,004    * SPRINT CORP (PCS GROUP) .......................       119,613
 1,174      U.S. WEST, INC ................................        82,620

B-40                   See notes to financial statements.

  SHARES                                                            VALUE
  ------                                                         ------------
COMMUNICATIONS--(Continued)
    1,614   * VIACOM, INC (CLASS A) .........................   $    87,256
    4,992   * VIATEL, INC ...................................       349,752
                                                                -----------
                                                                  5,975,272
                                                                -----------
 DEPOSITORY INSTITUTIONS--4.22%
      921     AMSOUTH BANCORP ...............................        12,260
   10,227     BANK OF AMERICA CORP ..........................       438,482
    1,722     BANK OF NEW YORK CO, INC ......................        54,673
    2,660     BANK ONE CORP .................................        65,170
      825     BB&T CORP .....................................        18,614
    5,483     CHASE MANHATTAN CORP ..........................       431,443
      370     COMERICA, INC .................................        12,603
      727     FIFTH THIRD BANCORP ...........................        33,351
    2,297     FIRST UNION CORP ..............................        73,216
    8,516     FIRSTAR CORP ..................................       149,562
    6,534     FLEETBOSTON FINANCIAL CORP ....................       167,842
      358     GOLDEN WEST FINANCIAL CORP ....................         9,956
      551     HUNTINGTON BANCSHARES, INC ....................        10,227
    1,049     KEYCORP .......................................        16,849
    1,857     MBNA CORP .....................................        40,970
    4,535     MELLON FINANCIAL CORP .........................       124,995
      402     MORGAN (J.P.) & CO, INC .......................        42,637
    1,442     NATIONAL CITY CORP ............................        24,964
      523     NORTHERN TRUST CORP ...........................        27,359
      288     OLD KENT FINANCIAL CORP .......................         7,002
      690     PNC BANK CORP .................................        25,831
      325     PROVIDIAN FINANCIAL CORP ......................        21,084
      521     REGIONS FINANCIAL CORP ........................         9,931
      400     SOUTHTRUST CORP ...............................         8,575
      374     STATE STREET CORP .............................        25,291
      416     SUMMIT BANCORP ................................         9,542
      754     SUNTRUST BANKS, INC ...........................        35,720
      681     SYNOVUS FINANCIAL CORP ........................        10,172
    1,694     U.S. BANCORP ..................................        30,492
      339     UNION PLANTERS CORP ...........................         8,729
      479     WACHOVIA CORP .................................        26,045
    1,310     WASHINGTON MUTUAL, INC ........................        28,574
    3,823     WELLS FARGO CO ................................       123,052
                                                                -----------
                                                                  2,125,213
                                                                -----------
 EATING AND DRINKING PLACES--0.27%
      297     DARDEN RESTAURANTS, INC .......................         3,842
      592     MARRIOTT INTERNATIONAL (CLASS A) ..............        15,947
    3,135     MCDONALD'S CORP ...............................        99,928
      354   * TRICON GLOBAL RESTAURANTS, INC ................         9,823
      264     WENDY'S INTERNATIONAL, INC ....................         4,240
                                                                -----------
                                                                    133,780
                                                                -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--1.90%
      480   * AES CORP ......................................        35,040
      409   * ALLIED WASTE INDUSTRIES, INC ..................        2,402
      330     AMEREN CORP ...................................         9,281
    5,752     AMERICAN ELECTRIC POWER CO, INC ...............       149,911
      376     CAROLINA POWER & LIGHT CO .....................        10,857
      512     CENTRAL & SOUTH WEST CORP .....................         8,096
      376     CINERGY CORP ..................................         7,590
      246   * CMS ENERGY CORP ...............................         4,228
      486     COASTAL CORP ..................................        22,508
      176     COLUMBIA ENERGY GROUP .........................         9,988
      513     CONSOLIDATED EDISON CO OF NEW
               YORK,INC .....................................        14,075
      351     CONSTELLATION ENERGY GROUP ....................        10,464
      566     DOMINION RESOURCES, INC .......................        20,553
      338     DTE ENERGY CO .................................        10,393
      850     DUKE ENERGY CORP ..............................        39,418
       46     EASTERN ENTERPRISES CO ........................         2,627
      808     EDISON INTERNATIONAL CO .......................        12,372
      515     EL PASO ENERGY CORP ...........................        20,375

  SHARES                                                            VALUE
  ------                                                         ------------
      577     ENTERGY CORP ..................................   $    10,349
      556     FIRSTENERGY CORP ..............................        10,181
      224     FLORIDA PROGRESS CORP .........................         9,814
    3,648     FPL GROUP, INC ................................       159,600
      288     GPU, INC ......................................         6,912
      273     NEW CENTURY ENERGIES, INC .....................        6,825
      463   * NIAGARA MOHAWK HOLDINGS, INC ..................         5,179
       79     NICOR, INC ....................................         2,379
    7,870     NORTHERN STATES POWER CO ......................       130,838
       64     ONEOK, INC ....................................         1,524
      432     PECO ENERGY CO ................................        16,524
       56     PEOPLES ENERGY CORP ...........................         1,540
      894     PG&E CORP .....................................        18,997
      198   * PINNACLE WEST CAPITAL CORP ....................         5,185
      342     PPL CORP ......................................         6,583
      505     PUBLIC SERVICE ENTERPRISE GROUP, INC ..........        13,193
      681     RELIANT ENERGY, INC ...........................        14,386
      450     SEMPRA ENERGY .................................         7,846
    1,581     SOUTHERN CO ...................................        33,398
      648     TEXAS UTILITIES CO ............................        17,253
      513     UNICOM CORP ...................................        19,269
    1,401     WASTE MANAGEMENT, INC .........................        19,614
    1,000     WILLIAMS COS, INC .............................        48,687
                                                                -----------
                                                                    956,254
                                                                -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--15.76%
      692   * ADC TELECOMMUNICATIONS, INC ...................        37,195
      349   * ADVANCED MICRO DEVICES, INC ...................        18,409
      409   * ANALOG DEVICES, INC ...........................        70,731
      185   * ANDREW CORP ...................................         5,284
      661   * APPLIED MICRO CIRCUITS CORP ...................       192,351
    3,410   * CIENA CORP ....................................       555,403
      176   * COMVERSE TECHNOLOGY, INC ......................        41,118
      459   * CONEXANT SYSTEMS, INC .........................        40,420
      204     COOPER INDUSTRIES, INC ........................         6,375
      997     EMERSON ELECTRIC CO ...........................        41,001
   13,579     GENERAL ELECTRIC CO ...........................     1,788,184
   13,192     INTEL CORP ....................................     1,585,513
    7,331   * LSI LOGIC CORP ................................       646,960
      188     MAYTAG CO .....................................         5,193
      630   * MICRON TECHNOLOGY, INC ........................        67,173
      453     MOLEX, INC ....................................        28,390
    3,015     MOTOROLA, INC .................................       518,768
      404   * NATIONAL SEMICONDUCTOR CORP ...................        28,280
       98     NATIONAL SERVICE INDUSTRIES, INC ..............         2,064
    1,891     NOKIA OYJ ADR .................................       406,210
    5,473     NORTEL NETWORKS CORP (U.S.) ...................       675,573
    2,814   * QUALCOMM, INC .................................       383,055
      181     SCIENTIFIC-ATLANTA, INC .......................        24,514
    8,356   * SOLECTRON CORP ................................       298,727
      930   * TELLABS, INC ..................................        53,010
    1,869     TEXAS INSTRUMENTS, INC ........................       340,158
      124     THOMAS & BETTS CORP ...........................         2,666
      168     WHIRLPOOL CORP ................................         8,410
      747   * XILINX, INC ...................................        62,234
                                                                -----------
                                                                  7,933,369
                                                                -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.03%
      384     DUN & BRADSTREET CORP .........................        10,008
      266   * QUINTILES TRANSNATIONAL CORP ..................         5,103
                                                                -----------
                                                                     15,111
                                                                -----------
 FABRICATED METAL PRODUCTS--0.49%
    9,834     AMERICAN NATIONAL CAN GROUP, INC ..............       108,788
       77     BALL CORP .....................................         2,189
      151     CRANE CO ......................................         2,991
      317     CROWN CORK & SEAL CO, INC .....................         4,319
    2,486     GILLETTE CO ...................................        74,424
    1,035     MASCO CORP ....................................        19,018

B-41                    See notes to financial statements.

  SHARES                                                          VALUE
  ------                                                       ------------
 FABRICATED METAL PRODUCTS--(Continued)
   261      PARKER-HANNIFIN CORP ..........................   $     9,265
   436      ROCKWELL INTERNATIONAL CORP ...................        17,113
   132      SNAP-ON, INC ..................................         3,209
   206      STANLEY WORKS CO ..............................         4,995
                                                                   ------
                                                                  246,311
                                                                  -------
 FOOD AND KINDRED PRODUCTS--2.13%
 3,352      ANHEUSER BUSCH COS, INC .......................       190,226
 1,408      ARCHER DANIELS MIDLAND CO .....................        13,464
   646      BESTFOODS, INC ................................        24,911
   147      BROWN FORMAN, INC (CLASS B) ...................         6,275
   993      CAMPBELL SOUP CO ..............................        28,734
 5,737      COCA COLA CO ..................................       256,372
   988      COCA COLA ENTERPRISES, INC ....................        20,748
 1,137      CONAGRA, INC ..................................        17,765
    69      COORS (ADOLPH) CO (CLASS B) ...................         2,751
   379      FORTUNE BRANDS, INC ...........................         8,432
   703      GENERAL MILLS, INC ............................        22,056
   827      HEINZ (H.J.) CO ...............................        27,859
   317      HERSHEY FOODS CORP ............................        12,680
   943      KELLOGG CO ....................................        21,630
   747      NABISCO GROUP HOLDINGS ........................         6,536
 7,179      PEPSICO, INC ..................................       220,305
   312      QUAKER OATS CO ................................        14,566
   703      RALSTON PURINA CO .............................        17,179
 2,147      SARA LEE CORP .................................        31,265
   990      SEAGRAMS CO LTD (U.S.) ........................        58,162
 1,326      UNILEVER NV (NEW YORK SHS) ....................        54,697
   269      WRIGLEY (WM) JR CO ............................        16,610
                                                              -----------
                                                                1,073,223
                                                              -----------
 FOOD STORES--0.20%
 1,001      ALBERTSONS, INC ...............................        24,024
   104      GREAT ATLANTIC & PACIFIC TEA CO, INC ..........         2,119
 1,948    * KROGER CO .....................................        28,733
 1,190    * SAFEWAY, INC ..................................        41,724
   368      WINN DIXIE STORES, INC ........................         5,773
                                                              -----------
                                                                  102,373
                                                              -----------
 FURNITURE AND FIXTURES--0.45%
   455      LEGGETT & PLATT, INC ..........................         7,735
10,123      NEWELL RUBBERMAID, INC ........................       217,644
                                                              -----------
                                                                  225,379
                                                              -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.15%
   328    * BED BATH & BEYOND, INC ........................         7,749
   476    * BEST BUY, INC .................................        29,720
   471      CIRCUIT CITY STORES-CIRCUIT CITY GROUP ........        20,135
   449      TANDY CORP ....................................        17,903
                                                              -----------
                                                                   75,507
                                                              -----------
 GENERAL BUILDING CONTRACTORS--0.01%
   124      CENTEX CORP ...................................         2,247
   103      KAUFMAN & BROAD HOME CORP .....................         1,847
    90      PULTE CORP ....................................         1,428
                                                              -----------
                                                                    5,522
                                                              -----------
 GENERAL MERCHANDISE STORES--2.76%
   260    * CONSOLIDATED STORES CORP ......................         2,957
   900    * COSTCO WHOLESALE CORP .........................        39,712
   243      DILLARDS, INC (CLASS A) .......................         3,477
   623      DOLLAR GENERAL CORP ...........................        12,382
   482    * FEDERATED DEPARTMENT STORES, INC ..............        17,020
   173      HARCOURT GENERAL, INC .........................         6,022
 1,124    * K MART CORP ...................................         9,835
   379    * KOHLS CORP ....................................        31,504
   776      MAY DEPARTMENT STORES CO ......................        19,400
   600      PENNEY, (J.C.) CO, INC ........................         8,362
   868      SEARS ROEBUCK & CO ............................        24,087


  SHARES                                                        VALUE
  ------                                                      ------------
 4,019    * TARGET CORP ...................................   $   244,405
20,201      WAL-MART STORES, INC ..........................       968,385
                                                              -----------
                                                                1,387,548
                                                              -----------
 HEALTH SERVICES--0.68%
 1,347      COLUMBIA/HCA HEALTHCARE CORP ..................        28,202
 9,178    * HEALTH MANAGEMENT ASSOCIATES, INC
            (CLASS A) NEW .................................       108,988
   916    * HEALTHSOUTH CORP ..............................         4,637
   264    * MANOR CARE, INC ...............................         3,498
 9,466    * TENET HEALTHCARE CORP .........................       195,827
                                                              -----------
                                                                  341,152
                                                              -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
   173      FLUOR CORP ....................................         4,671
   122    * MCDERMOTT INTERNATIONAL, INC ..................         1,143
                                                              -----------
                                                                    5,814
                                                              -----------
 HOTELS AND OTHER LODGING PLACES--0.01%
   879      HILTON HOTELS CORP ............................         5,823
                                                              -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--12.44%
   802    * 3COM CORP .....................................        55,288
   240    * ADAPTEC, INC ..................................        10,635
   373    * APPLE COMPUTER, INC ...........................        46,904
   883    * APPLIED MATERIALS, INC ........................       170,474
 3,717      BAKER HUGHES, INC .............................       101,288
   198      BLACK & DECKER CORP ...........................         6,323
   230      BRUNSWICK CORP ................................         3,579
   419    * CABLETRON SYSTEMS, INC ........................        20,086
   841      CATERPILLAR, INC ..............................        30,013
13,876    * CISCO SYSTEMS, INC ............................     1,892,339
15,896      COMPAQ COMPUTER CORP ..........................       453,036
    97      CUMMINS ENGINE CO, INC ........................         3,104
   581      DEERE & CO ....................................        20,625
10,514    * DELL COMPUTER CORP ............................       538,842
   471      DOVER CORP ....................................        19,664
 6,005    * EMC CORP ......................................       783,277
   734    * GATEWAY, INC ..................................        45,875
 2,368      HEWLETT-PACKARD CO ............................       347,504
   385      INGERSOLL-RAND CO .............................        13,860
 7,034    * INTERNATIONAL BUSINESS MACHINES CORP ..........       739,009
   296    * LEXMARK INTERNATIONAL GROUP (CLASS A) .........        38,221
    79      MILACRON, INC .................................         1,091
    26      NACCO INDUSTRIES, INC (CLASS A) ...............         1,095
   293      PALL CORP .....................................         6,391
   618      PITNEY BOWES, INC .............................        28,505
   482    * SEAGATE TECHNOLOGY, INC .......................        30,968
   424    * SILICON GRAPHICS, INC .........................         5,220
   144      TIMKEN CO .....................................         2,160
17,569      TYCO INTERNATIONAL LTD ........................       825,743
   720    * UNISYS CORP ...................................        19,395
                                                              -----------
                                                                6,260,514
                                                              -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.53%
   118      BARD (C.R.), INC ..............................         4,343
   132      BAUSCH & LOMB, INC ............................         6,905
 4,500      BAXTER INTERNATIONAL, INC .....................       252,281
   581      BECTON DICKINSON & CO .........................        18,592
   261      BIOMET, INC ...................................         8,123
   961    * BOSTON SCIENTIFIC CORP ........................        20,361
   749      EASTMAN KODAK CO ..............................        40,446
   713    * GUIDANT CORP ..................................        50,578
   198      JOHNSON CONTROLS, INC .........................         9,627
   414    * KLA-TENCOR CORP ...............................        37,725
 2,776      MEDTRONIC, INC ................................       141,923
   102      MILLIPORE CORP ................................         6,292
   477      PE CORP-PE BIOSYSTEMS GROUP ...................        54,825
   112      PERKINELMER, INC ..............................         8,127
   108      POLAROID CORP .................................         3,051

B-42                    See notes to financial statements.

  SHARES                                                       VALUE
  ------                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--(Continued)
   786      RAYTHEON CO (CLASS B) ........................   $    13,951
   194    * ST. JUDE MEDICAL, INC ........................         4,947
   107      TEKTRONIX, INC ...............................         7,215
   395    * TERADYNE, INC ................................        35,550
   365    * THERMO ELECTRON CORP .........................         9,421
 1,537      XEROX CORP ...................................        37,272
                                                             -----------
                                                                 771,555
                                                             -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.09%
   619      MARSH & MCLENNAN COS, INC ....................        46,154
                                                             -----------
 INSURANCE CARRIERS--3.37%
 5,668      ACE LTD ......................................        85,728
   339      AETNA, INC ...................................        18,984
   612      AFLAC, INC ...................................        21,496
 1,845      ALLSTATE CORP ................................        33,094
   567      AMERICAN GENERAL CORP ........................        26,790
 5,998      AMERICAN INTERNATIONAL GROUP, INC ............       498,208
   588      AON CORP .....................................        12,678
   403      CHUBB CORP ...................................        18,260
   426      CIGNA CORP ...................................        27,157
   385      CINCINNATI FINANCIAL CORP ....................        10,346
12,575      CITIGROUP, INC ...............................       615,389
   735      CONSECO, INC .................................         9,141
   507      HARTFORD FINANCIAL SERVICES GROUP, INC........        15,463
   411    * HUMANA, INC ..................................         2,645
   242      JEFFERSON-PILOT CORP .........................        12,342
 8,386    * JOHN HANCOCK FINANCIAL SERVICES, INC .........       122,121
   442      LINCOLN NATIONAL CORP ........................        11,077
   247      LOEWS CORP ...................................         9,895
   228      MBIA, INC ....................................         8,963
   241      MGIC INVESTMENT CORP .........................         8,028
   169      PROGRESSIVE CORP .............................         8,407
   294      SAFECO CORP ..................................         5,457
   520      ST. PAUL COS, INC ............................        11,960
   291      TORCHMARK CORP ...............................         5,565
   404      UNITED HEALTHCARE CORP .......................        20,554
   537      UNUMPROVIDENT CORP ...........................         6,611
   156      WELLPOINT HEALTH NETWORKS, INC ...............         9,155
 1,468      XL CAPITAL LTD ...............................        61,564
                                                             -----------
                                                               1,697,078
                                                             -----------
 LUMBER AND WOOD PRODUCTS--0.09%
   388      GEORGIA-PACIFIC CORP (PACKING GROUP) .........        13,846
   229      LOUISIANA PACIFIC CORP .......................         2,619
   541      WEYERHAEUSER CO ..............................        29,450
                                                             -----------
                                                                  45,915
                                                             -----------
 METAL MINING--0.11%
   935      BARRICK GOLD CORP (U.S.) .....................        15,135
   391    * FREEPORT-MCMORAN COPPER & GOLD, INC
             (CLASS B) ...................................         5,107
   631      HOMESTAKE MINING CO ..........................         4,022
   456    * INCO LTD CO (U.S.) ...........................         7,495
   393      NEWMONT MINING CORP ..........................         9,137
   186      PHELPS DODGE CORP ............................         8,916
   782      PLACER DOME, INC (U.S.) ......................         6,695
                                                             -----------
                                                                  56,507
                                                             -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.19%
   462      HASBRO, INC ..................................         6,612
    75      JOSTENS, INC .................................         1,795
   992      MATTEL, INC ..................................         8,928
   932      MINNESOTA MINING & MANUFACTURING CO...........        75,958
                                                             -----------
                                                                  93,293
                                                             -----------
 MISCELLANEOUS RETAIL--0.66%
 7,798      CVS CORP .....................................       237,351
    98      LONGS DRUG STORES CORP .......................         1,696


  SHARES                                                       VALUE
  ------                                                    ------------
   765    * OFFICE DEPOT, INC ............................   $     7,984
   596      RITE AID CORP ................................         3,650
   900    * STAPLES, INC .................................        17,437
   568    * TOYS R US, INC ...............................         6,567
 2,348      WALGREEN CO ..................................        57,526
                                                             -----------
                                                                 332,211
                                                             -----------
 MOTION PICTURES--1.43%
 8,853      DISNEY (WALT) CO .............................       310,961
 4,781      TIME WARNER, INC .............................       406,385
                                                             -----------
                                                                 717,346
                                                             -----------
 NONDEPOSITORY INSTITUTIONS--0.91%
 1,036      AMERICAN EXPRESS CO ..........................       131,248
 4,804      ASSOCIATES FIRST CAPITAL CORP ................        77,464
   453      CAPITAL ONE FINANCIAL CORP ...................        16,676
   254      COUNTRYWIDE CREDIT INDUSTRIES, INC ...........         6,175
 2,381      FEDERAL NATIONAL MORTGAGE
             ASSOCIATION .................................       119,198
 1,616      FREDDIE MAC ..................................        60,903
 1,086      HOUSEHOLD INTERNATIONAL, INC .................        35,566
   368      SLM HOLDINGS CORP ............................        10,856
                                                             -----------
                                                                 458,086
                                                             -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.02%
   236      VULCAN MATERIALS CO ..........................         9,130
                                                             -----------
 OIL AND GAS EXTRACTION--1.00%
   303      ANADARKO PETROLEUM CORP ......................         9,393
 3,627      APACHE CORP ..................................       147,800
 4,579      BURLINGTON RESOURCES, INC ....................       144,238
 1,024      HALLIBURTON CO ...............................        40,512
   223      KERR-MCGEE CORP ..............................        11,749
   878      OCCIDENTAL PETROLEUM CORP ....................        15,310
   213    * ROWAN COS, INC ...............................         5,604
 1,277      SCHLUMBERGER LTD .............................        98,807
   477    * TRANSOCEAN SEDCO FOREX, INC ..................        21,107
   609      UNION PACIFIC RESOURCES GROUP, INC ...........         6,851
                                                             -----------
                                                                 501,371
                                                             -----------
 PAPER AND ALLIED PRODUCTS--0.83%
   262      AVERY DENNISON CORP ..........................        15,851
   122      BEMIS, INC ...................................         3,644
   128      BOISE CASCADE CORP ...........................         3,608
   221      CHAMPION INTERNATIONAL CORP ..................        10,663
 6,611      FORT JAMES CORP ..............................       125,609
   955      INTERNATIONAL PAPER CO .......................        34,499
 1,263      KIMBERLY-CLARK CORP ..........................        59,992
   234      MEAD CORP ....................................         7,224
    70      POTLATCH CORP ................................         2,725
 8,849    * SMURFIT-STONE CONTAINER CORP .................       129,969
   126      TEMPLE-INLAND, INC ...........................         5,685
   234      WESTVACO CORP ................................         6,756
   260      WILLAMETTE INDUSTRIES, INC ...................         9,262
                                                             -----------
                                                                 415,487
                                                             -----------
 PERSONAL SERVICES--0.02%
   223      BLOCK (H&R), INC .............................         9,575
   667      SERVICE CORP INTERNATIONAL ...................         2,334
                                                             -----------
                                                                  11,909
                                                             -----------
 PETROLEUM AND COAL PRODUCTS--4.50%
   215      AMERADA HESS CORP ............................        12,308
   162      ASHLAND, INC .................................         5,143
   750      ATLANTIC RICHFIELD CO ........................        61,546
 2,676      BP AMOCO PLC (SPONS ADR) .....................       142,831
 1,525      CHEVRON CORP .................................       121,714
 5,347      CONOCO, INC (CLASS B) ........................       124,986
17,883      EXXON MOBIL CORP .............................     1,376,991
   605      PHILLIPS PETROLEUM CO ........................        24,162

B-43                   See notes to financial statements.

  SHARES                                                           VALUE
  ------                                                         ------------
 PETROLEUM AND COAL PRODUCTS--(Continued)
    4,999     ROYAL DUTCH PETROLEUM CO
              (NY REGD) ADR ...................................   $   282,443
      186     SUNOCO, INC .....................................         5,208
    1,274     TEXACO, INC .....................................        62,107
      333     TOSCO CORP ......................................         9,344
      564     UNOCAL CORP .....................................        15,792
      699     USX-MARATHON GROUP, INC .........................        17,475
                                                                  -----------
                                                                    2,262,050
                                                                  -----------
 PRIMARY METAL INDUSTRIES--0.72%
      517     ALCAN ALUMINIUM CO LTD (U.S.) ...................        16,091
    4,622     ALCOA, INC ......................................       309,674
      219     ALLEGHENY TECHNOLOGIES, INC .....................         3,873
      315   * BETHLEHEM STEEL CORP ............................         2,067
      296     ENGELHARD CORP ..................................         4,014
      207     NUCOR CORP ......................................         9,948
      147     REYNOLDS METALS CO ..............................         8,636
      202     USX-US STEEL GROUP, INC .........................         4,393
      222     WORTHINGTON INDUSTRIES, INC .....................         2,872
                                                                  -----------
                                                                      361,568
                                                                  -----------
 PRINTING AND PUBLISHING--0.63%
      135     AMERICAN GREETINGS CORP (CLASS A) ...............         2,244
      167     DELUXE CORP .....................................         4,133
      287     DONNELLEY (R.R.) & SONS CO ......................         5,524
      210     DOW JONES & CO, INC .............................        13,597
      646     GANNETT CO, INC .................................        42,353
      191     KNIGHT-RIDDER, INC ..............................         8,618
      458     MCGRAW HILL COS, INC ............................        22,442
      122     MEREDITH CORP ...................................         2,737
      396     NEW YORK TIMES CO (CLASS A) .....................        16,508
      143     TIMES MIRROR CO SERIES A ........................         6,855
    5,195     TRIBUNE CO ......................................       193,189
                                                                  -----------
                                                                      318,200
                                                                  -----------
 RAILROAD TRANSPORTATION--0.17%
    1,039     BURLINGTON NORTHERN SANTA FE CORP ...............        20,455
      472     CSX CORP ........................................        10,502
      254     KANSAS CITY SOUTHERN INDUSTRIES, INC ............        22,273
      869     NORFOLK SOUTHERN CORP ...........................        11,459
      566     UNION PACIFIC CORP ..............................        19,845
                                                                  -----------
                                                                       84,534
                                                                  -----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.16%
       85     ARMSTRONG WORLD INDUSTRIES, INC .................         1,397
      188     COOPER TIRE & RUBBER CO .........................         1,856
      360     GOODYEAR TIRE & RUBBER CO .......................         7,515
      699     ILLINOIS TOOL WORKS, INC ........................        38,008
      679     NIKE, INC (CLASS B) .............................        18,248
      393   * PACTIV CORP .....................................         3,094
      155   * REEBOK INTERNATIONAL LTD ........................         1,404
      194   * SEALED AIR CORP .................................         8,681
      121     TUPPERWARE CORP .................................         1,966
                                                                  -----------
                                                                       82,169
                                                                  -----------
 SECURITY AND COMMODITY BROKERS--1.49%
      274     BEAR STEARNS COS, INC ...........................        11,285
      584     FRANKLIN RESOURCES, INC .........................        15,330
      276     LEHMAN BROTHERS HOLDINGS, INC ...................        22,666
      857     MERRILL LYNCH & CO, INC .........................        89,931
    5,613     MORGAN STANLEY, DEAN WITTER, & CO ...............       486,927
      328     PAINE WEBBER GROUP, INC .........................        12,956
      280     PRICE (T. ROWE) ASSOCIATES, INC .................         8,977
    1,903     SCHWAB (CHARLES) CORP ...........................        99,431
                                                                  -----------
                                                                      747,503
                                                                  -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.26%
      631     CORNING, INC ....................................       120,836


  SHARES                                                           VALUE
  ------                                                         ------------
      126     OWENS CORNING CO ................................   $     1,842
      358   * OWENS ILLINOIS, INC .............................         5,817
                                                                  -----------
                                                                      128,495
                                                                  -----------
 TEXTILE MILL PRODUCTS--0.01%
      110     RUSSELL CORP ....................................         1,512
       62     SPRING INDUSTRIES, INC ..........................         2,282
                                                                  -----------
                                                                        3,794
                                                                  -----------
 TOBACCO PRODUCTS--0.22%
    5,513     PHILIP MORRIS COS, INC ..........................       105,091
      409     UST, INC ........................................         7,055
                                                                  -----------
                                                                      112,146
                                                                  -----------
 TRANSPORTATION BY AIR--0.60%
    1,420   * AMR CORP ........................................        80,762
    1,581   * CONTINENTAL AIRLINES, INC (CLASS B) .............        55,631
      317     DELTA AIRLINES, INC .............................        15,156
      647   * FEDEX CORP ......................................        21,715
    6,708     SOUTHWEST AIRLINES CO ...........................       125,355
      170   * U.S. AIRWAYS GROUP, INC .........................         3,548
                                                                  -----------
                                                                      302,167
                                                                  -----------
 TRANSPORTATION EQUIPMENT--2.47%
    2,188     BOEING CO .......................................        70,836
    1,890     DAIMLERCHRYSLER (U.S.A.) ........................       113,990
      388     DANA CORP .......................................         8,366
      328     DANAHER CORP ....................................        12,607
    1,333     DELPHI AUTOMOTIVE SYSTEMS CORP ..................        21,577
      169     EATON CORP ......................................        12,865
    2,829     FORD MOTOR CO ...................................       116,165
      468     GENERAL DYNAMICS CORP ...........................        18,398
    1,487     GENERAL MOTORS CORP .............................       115,707
      475   * GENERAL MOTORS CORP (CLASS H) ...................        61,601
      254     GOODRICH (B.F.) CO ..............................         6,731
    2,272     HARLEY DAVIDSON, INC ............................       158,188
    5,329     HONEYWELL INTERNATIONAL, INC ....................       241,803
      210     ITT INDUSTRIES, INC .............................         5,105
      931     LOCKHEED MARTIN CORP ............................        15,652
      145   * NAVISTAR INTERNATIONAL CORP .....................         4,857
      164   * NORTHROP GRUMMAN CORP ...........................         7,718
      184     PACCAR, INC .....................................         7,831
      348     TEXTRON, INC ....................................        18,291
      292     TRW, INC ........................................        15,676
    4,255     UNITED TECHNOLOGIES CORP ........................       207,963
                                                                  -----------
                                                                    1,241,927
                                                                  -----------
 WATER TRANSPORTATION--0.06%
    1,393     CARNIVAL CORP (CLASS A) .........................        32,126
                                                                  -----------
 WHOLESALE TRADE-DURABLE GOODS--0.04%
       50     BRIGGS & STRATTON CORP ..........................         1,565
      418   * GENUINE PARTS CO ................................         8,647
      214     GRAINGER (W.W.), INC ............................         8,479
      345     IKON OFFICE SOLUTIONS, INC ......................         2,242
                                                                  -----------
                                                                       20,933
                                                                  -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.73%
    5,142     CARDINAL HEALTH, INC ............................       214,849
    1,654     ENRON CORP ......................................       112,678
      653     MCKESSON HBOC, INC ..............................        12,121
      318     SUPERVALU, INC ..................................         4,591
      764     SYSCO CORP ......................................        21,965
                                                                  -----------
                                                                      366,204
                                                                  -----------
              TOTAL COMMON STOCK
               (Cost $49,962,532) .............................    50,158,174
                                                                  -----------


B-44                   See notes to financial statements.

  PRINCIPAL
  ---------
   SHORT TERM INVESTMENT--0.88%
   U.S. GOVERNMENT AGENCY--0.88%
                FEDERAL HOME LOAN BANK (FHLB)
   $444,000     5.540%, 03/13/00                                     $   443,863
                                                                     -----------
   TOTAL SHORT TERM INVESTMENT
    (Cost $443,863) ...............................                      443,863
                                                                    -----------
   TOTAL PORTFOLIO
    (Cost $50,406,395) ............................                  $50,602,037
                                                                    ===========

------------
* Non-income producing

The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.

B-45                  See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
               STATEMENT OF INVESTMENTS--INTERNATIONAL EQUITY FUND
                                 MARCH 10, 2000

                               SUMMARY BY INDUSTRY

                                                         VALUE                  %
                                                     -------------           ------
PREFERRED STOCK
  BUSINESS SERVICES ..........................       $   1,512,487             3.04%
  MOTION PICTURES ............................             538,159             1.08
                                                     -------------          -------
  TOTAL PREFERRED STOCK ......................
   (Cost $1,988,245) .........................           2,050,646             4.12
                                                     -------------          -------

COMMON STOCK
  AMUSEMENT AND RECREATION SERVICES ..........              36,202             0.07
  APPAREL AND ACCESSORY STORES ...............              36,082             0.07
  APPAREL AND OTHER TEXTILE PRODUCTS .........               5,635             0.01
  BUILDING MATERIALS AND GARDEN SUPPLIES .....              17,263             0.04
  BUSINESS SERVICES ..........................           9,812,948            19.71
  CHEMICALS AND ALLIED PRODUCTS ..............           1,630,422             3.28
  COMMUNICATIONS .............................          13,071,051            26.25
  DEPOSITORY INSTITUTIONS ....................           2,838,883             5.70
  EATING AND DRINKING PLACES .................             194,736             0.39
  ELECTRIC, GAS, AND SANITARY SERVICES .......             731,990             1.47
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT ....           6,465,196            12.99
  ENGINEERING AND MANAGEMENT SERVICES ........               6,867             0.01
  FOOD AND KINDRED PRODUCTS ..................             270,118             0.54
  FOOD STORES ................................             161,412             0.32
  GENERAL MERCHANDISE STORES .................              86,851             0.17
  HEAVY CONSTRUCTION, EXCEPT BUILDING ........              32,019             0.06
  HOLDING AND OTHER INVESTMENT OFFICES .......             489,617             0.98
  HOTELS AND OTHER LODGING PLACES ............              10,358             0.02
  INDUSTRIAL MACHINERY AND EQUIPMENT .........             293,280             0.59
  INSTRUMENTS AND RELATED PRODUCTS ...........             565,232             1.14
  INSURANCE AGENTS, BROKERS AND SERVICE ......              39,796             0.08
  INSURANCE CARRIERS .........................             734,909             1.48
  LOCAL AND INTERURBAN PASSENGER TRANSIT .....             141,028             0.28
  LUMBER AND WOOD PRODUCTS ...................              10,607             0.02
  METAL MINING ...............................              41,289             0.08
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ................................             305,383             0.61
  MISCELLANEOUS RETAIL .......................              98,149             0.20
  MOTION PICTURES ............................             518,439             1.04


                                                         VALUE                  %
                                                     -------------           ------
  NONDEPOSITORY INSTITUTIONS .................       $     399,998             0.80%
  OIL AND GAS EXTRACTION .....................             278,791             0.56
  PAPER AND ALLIED PRODUCTS ..................              39,214             0.08
  PETROLEUM AND COAL PRODUCTS ................             865,447             1.74
  PRIMARY METAL INDUSTRIES ...................              61,714             0.13
  PRINTING AND PUBLISHING ....................           1,343,281             2.70
  RAILROAD TRANSPORTATION ....................              25,336             0.05
  REAL ESTATE ................................             134,184             0.27
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................             332,483             0.67
  SECURITY AND COMMODITY BROKERS .............             262,093             0.53
  SPECIAL TRADE CONTRACTORS ..................              17,750             0.04
  STONE, CLAY, AND GLASS PRODUCTS ............             323,089             0.65
  TOBACCO PRODUCTS ...........................              32,874             0.07
  TRANSPORTATION BY AIR ......................              56,336             0.11
  TRANSPORTATION EQUIPMENT ...................             952,426             1.91
  TRANSPORTATION SERVICES ....................             149,372             0.30
  TRUCKING AND WAREHOUSING ...................              44,880             0.09
  WATER TRANSPORTATION .......................              11,116             0.02
  WHOLESALE TRADE-DURABLE GOODS ..............           1,176,865             2.37
                                                     -------------          -------
 TOTAL COMMON STOCK
  (Cost $45,578,606) .........................          45,153,011            90.69
                                                     -------------          -------
 SHORT TERM INVESTMENT
  U.S. GOVERNMENT AGENCY .....................          20,416,714            41.00
                                                     -------------          -------
 TOTAL SHORT TERM INVESTMENT
  (Cost $20,416,714) .........................          20,416,714            41.00
                                                     -------------          -------
 TOTAL PORTFOLIO
  (Cost $67,983,565) .........................          67,620,371           135.81
 OTHER ASSETS & LIABILITIES, NET .............         (17,829,622)          (35.81)
                                                     -------------          -------
 NET ASSETS ..................................       $  49,790,749           100.00%
                                                     =============          =======



B-46                    See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
               STATEMENT OF INVESTMENTS--INTERNATIONAL EQUITY FUND
                                 MARCH 10, 2000

                               SUMMARY BY COUNTRY

                                     VALUE                 %
                                  -----------            -----
FOREIGN
  AUSTRALIA ..............        $ 1,122,610             1.66%
  AUSTRIA ................             19,048             0.03
  BELGIUM ................            106,562             0.16
  CHINA ..................             12,512             0.02
  DENMARK ................            114,182             0.17
  FINLAND ................          1,773,712             2.62
  FRANCE .................          2,844,612             4.21
  GERMANY ................          6,031,557             8.92
  HONG KONG ..............          3,026,404             4.47
  INDIA ..................            244,375             0.36
  IRELAND ................            229,546             0.34
  ITALY ..................          3,709,418             5.49
  JAPAN ..................          8,610,576            12.73
  NETHERLANDS ............          1,771,991             2.62


                                     VALUE                 %
                                  -----------            -----

  NEW ZEALAND ............        $    18,984             0.03%
  NORWAY .................             63,139             0.09
  PORTUGAL ...............            159,842             0.24
  SINGAPORE ..............            974,077             1.44
  SPAIN ..................            836,326             1.24
  SWEDEN .................          1,995,862             2.95
  SWITZERLAND ............          1,741,324             2.58
  UNITED KINGDOM .........         11,796,998            17.44
                                  -----------          -------
TOTAL FOREIGN ............         47,203,657            69.81
TOTAL SHORT TERM .........         20,416,714            30.19
                                  -----------          -------
TOTAL PORTFOLIO ..........        $67,620,371          100.00%
                                  ===========          =======


B-47                  See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
               STATEMENT OF INVESTMENTS--INTERNATIONAL EQUITY FUND
                                 MARCH 10, 2000

  SHARES                                                        VALUE
  ------                                                     -----------
PREFERRED STOCK--4.12%
 BUSINESS SERVICES--3.04%
    1,500    SAP AG. .....................................   $ 1,512,487
                                                             -----------
 MOTION PICTURES--1.08%
    3,600    PROSIEBEN MEDIA AG. .........................       538,159
                                                             -----------
 TOTAL PREFERRED STOCK
  (Cost $1,988,245) ......................................     2,050,646
                                                             -----------
 COMMON STOCK--90.69%
 AMUSEMENT AND RECREATION SERVICES--0.07%
    3,400    GRANADA GROUP LTD (CLASS A) .................        36,202
                                                             -----------
 APPAREL AND ACCESSORY STORES--0.07%
    1,000    HENNES & MAURITZ AB SERIES B ................        36,082
                                                             -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.01%
    2,900    BENETTON GROUP S.P.A. .......................         5,635
                                                             -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.04%
    1,000    CRH PLC .....................................        17,263
                                                             -----------
 BUSINESS SERVICES--19.71%
   32,000  * ANITE GROUP PLC .............................       157,859
      100  * ASIAINFO HOLDINGS, INC ......................         8,500
    3,200  * BIODATA INFORMATION TECHNOLOGY AG. ..........       848,709
  129,000  * BMCMEDIA.COM ................................       554,422
      100    CAP GEMINI S.A. .............................        33,755
    3,500  * CHINA.COM CORP (CLASS A) ....................       448,382
      200  * DASSAULT SYSTEMS S.A. .......................        21,931
  648,000  * E-KONG GROUP LTD ............................       258,053
    2,000  * FANTASTIC CORP ..............................       896,931
    1,800  * FRAMTIDSFABRIKEN AB .........................        56,288
       88  * FREENET.DE AG. ..............................        15,531
   44,000  * FREESERVE PLC ...............................       419,875
      700  * FUJITSU SUPPORT & SERVICE, INC ..............       362,754
      100  * GETRONICS NV ................................         8,954
      184  * GIGAMEDIA LTD ...............................        12,512
   47,200    HAYS PLC ....................................       273,078
   14,000  * INFORMATION HIGHWAY AB ......................       206,070
      100  * ISS INTERNATIONAL SERVICE SYSTEM AS
              SERIES B ...................................         7,315
      200  * LAGARDERE S.C.A. ............................        19,983
   16,700    LOGICA PLC ..................................       707,835
      300  * ORACLE CORP (JAPAN) .........................       265,223
    2,200  * PIXELPARK AG. ...............................       364,945
   19,600    REUTERS GROUP PLC ...........................       493,037
    2,400  * SAGE GROUP PLC ..............................        34,268
      200    SAP AG. .....................................       155,661
    6,600    SECURICOR PLC ...............................        17,763
4,497,000  * SINO-I.COM LTD ..............................       623,907
      300  * SOFTBANK CORP ...............................       279,895
      100    TIETOENATOR CORP ............................         7,377
    1,800  * TISCALI S.P.A. ..............................     2,012,020
      600    TRANS COSMOS ................................       206,253
    4,000    WHARF HOLDINGS LTD ..........................         6,602
    1,400  * WPP GROUP PLC ...............................        27,260
                                                             -----------
                                                               9,812,948
                                                             -----------
 CHEMICALS AND ALLIED PRODUCTS--3.28%
      400    AKZO NOBEL NV ...............................        15,114
    3,000    ASAHI CHEMICAL INDUSTRY CO LTD ..............        19,609
    3,300    ASTRAZENECA PLC (UNITED KINGDOM) ............       129,505
    1,500    AVENTIS S.A. ................................        70,814
    1,000    BASF AG. ....................................        44,557
    1,200    BAYER AG. ...................................        47,045
      200  * FANCL CORP ..................................        43,263
    9,900    GLAXO WELLCOME PLC ..........................       251,925


  SHARES                                                        VALUE
  ------                                                     -----------
    1,000    KAO CORP ....................................   $    26,663
      100    L'AIR LIQUIDE ...............................        12,798
      100    LOREAL S.A. .................................        59,795
    4,000    MITSUBISHI CHEMICAL CORP ....................        14,521
    4,500  * MONTEDISON S.P.A. ...........................         7,942
      160    NOVARTIS AG. (REGD) .........................       196,650
      200    NOVO NORDISK AS (CLASS B) ...................        26,593
       26    ROCHE HOLDINGS AG. (GENUSSCHEINE) ...........       293,914
    1,000    SANKYO CO LTD ...............................        22,478
    1,400  * SANOFI-SYNTHELABO S.A. ......................        53,590
    1,000    SHISEIDO & CO LTD ...........................        12,461
   10,300    SMITHKLINE BEECHAM/BECKMAN LTD ..............       120,239
      100    SOLVAY ET CIE S.A. ..........................         7,045
    4,000    SUMITOMO CHEMICAL CO LTD ....................        17,305
    2,000    TAKEDA CHEMICAL INDUSTRIES LTD ..............       116,623
    3,000    TORAY INDUSTRIES, INC .......................        10,298
      300    UCB S.A. ....................................         9,675
                                                             -----------
                                                               1,630,422
                                                             -----------
COMMUNICATIONS--26.25%
      400    ALCATEL .....................................        99,144
    3,100    BRITISH SKY BROADCASTING GROUP PLC ..........       103,623
   12,300    BRITISH TELECOMMUNICATIONS PLC ..............       262,320
   24,000    CABLE & WIRELESS HKT LTD ....................        73,685
   48,000    CABLE & WIRELESS PLC ........................     1,154,776
      200    CANAL PLUS S.A. .............................        69,497
    4,400  * CHINA TELECOM LTD (HONG KONG)
              (SPONS ADR) ................................       850,025
   11,000  * COLT TELECOM GROUP PLC ......................       656,381
    5,200    DEUTSCHE TELEKOM AG. ........................       490,226
    6,000    EIRCOM PLC ..................................        27,732
   16,000    ERICSSON TELEFON (LM) AB SERIES B ...........     1,581,670
    2,000    FRANCE TELECOM S.A. .........................       379,990
       19    FUJI TELEVISION NETWORK, INC ................       332,376
      800    KONINKLIJKE KPN NV ..........................       114,151
    4,900    MARCONI PLC .................................        70,389
   35,900    MEDIASET S.P.A. .............................       899,864
       34    NIPPON TELEGRAPH & TELEPHONE CORP ...........       457,275
       12    NTT MOBILE COMMUNICATIONS ...................       437,901
    7,800  * OLIVETTI GROUP S.P.A. .......................        34,604
    1,500    PORTUGAL TELECOM S.A. .......................        22,133
      900  * SERVICOS TELECOMUNICACOE
              MULTIMEDIA S.A. ............................       120,651
   14,000    SINGAPORE TELECOMMUNICATIONS LTD ............        22,185
    1,100    SONERA GROUP OYJ ............................        96,222
      100    SWISSCOM AG. (REGD) .........................        44,066
    3,000    TELECOM CORP OF NEW ZEALAND .................        13,139
    6,600    TELECOM ITALIA ..............................       117,121
   11,800    TELECOM ITALIA MOBILE S.P.A. ................       150,107
      600    TELE DANMARK AS .............................        57,097
   11,100  * TELEFONICA DE ESPANA S.A. ...................       324,478
   16,000    TELSTRA CORP ................................        78,589
      880  * TERRA NETWORKS S.A. .........................        99,426
    1,000    TOKYO BROADCASTING SYSTEMS, INC .............        40,065
    3,500  * UNITED PAN-EUROPE COMMUNICATIONS NV .........       783,127
  456,000    VODAFONE AIRTOUCH PLC .......................     2,762,390
    9,000  * YOKOWO CO LTD ...............................       244,626
                                                             -----------
                                                              13,071,051
                                                             -----------
 DEPOSITORY INSTITUTIONS--5.70%
    2,600    ABBEY NATIONAL PLC ..........................        26,144
    2,400    ABN-AMRO HOLDINGS NV ........................        49,163
    2,300    ALLIED IRISH BANK PLC .......................        19,076
   25,000    ASAHI BANK LTD ..............................       141,076

B-48                    See notes to financial statements.

  SHARES                                                            VALUE
  ------                                                         -----------
 DEPOSITORY INSTITUTIONS--(Continued)
    8,600   * BANCA DI ROMA ..................................   $    10,409
    7,500     BANCA INTESA S.P.A. ............................        30,379
    6,200     BANCO SANTANDER CENTRAL HISPANO S.A. ...........        66,911
      300     BANK AUSTRIA AG. ...............................        13,887
   23,000     BANK OF TOKYO MITSUBISHI LTD ...................       316,904
      800     BANQUE NATIONALE DE PARIS ......................        65,659
    2,700     BARCLAYS PLC ...................................        63,421
      700     BAYERISCHE HYPO-UND VEREINSBANK AG. ............        40,776
    4,900     BCO BILBAO VIZCAYA ARGENTARIA ..................        71,028
    1,600     CHRISTIANIA BANK OG KREDITKASSE ................         8,138
      600     CREDIT SUISSE GROUP (REGD) .....................       102,162
    4,000     DAIWA BANK LTD .................................        10,721
    3,000   * DBS GROUP HOLDINGS LTD .........................        36,976
      100     DEN DANSKE BANK AF 1871 ........................        10,746
    1,000   * DEUTSCHE BANK AG. (REGD) .......................        72,092
    2,300   * DNB HOLDING ASA ................................         9,041
      900   * DRESDNER BANK AG. (REGD) .......................        40,058
    1,000     FORENINGSSPARBANKEN AB .........................        12,829
    8,000     FUJI BANK LTD ..................................        70,726
    2,000     HANG SENG BANK LTD .............................        18,241
   15,500   * HSBC HOLDINGS PLC (UNITED KINGDOM) .............       173,480
    6,000     INDUSTRIAL BANK OF JAPAN LTD ...................        51,521
      600     KBC BANCASSURANCE HOLDINGS NV ..................        20,774
   10,000     LLOYDS TSB GROUP PLC ...........................        87,059
    3,000     MITSUBISHI TRUST & BANKING CORP ................        26,973
    3,000     NATIONAL AUSTRALIA BANK LTD ....................        37,538
    3,000   * OVERSEAS CHINESE BANKING CORP LTD ..............        17,607
    1,600     ROYAL BANK OF SCOTLAND PLC .....................        20,206
   37,000     SAKURA BANK LTD ................................       229,324
   12,200     SAN PAOLO-IMI S.P.A. ...........................       176,846
   13,000     SANWA BANK LTD .................................       133,025
    1,000     SHIZUOKA BANK LTD ..............................         8,445
    1,000     SKANDINAVISKA ENSKILDA BANKEN SERIES A .........        10,251
      200     SOCIETE GENERALE S.A. ..........................        38,577
   18,000     SUMITOMO BANK LTD ..............................       226,681
    1,000     SVENSKA HANDELSBANKEN SERIES A .................        11,340
    5,000     TOKAI BANK LTD .................................        29,626
      400     UBS AG. (REGD) .................................        96,046
      200   * UNI BANKDANMARK AS (CLASS A) ...................        12,429
    8,100   * UNICREDITO ITALIANO S.P.A. .....................        31,951
   12,000   * UNITED OVERSEAS BANK LTD .......................        72,544
    3,000     WESTPAC BANKING CORP ...........................        20,077
                                                                 -----------
                                                                   2,838,883
                                                                 -----------
 EATING AND DRINKING PLACES--0.39%
   16,000     COMPASS GROUP PLC ..............................       194,736
                                                                 -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--1.47%
    6,400   * BG GROUP PLC ...................................        31,698
    7,500     CENTRICA PLC ...................................        29,746
    4,000     CLP HOLDINGS LTD ...............................        17,316
    1,000   * CONTACT ENERGY LTD .............................         1,385
      100     ELECTRABEL NV ..................................        24,400
      900     ELECTRICIDADE DE PORTUGAL S.A. .................        17,056
    1,800     ENDESA S.A. ....................................        36,855
   11,800   * ENEL S.P.A. ....................................        48,935
      700     GAS NATURAL SDG S.A. ...........................        14,946
    8,000     HONG KONG & CHINA GAS CO LTD ...................         9,660
    1,500     IBERDROLA S.A. .................................        18,936
    1,100     ITALGAS S.P.A. .................................         5,834
    2,000     KANSAI ELECTRIC POWER CO, INC ..................        29,720
    2,600     NATIONAL GRID GROUP PLC ........................        23,559
    5,000     OSAKA GAS CO LTD ...............................        10,439
      900     RHEIN-WESTFALEN ELECTRIC AG. ...................        27,341
    3,300     SCOTTISH POWER PLC .............................        23,937
      300     SUEZ LYONNAISE DES EAUX S.A. ...................        54,973
    1,000     TOHOKU ELECTRIC POWER CO, INC ..................        12,405
    3,000     TOKYO ELECTRIC POWER CO, INC ...................        68,986


  SHARES                                                            VALUE
  ------                                                         -----------
    6,000     TOKYO GAS CO LTD ...............................   $    11,568
      500   * UNION ELECTRICA FENOSA S.A. ....................        10,150
      800     VEBA AG. .......................................        33,423
    1,100     VIAG AG. .......................................        18,501
    1,100     VIVENDI S.A. ...................................       150,221
                                                                 -----------
                                                                     731,990
                                                                 -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--12.99%
      600   * ABB LTD (SWITZERLAND) ..........................        64,750
      200     ADVANTEST CORP .................................        34,892
      200   * ASM LITHOGRAPHY HOLDINGS NV ....................        29,994
    4,500   * CHARTERED SEMICONDUCTOR
               MANUFACTURING .................................       428,625
    5,600   * EPCOS AG. ......................................       764,224
   27,000     ERG LTD ........................................       208,875
    8,000     FUJITSU LTD ....................................       255,066
    1,000     FURUKAWA ELECTRIC CO LTD .......................        16,082
    8,000     HITACHI LTD ....................................       102,628
   29,000     JOHNSON ELECTRIC HOLDINGS LTD ..................       191,857
      500     KONINKLIJKE PHILIPS ELECTRONICS NV .............        97,890
    4,000     MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ..........       115,118
    5,000     MITSUBISHI ELECTRIC CORP .......................        45,144
    2,000     MURATA MANUFACTURING CO LTD ....................       393,133
    3,000     NIPPON ELECTRIC CORP ...........................        78,015
    7,100   * NOKIA OYJ ......................................     1,553,707
    1,500     ROHM CO ........................................       486,713
    4,000     SANYO ELECTRIC CO LTD ..........................        23,700
    2,000     SHARP CORP .....................................        42,417
    1,300     SONY CORP ......................................       321,560
    5,300     ST MICROELECTRONICS NV .........................     1,138,341
    1,000     SUMITOMO ELECTRIC INDUSTRIES CO ................        13,477
    7,000     TOSHIBA CORP ...................................        58,988
                                                                 -----------
                                                                   6,465,196
                                                                 -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.01%
    6,000     SINGAPORE TECHNOLOGIES
               ENGINEERING LTD ...............................         6,867
                                                                 -----------
 FOOD AND KINDRED PRODUCTS--0.54%
    1,000     AJINOMOTO CO LTD ...............................        11,634
    1,000     ASAHI BREWERIES LTD ............................         9,668
    3,800     CADBURY SCHWEPPES LTD ..........................        21,760
      100     DANONE GROUP ...................................        17,466
    6,300     DIAGEO PLC (CLASS A) ...........................        38,189
    3,000     FOSTERS BREWING GROUP LTD ......................         7,809
      500     HEINEKEN NV ....................................        23,127
    2,000     KIRIN BREWERY CO LTD ...........................        23,983
    1,000     LION NATHAN LTD ................................         1,638
      100     LVMH MOET HENNESSY LOUIS VUITTON ...............        40,217
      600     ORKLA ASA ......................................         9,077
    5,300     UNILEVER LTD ...................................        28,739
      900     UNILEVER NV CERTIFICATE ........................        36,811
                                                                 -----------
                                                                     270,118
                                                                 -----------
 FOOD STORES--0.32%
      600     CARREFOUR SUPERMARCHE S.A. .....................        84,080
      100     CASINO GUICHARD-PERRACHON S.A. .................         9,046
      100     DELHAIZE FRERES NV .............................         4,870
    1,000     KONINKLIJKE AHOLD NV ...........................        21,815
   12,700     TESCO PLC ......................................        35,585
    2,000     WOOLWORTHS LTD .................................         6,016
                                                                 -----------
                                                                     161,412
                                                                 -----------
 GENERAL MERCHANDISE STORES--0.17%
    2,000     COLES MYER LTD .................................         7,623
    2,500     KINGFISHER PLC .................................        20,659
    5,200     MARKS & SPENCER PLC ............................        19,085
      200     PINAULT-PRINTEMPS-REDOUTE S.A. .................        39,484
                                                                 -----------
                                                                      86,851
                                                                 -----------

B-49                     See notes to financial statements.

  SHARES                                                           VALUE
  ------                                                        -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.06%
    400     GROUPE GTM ......................................   $    32,019
                                                                -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.98%
  2,900     ALLIED ZURICH PLC ...............................        23,805
 22,000     HUTCHINSON WHAMPOA LTD ..........................       414,031
  1,000   * LEND LEASE CORP LTD .............................        12,770
    200     PROMISE CO LTD ..................................        13,486
  2,000     SUMITOMO CORP ...................................        25,525
                                                                -----------
                                                                    489,617
                                                                -----------
 HOTELS AND OTHER LODGING PLACES--0.02%
    300     ACCOR S.A. ......................................        10,358
                                                                -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--0.59%
 10,000   * JOT AUTOMATION GROUP OYJ ........................       106,667
  2,000     KOMATSU LTD .....................................         8,784
  3,000     KUBOTA CORP .....................................         9,226
  1,000     MINEBEA CO LTD ..................................        12,113
  8,000     MITSUBISHI HEAVY INDUSTRIES LTD .................        22,497
  1,000     NSK LTD .........................................         6,771
  2,700     THK CO LTD ......................................       127,222
                                                                -----------
                                                                    293,280
                                                                -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.14%
  2,000     CANON, INC ......................................        80,507
  1,000     FUJI PHOTO FILM CO LTD ..........................        40,912
 58,700     INVENSYS PLC ....................................       221,929
    300     KEYENCE CORP ....................................       102,703
  2,000     RICOH CO LTD ....................................        41,100
  1,300     ST ASSEMBLY TEST SERVICES LTD (ADR) .............        78,081
                                                                -----------
                                                                    565,232
                                                                -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.08%
  1,600     FORTIS B ........................................        39,796
                                                                -----------
 INSURANCE CARRIERS--1.48%
  1,100     AEGON NV ........................................        72,723
    400     ALLIANZ AG. (REGD) ..............................       158,631
  2,000     AMP LTD .........................................        19,622
  2,100     ASSICURAZIONI GENERALI S.P.A. ...................        59,747
    700     AXA .............................................        85,874
  2,400     CGU PLC .........................................        27,922
  1,000     COLONIAL LTD ....................................         4,764
  9,400     LEGAL & GENERAL GROUP PLC .......................        22,109
    300     MUENCHENER RUECKVER AG. (REGD) ..................        92,586
  3,600     PRUDENTIAL PLC ..................................        53,874
    900     RAS S.P.A. ......................................         8,133
  1,000     SKANDIA FORSAKRINGS AB ..........................        56,357
  3,000     TOKIO MARINE & FIRE INSURANCE CO LTD ............        31,798
    100     ZURICH ALLIED AG. ...............................        40,769
                                                                -----------
                                                                    734,909
                                                                -----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.28%
      5     CENTRAL JAPAN RAILWAY CO ........................        32,870
     23     EAST JAPAN RAILWAY CO ...........................       108,158
                                                                -----------
                                                                    141,028
                                                                -----------
 LUMBER AND WOOD PRODUCTS--0.02%
  3,000     CARTER HOLT HARVEY LTD ..........................         2,820
  1,000     SEKISUI HOUSE LTD ...............................         7,787
                                                                -----------
                                                                     10,607
                                                                -----------
 METAL MINING--0.08%
     10   * ALUSUISSE LONZA HOLDINGS AG. (REGD) .............         6,031
  1,900     RIO TINTO LTD PLC (REGD) ........................        27,743
  2,000     WMC LTD .........................................         7,515
                                                                -----------
                                                                     41,289
                                                                -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.61%
  1,700     NINTENDO CO LTD .................................       305,383
                                                                -----------


 SHARES                                                           VALUE
  ------                                                        -----------
 MISCELLANEOUS RETAIL--0.20%
  3,000   * QXL.COM PLC LTD .................................   $    98,149
                                                                -----------
 MOTION PICTURES--1.04%
  4,300     EM.TV & MERCHANDISING AG. .......................       441,666
  9,000     TOEI CO .........................................        76,773
                                                                -----------
                                                                    518,439
                                                                -----------
 NONDEPOSITORY INSTITUTIONS--0.80%
  4,100     HALIFAX PLC .....................................        39,221
  8,500   * ICICI LTD (SPONS ADR) ...........................       244,375
  1,600     ING GROEP NV ....................................        77,494
    900     MEDIOBANCA S.P.A. ...............................         7,985
    300     TAKEFUJI CORP ...................................        30,923
                                                                -----------
                                                                    399,998
                                                                -----------
 OIL AND GAS EXTRACTION--0.56%
  1,800     IHC CALAND NV ...................................        79,769
  1,400     TOTAL FINA S.A. (CLASS B) .......................       199,022
                                                                -----------
                                                                    278,791
                                                                -----------
 PAPER AND ALLIED PRODUCTS--0.08%
  2,900   * JEFFERSON SMURFIT GROUP PLC .....................         6,153
  2,000     NIPPON PAPER INDUSTRIES CO ......................        11,474
  2,000     OJI PAPER CO LTD ................................        11,850
    400     UPM-KYMMENE OY ..................................         9,737
                                                                -----------
                                                                     39,214
                                                                -----------
 PETROLEUM AND COAL PRODUCTS--1.74%
 56,000     BP AMOCO PLC ....................................       487,976
  3,000     BROKEN HILL PROPRIETARY CO LTD ..................        31,732
 13,000     ENTE NAZIONALE IDROCARBURI S.P.A. ...............        62,939
  3,000     NIPPON MITSUBISHI OIL CO ........................        11,681
    800     NORSK HYDRO AS ..................................        30,210
  2,000     REPSOL S.A. .....................................        38,770
  3,600     ROYAL DUTCH PETROLEUM CO ........................       202,139
                                                                -----------
                                                                    865,447
                                                                -----------
 PRIMARY METAL INDUSTRIES--0.13%
  7,000   * KAWASAKI STEEL CORP .............................        10,270
 16,000     NIPPON STEEL CORP ...............................        33,406
    800   * THYSSEN KRUPP AG. ...............................        18,038
                                                                -----------
                                                                     61,714
                                                                -----------
 PRINTING AND PUBLISHING--2.70%
  1,000     DAI NIPPON PRINTING CO LTD ......................        15,828
 14,000     ELSEVIER UTIGEVERSMIJ NV ........................       139,612
    700     INDEPENDENT NEWS & MEDIA PLC ....................         7,392
    200     MONDADORI (ARNOLDO) EDITORE S.P.A. ..............         6,866
  8,000     NEWS CORP LTD ...................................       125,251
 24,100     PEARSON PLC .....................................       928,659
    200     SCHIBSTED ASA ...................................         6,671
  1,600   * SHOBUNSHA PUBLICATIONS, INC .....................       101,575
  1,000     TOPPAN PRINTING CO LTD ..........................        11,427
                                                                -----------
                                                                  1,343,281
                                                                -----------
 RAILROAD TRANSPORTATION--0.05%
  3,000     KINKI NIPPON RAILWAY CO LTD .....................        12,132
  2,000     NIPPON EXPRESS CO LTD ...........................        13,204
                                                                -----------
                                                                     25,336
                                                                -----------
 REAL ESTATE--0.27%
  4,000     CHEUNG KONG HOLDINGS LTD ........................        56,523
  3,000     MITSUBISHI ESTATE CO LTD ........................        28,074
  1,000     MITSUI FUDOSAN CO LTD ...........................         9,122
  4,000     SUN HUNG KAI PROPERTIES LTD .....................        40,465
                                                                -----------
                                                                    134,184
                                                                -----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.67%
  2,000     BRIDGESTONE CORP ................................        41,100
125,000   * OMNI INDUSTRIES LTD .............................       283,192
  3,100     PIRELLI S.P.A. ..................................         8,191
                                                                -----------
                                                                    332,483
                                                                -----------

B-50                     See notes to financial statements.

 SHARES                                                           VALUE
  ------                                                        -----------
 SECURITY AND COMMODITY BROKERS--0.53%
    1,100     3I GROUP PLC .................................   $    24,015
    3,000     DAIWA SECURITIES GROUP, INC ..................        47,937
    3,000   * ITOCHU CORP ..................................        15,349
    3,000   * MARUBENI CORP ................................        10,721
    3,000     MITSUBISHI CORP ..............................        24,519
    3,000     MITSUI & CO LTD ..............................        22,177
    4,000     NOMURA SECURITIES CO LTD .....................       117,375
                                                               -----------
                                                                   262,093
                                                               -----------
 SPECIAL TRADE CONTRACTORS--0.04%
      300     SCHNEIDER ELECTRIC S.A. ......................        17,750
                                                               -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.65%
    2,000     ASAHI GLASS CO LTD ...........................        14,540
    8,800     CRH PLC ......................................       151,927
   21,000     HANSON PLC ...................................       115,695
      200     LAFARGE S.A. (BR) ............................        14,659
    1,000   * NIPPON SHEET GLASS CO LTD ....................        10,693
      100     ST. GOBAIN S.A. ..............................        11,853
      200   * WIENERBERGER BAUSTOFF AG. ....................         3,722
                                                               -----------
                                                                   323,089
                                                               -----------
 TOBACCO PRODUCTS--0.07%
      500     ALTADIS S.A. .................................         5,449
        4     JAPAN TOBACCO, INC ...........................        27,425
                                                               -----------
                                                                    32,874
                                                               -----------
 TRANSPORTATION BY AIR--0.11%
      100   * AUSTRIAN AIRLINES/OEST LUFTV AG. .............         1,437
    6,000     CATHAY PACIFIC AIRWAYS LTD ...................         8,786
    4,000     JAPAN AIRLINES CO LTD ........................         9,254
    3,000     SINGAPORE AIRLINES LTD (LR) ..................        27,996
    2,000     SWIRE PACIFIC LTD (CLASS A) ..................         8,863
                                                               -----------
                                                                    56,336
                                                               -----------
 TRANSPORTATION EQUIPMENT--1.91%
    5,400     BRITISH AEROSPACE PLC ........................        23,953
    1,700     DAIMLERCHRYSLER AG. ..........................       103,291


 SHARES                                                           VALUE
  ------                                                       -----------
    2,000     DENSO CORP ...................................   $    41,946
      700     FIAT S.P.A. ..................................        23,898
    2,000     HONDA MOTOR CO LTD ...........................        72,419
    9,000   * NISSAN MOTOR CO LTD ..........................        36,651
    1,000   * SIEMENS AG. (REGD) ...........................       179,868
      300   * THOMSON-CSF ..................................        13,705
    9,000     TOYOTA MOTOR CORP ............................       407,993
      600     VOLKSWAGEN AG. ...............................        23,731
    1,000     VOLVO AB SERIES B FREE .......................        24,971
                                                               -----------
                                                                   952,426
                                                               -----------
 TRANSPORTATION SERVICES--0.30%
   11,000   * AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A. .....        149,372
                                                               -----------
 TRUCKING AND WAREHOUSING--0.09%
      800     TNT POST GROUP NV ............................        20,098
    1,000     YAMATO TRANSPORT CO LTD ......................        24,782
                                                               -----------
                                                                    44,880
                                                               -----------
 WATER TRANSPORTATION--0.02%
    3,000     NIPPON YUSEN KABUSHIKI KAISHA ................        11,116
                                                               -----------
 WHOLESALE TRADE-DURABLE GOODS--2.37%
   15,300   * ARM HOLDINGS PLC .............................     1,176,865
                                                               -----------
              TOTAL COMMON STOCK
              (Cost $45,578,606) ...........................    45,153,011
                                                               -----------


PRINCIPAL
---------
 SHORT TERM INVESTMENT--41.00%
 U.S. GOVERNMENT AGENCY--41.00%
              FEDERAL HOME LOAN BANK (FHLB)
 $20,423,000  5.540%, 03/13/00                                  20,416,714
                                                               -----------
TOTAL SHORT TERM INVESTMENT
 (Cost $20,416,714) .....................................       20,416,714
                                                               -----------
TOTAL PORTFOLIO
 (Cost $67,983,565) .....................................      $67,620,371
                                                               ===========
------------
* Non-income producing


The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.



B-51                    See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
               STATEMENT OF INVESTMENTS--SOCIAL CHOICE EQUITY FUND
                                 MARCH 10, 2000

                               SUMMARY BY INDUSTRY


                                                         VALUE             %
                                                      -----------        ------
COMMON STOCK
  APPAREL AND ACCESSORY STORES ...............        $    87,222         0.35%
  APPAREL AND OTHER TEXTILE PRODUCTS .........             15,667         0.06
  AUTO REPAIR, SERVICES AND PARKING ..........              1,279         0.01
  BUILDING MATERIALS AND GARDEN SUPPLIES .....            342,104         1.38
  BUSINESS SERVICES ..........................          2,846,285        11.49
  CHEMICALS AND ALLIED PRODUCTS ..............          2,550,076        10.29
  COMMUNICATIONS .............................          3,194,763        12.89
  DEPOSITORY INSTITUTIONS ....................          1,391,665         5.62
  EATING AND DRINKING PLACES .................            156,814         0.63
  ELECTRIC, GAS, AND SANITARY SERVICES .......            753,582         3.04
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT ....          2,403,326         9.70
  ENGINEERING AND MANAGEMENT SERVICES ........             19,389         0.08
  FABRICATED METAL PRODUCTS ..................            156,842         0.63
  FOOD AND KINDRED PRODUCTS ..................            872,367         3.52
  FOOD STORES ................................             95,924         0.39
  FURNITURE AND FIXTURES .....................             33,690         0.14
  FURNITURE AND HOMEFURNISHINGS STORES .......             18,621         0.07
  GENERAL BUILDING CONTRACTORS ...............              7,498         0.03
  GENERAL MERCHANDISE STORES .................            648,099         2.61
  HEALTH SERVICES ............................             74,920         0.30
  HOLDING AND OTHER INVESTMENT OFFICES .......             52,704         0.21
  INDUSTRIAL MACHINERY AND EQUIPMENT .........          3,139,929        12.67
  INSTRUMENTS AND RELATED PRODUCTS ...........            452,882         1.83
  INSURANCE AGENTS, BROKERS AND SERVICE ......            100,584         0.41
  INSURANCE CARRIERS .........................          1,028,489         4.15
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ................................            229,837         0.93
  MISCELLANEOUS RETAIL .......................            102,974         0.42
  MOTION PICTURES ............................            503,376         2.03
  NONDEPOSITORY INSTITUTIONS .................            664,974         2.68


                                                         VALUE             %
                                                      -----------        ------
  OIL AND GAS EXTRACTION .....................        $   688,421         2.78%
  PAPER AND ALLIED PRODUCTS ..................            149,791         0.60
  PETROLEUM AND COAL PRODUCTS ................             91,164         0.37
  PRIMARY METAL INDUSTRIES ...................             91,910         0.37
  PRINTING AND PUBLISHING ....................            260,694         1.05
  RAILROAD TRANSPORTATION ....................             52,552         0.21
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................            116,057         0.47
  SECURITY AND COMMODITY BROKERS .............            533,302         2.15
  STONE, CLAY, AND GLASS PRODUCTS ............            154,923         0.62
  TRANSPORTATION BY AIR ......................            118,315         0.48
  TRANSPORTATION EQUIPMENT ...................             13,703         0.06
  TRUCKING AND WAREHOUSING ...................              3,487         0.01
  WHOLESALE TRADE-DURABLE GOODS ..............             84,257         0.34
  WHOLESALE TRADE-NONDURABLE GOODS ...........            282,725         1.14
                                                      -----------       ------
 TOTAL COMMON STOCK
  (Cost $24,936,608) .........................         24,587,183        99.21
                                                      -----------       ------
 SHORT TERM INVESTMENT
  U.S. GOVERNMENT AGENCY .....................            189,941         0.77
                                                      -----------       ------
 TOTAL SHORT TERM INVESTMENT
  (Cost $189,941) ............................            189,941         0.77
                                                      -----------       ------
 TOTAL PORTFOLIO
  (Cost $25,126,549) .........................         24,777,124        99.98
 OTHER ASSETS & LIABILITIES, NET .............              4,159         0.02
                                                      -----------       ------
 NET ASSETS ..................................        $24,781,283       100.00%
                                                      ===========       ======


B-52                     See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
               STATEMENT OF INVESTMENTS--SOCIAL CHOICE EQUITY FUND
                                 MARCH 10, 2000


   SHARES                                                             VALUE
   ------                                                          -----------
COMMON STOCK--99.21%
 APPAREL AND ACCESSORY STORES--0.35%
    1,891     GAP, INC .........................................   $    87,222
                                                                   -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.06%
      162     LIZ CLAIBORNE, INC ...............................         7,411
      358     VF CORP ..........................................         8,256
                                                                   -----------
                                                                        15,667
                                                                   -----------
 AUTO REPAIR, SERVICES AND PARKING--0.01%
       68     RYDER SYSTEM, INC ................................         1,279
                                                                   -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.38%
    5,684     HOME DEPOT, INC ..................................       305,159
      821     LOWES COS, INC ...................................        36,945
                                                                   -----------
                                                                       342,104
                                                                   -----------
 BUSINESS SERVICES--11.49%
    5,119   * AMERICA ONLINE, INC ..............................       302,980
    2,883     AUTOMATIC DATA PROCESSING, INC ...................       127,212
    1,299     COMPUTER ASSOCIATES INTERNATIONAL, INC ...........        86,383
    1,368     ELECTRONIC DATA SYSTEMS CORP .....................        84,132
      959     FIRST DATA CORP ..................................        40,158
      103   * IMATION CORP .....................................         2,871
    1,175     IMS HEALTH, INC ..................................        24,895
   11,300   * MICROSOFT CORP ...................................     1,141,300
      500   * NOVELL, INC ......................................        15,687
      505     OMNICOM GROUP, INC ...............................        42,262
    6,100   * ORACLE CORP ......................................       497,912
    3,400   * SUN MICROSYSTEMS, INC ............................       320,237
      900   * YAHOO, INC .......................................       160,256
                                                                   -----------
                                                                     2,846,285
                                                                   -----------
 CHEMICALS AND ALLIED PRODUCTS--10.29%
    1,913     AIR PRODUCTS & CHEMICALS, INC ....................        47,705
      495     ALLERGAN, INC ....................................        23,574
      470   * ALZA CORP ........................................        17,272
    2,500   * AMGEN, INC .......................................       148,906
    1,025     AVON PRODUCTS, INC ...............................        26,906
    5,555     BRISTOL MYERS SQUIBB CO ..........................       290,943
      825     CABOT CORP .......................................        22,326
    1,123     CLOROX CO ........................................        33,549
    2,203     COLGATE PALMOLIVE CO .............................        94,178
      144   * FOREST LABORATORIES, INC .........................        10,188
      234     FULLER (H.B.) CO .................................        12,051
      120   * GENZYME CORP (GENERAL DIVISION) ..................         6,915
       63   * GENZYME SURGICAL PRODUCTS ........................           803
      154   * GENZYME-MOLECULAR ONCOLOGY .......................        4,774
    1,055     HANNA (M.A.) CO ..................................        10,945
      723     INTERNATIONAL FLAVORS &
               FRAGRANCES, INC .................................        22,593
      192   * IVAX CORP ........................................         5,400
    4,246     JOHNSON & JOHNSON CO .............................       300,669
    2,500     LILLY (ELI) & CO .................................       152,968
      414     MALLINCKRODT, INC ................................         9,858
    6,287     MERCK & CO, INC ..................................       374,469
      205     MYLAN LABORATORIES, INC ..........................         5,714
      214     NCH CORP .........................................         9,242
    8,952     PFIZER, INC ......................................       314,439
    1,040     PHARMACIA & UPJOHN, INC ..........................        54,080
    2,104     PPG INDUSTRIES, INC ..............................        98,230
    1,375     PRAXAIR, INC .....................................        46,062
    4,285     PROCTER & GAMBLE CO ..............................       227,372
    4,062     SCHERING-PLOUGH CORP .............................       152,071
      800     SCHULMAN (A.), INC ...............................        10,387
      700     SIGMA ALDRICH CORP ...............................        15,487
                                                                   -----------
                                                                     2,550,076
                                                                   -----------

   SHARES                                                             VALUE
   ------                                                          -----------
                                COMMUNICATIONS--12.89%
      651     ALLTEL CORP ......................................   $    44,308
    8,022     AT & T CORP ......................................       435,694
      465   * AT & T CORP--LIBERTY MEDIA GROUP
               (CLASS A) .......................................        24,470
    4,276     BELL ATLANTIC CORP ...............................       245,068
    5,532     BELLSOUTH CORP ...................................       258,275
    1,627   * CBS CORP .........................................        93,349
      676   * CLEAR CHANNEL COMMUNICATIONS, INC ................        41,869
    1,900     COMCAST CORP (CLASS A) SPECIAL ...................        76,831
      651   * COX COMMUNICATIONS, INC (CLASS A) ................        29,335
    1,300   * GLOBAL CROSSING LTD ..............................        75,400
    7,440     LUCENT TECHNOLOGIES, INC .........................       503,130
    6,000   * MCI WORLDCOM, INC ................................       280,125
    1,747   * MEDIA ONE GROUP, INC .............................       136,484
      700   * NEXTEL COMMUNICATIONS, INC (CLASS A) .............       111,737
    9,148     SBC COMMUNICATIONS, INC ..........................       384,216
    2,115     SPRINT CORP (FON GROUP) ..........................       129,808
    1,779   * SPRINT CORP (PCS GROUP) ..........................       106,184
    1,648     U.S. WEST, INC ...................................       115,978
    1,896   * VIACOM, INC (CLASS B) ............................       102,502
                                                                   -----------
                                                                     3,194,763
                                                                   -----------
 DEPOSITORY INSTITUTIONS--5.62%
    5,181     BANK OF AMERICA CORP .............................       222,135
    2,460     BANK OF NEW YORK CO, INC .........................        78,105
    3,484     BANK ONE CORP ....................................        85,358
    2,517     CHASE MANHATTAN CORP .............................       198,056
      500     FIFTH THIRD BANCORP ..............................        22,937
    3,310     FIRST UNION CORP .................................       105,506
    1,700     FIRSTAR CORP .....................................        29,856
    2,385     FLEETBOSTON FINANCIAL CORP .......................        61,264
      836     KEYCORP ..........................................        13,428
    2,881     MBNA CORP ........................................        63,562
    1,077     MELLON FINANCIAL CORP ............................        29,684
      699     MORGAN (J.P.) & CO, INC ..........................        74,137
    1,760     NATIONAL CITY CORP ...............................        30,470
    1,049     PNC BANK CORP ....................................        39,271
      474     PROVIDIAN FINANCIAL CORP .........................        30,750
    1,058     SUNTRUST BANKS, INC ..............................        50,122
    2,040     U.S. BANCORP .....................................        36,720
      645     WACHOVIA CORP ....................................        35,071
    1,260     WASHINGTON MUTUAL, INC ...........................        27,483
    4,901     WELLS FARGO CO ...................................       157,750
                                                                   -----------
                                                                     1,391,665
                                                                   -----------
 EATING AND DRINKING PLACES--0.63%
      662     DARDEN RESTAURANTS, INC ..........................         8,564
    4,651     MCDONALD'S CORP ..................................       148,250
                                                                   -----------
                                                                       156,814
                                                                   -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.04%
      696     AGL RESOURCES, INC ...............................        12,049
    1,378     COLUMBIA ENERGY GROUP ............................        78,201
    1,942     EL PASO ENERGY CORP ..............................        76,830
    1,044     EQUITABLE RESOURCES, INC .........................        42,151
      857     IDACORP, INC .....................................        27,691
    2,545     KEYSPAN CORP .....................................        54,558
    1,824     LOUISVILLE GAS & ELECTRIC ENERGY CORP ............        40,128
      866     MCN ENERGY GROUP, INC ............................        21,595
    1,066     NICOR, INC .......................................        32,113
    2,567     NISOURCE, INC ....................................        37,702
    2,087     OGE ENERGY CORP ..................................        35,479
      879     PEOPLES ENERGY CORP ..............................        24,172

B-53                   See notes to financial statements.

   SHARES                                                         VALUE
   ------                                                      -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--(Continued)
    2,773     POTOMAC ELECTRIC POWER CO ....................   $    54,766
    1,759     PUGET SOUND ENERGY, INC ......................        35,070
      200     SOUTHERN UNION CO ............................         2,662
    2,568     TECO ENERGY, INC .............................        45,742
    2,725     WILLIAMS COS, INC ............................       132,673
                                                               -----------
                                                                   753,582
                                                               -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--9.70%
      653   * ADVANCED MICRO DEVICES, INC ..................        34,445
      461     BALDOR ELECTRIC CO ...........................         7,721
    2,878     EMERSON ELECTRIC CO ..........................       118,357
      200   * GLENAYRE TECHNOLOGIES, INC ...................         5,500
    7,900     INTEL CORP ...................................       949,481
      766   * MICRON TECHNOLOGY, INC .......................        81,674
      625     MOLEX, INC ...................................        39,169
      654   * NATIONAL SEMICONDUCTOR CORP ..................        45,780
    3,050     NORTEL NETWORKS CORP (U.S.) ..................       376,484
    1,500   * QUALCOMM, INC ................................       204,187
      370   * SENSORMATIC ELECTRONICS CORP .................         7,099
    1,588   * SOLECTRON CORP ...............................        56,771
      900   * TELLABS, INC .................................        51,300
    2,037     TEXAS INSTRUMENTS, INC .......................       370,734
      438     THOMAS & BETTS CORP ..........................         9,417
      393   * VISHAY INTERTECHNOLOGY, INC ..................        22,179
      460     WHIRLPOOL CORP ...............................        23,028
                                                               -----------
                                                                 2,403,326
                                                               -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.08%
      717     DUN & BRADSTREET CORP ........................        18,686
       50     GARTNER GROUP, INC (CLASS A) .................           703
                                                               -----------
                                                                    19,389
                                                               -----------
 FABRICATED METAL PRODUCTS--0.63%
    2,764     CROWN CORK & SEAL CO, INC ....................        37,659
    2,914     GILLETTE CO ..................................        87,237
      281     MARK IV INDUSTRIES, INC ......................         5,707
    1,428     MASCO CORP ...................................        26,239
                                                               -----------
                                                                   156,842
                                                               -----------
 FOOD AND KINDRED PRODUCTS--3.52%
    1,267     BESTFOODS, INC ...............................        48,858
    1,703     CAMPBELL SOUP CO .............................        49,280
    6,539     COCA COLA CO .................................       292,211
    1,062     COCA COLA ENTERPRISES, INC ...................        22,302
    1,634     GENERAL MILLS, INC ...........................        51,266
    1,908     HEINZ (H.J.) CO ..............................        64,275
      682     HERSHEY FOODS CORP ...........................        27,280
    1,564     KELLOGG CO ...................................        35,874
      112     MCCORMICK & CO, INC (NON-VOTE) ...............         2,961
      641     NABISCO GROUP HOLDINGS .......................         5,608
       50     PEPSI BOTTLING GROUP, INC ....................           990
    4,410     PEPSICO, INC .................................       135,331
      815     QUAKER OATS CO ...............................        38,050
    1,484     UNILEVER NV (NEW YORK SHS) ...................        61,215
      313     WHITMAN CORP .................................         3,521
      540     WRIGLEY (WM) JR CO ...........................        33,345
                                                               -----------
                                                                   872,367
                                                               -----------
 FOOD STORES--0.39%
    1,394     ALBERTSONS, INC ..............................        33,456
    1,839   * KROGER CO ....................................        27,125
    1,008   * SAFEWAY, INC .................................        35,343
                                                               -----------
                                                                    95,924
                                                               -----------
 FURNITURE AND FIXTURES--0.14%
    1,567     NEWELL RUBBERMAID, INC .......................        33,690
                                                               -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.07%
      467     TANDY CORP ...................................        18,621
                                                               -----------


   SHARES                                                         VALUE
   ------                                                      -----------
 GENERAL BUILDING CONTRACTORS--0.03%
      251     HILLENBRAND INDUSTRIES, INC ..................   $     7,498
                                                               -----------
 GENERAL MERCHANDISE STORES--2.61%
      500   * COSTCO WHOLESALE CORP ........................        22,062
      204   * FEDERATED DEPARTMENT STORES, INC .............         7,203
    1,064   * K MART CORP ..................................         9,310
      619     MAY DEPARTMENT STORES CO .....................        15,475
      575     PENNEY, (J.C.) CO, INC .......................         8,014
    1,059     SEARS ROEBUCK & CO ...........................        29,387
      927   * TARGET CORP ..................................        56,373
   10,436     WAL-MART STORES, INC .........................       500,275
                                                               -----------
                                                                   648,099
                                                               -----------
 HEALTH SERVICES--0.30%
    2,250     COLUMBIA/HCA HEALTHCARE CORP .................        47,109
       62   * LIFEPOINT HOSPITALS, INC .....................           957
    1,214   * TENET HEALTHCARE CORP ........................        25,114
      118   * TRIAD HOSPITALS, INC .........................         1,740
                                                               -----------
                                                                    74,920
                                                               -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.21%
       80     CARRAMERICA REALTY CORP ......................         1,650
      517     CRESCENT REAL ESTATE EQUITIES CO .............         8,562
      284     DUKE-WEEKS REALTY CORP .......................         5,112
       50     FIRST INDUSTRIAL REALTY TRUST, INC ...........         1,300
       77     LIBERTY PROPERTY TRUST CO ....................         1,732
       97     ROUSE CO .....................................         2,037
      392     SIMON PROPERTY GROUP, INC ....................         9,016
       88     SPIEKER PROPERTIES, INC ......................         3,597
      551     WEINGARTEN REALTY INVESTORS, INC .............        19,698
                                                               -----------
                                                                    52,704
                                                               -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--12.67%
      700   * 3COM CORP ....................................        48,256
      300   * APPLE COMPUTER, INC ..........................        37,725
      800   * APPLIED MATERIALS, INC .......................       154,450
    7,500   * CISCO SYSTEMS, INC ...........................     1,022,812
    4,566     COMPAQ COMPUTER CORP .........................       130,131
      334     CUMMINS ENGINE CO, INC .......................        10,688
    1,367     DEERE & CO ...................................        48,528
    5,800   * DELL COMPUTER CORP ...........................       297,250
      152     DIEBOLD, INC .................................         3,695
    2,521   * EMC CORP .....................................       328,832
      755   * GATEWAY, INC .................................        47,187
      329     GRACO, INC ...................................         9,746
    2,583     HEWLETT-PACKARD CO ...........................       379,055
      844     INGERSOLL-RAND CO ............................        30,384
    4,521   * INTERNATIONAL BUSINESS MACHINES CORP .........       474,987
      238     NORDSON CORP .................................        10,587
    1,247     PITNEY BOWES, INC ............................        57,517
      472   * SMITH INTERNATIONAL, INC .....................        30,444
    1,177     TIMKEN CO ....................................        17,655
                                                               -----------
                                                                 3,139,929
                                                               -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.83%
      283     BAUSCH & LOMB, INC ...........................        14,804
      827     BAXTER INTERNATIONAL, INC ....................        46,363
    1,239     BECTON DICKINSON & CO ........................        39,648
      300     BIOMET, INC ..................................         9,337
    1,149   * BOSTON SCIENTIFIC CORP .......................        24,344
    1,060   * GUIDANT CORP .................................        75,193
    3,540     MEDTRONIC, INC ...............................       180,982
      183   * ST. JUDE MEDICAL, INC ........................         4,666
    2,373     XEROX CORP ...................................        57,545
                                                               -----------
                                                                   452,882
                                                               -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.41%
    1,349     MARSH & MCLENNAN COS, INC ....................       100,584
                                                               -----------

B-54                     See notes to financial statements.

   SHARES                                                    VALUE
   ------                                                 -----------
 INSURANCE CARRIERS--4.15%
    2,551     ALLSTATE CORP ...........................   $    45,758
    1,430     AMERICAN GENERAL CORP ...................        67,567
    4,459     AMERICAN INTERNATIONAL GROUP, INC .......       370,375
      659     CHUBB CORP ..............................        29,860
      691     CIGNA CORP ..............................        44,051
    8,932     CITIGROUP, INC ..........................       437,109
      120     CNA FINANCIAL CORP ......................         3,127
      689     CONSECO, INC ............................         8,569
      210     JEFFERSON-PILOT CORP ....................        10,710
      176     SAFECO CORP .............................         3,267
      352     ST. PAUL COS, INC .......................         8,096
                                                          -----------
                                                            1,028,489
                                                          -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.93%
      887     HASBRO, INC .............................        12,695
    1,642     MATTEL, INC .............................        14,778
    2,483     MINNESOTA MINING & MANUFACTURING CO......       202,364
                                                          -----------
                                                              229,837
                                                          -----------
 MISCELLANEOUS RETAIL--0.42%
      957     CVS CORP ................................        29,128
      422   * TOYS R US, INC ..........................         4,879
    2,815     WALGREEN CO .............................        68,967
                                                          -----------
                                                              102,974
                                                          -----------
 MOTION PICTURES--2.03%
    5,929     DISNEY (WALT) CO ........................       208,256
    3,472     TIME WARNER, INC ........................       295,120
                                                          -----------
                                                              503,376
                                                          -----------
 NONDEPOSITORY INSTITUTIONS--2.68%
    1,851     AMERICAN EXPRESS CO .....................       234,498
    2,434     ASSOCIATES FIRST CAPITAL CORP ...........        39,248
    3,926     FEDERAL NATIONAL MORTGAGE
               ASSOCIATION ............................       196,545
    2,575     FREDDIE MAC .............................        97,045
    2,188     HOUSEHOLD INTERNATIONAL, INC ............        71,657
      150     LEUCADIA NATIONAL CORP ..................         3,178
      773     SLM HOLDINGS CORP .......................        22,803
                                                          -----------
                                                              664,974
                                                          -----------
 OIL AND GAS EXTRACTION--2.78%
    2,089     ANADARKO PETROLEUM CORP .................        64,759
    1,645     APACHE CORP .............................        67,033
      581   * BJ SERVICES CO ..........................        38,600
    2,392     BURLINGTON RESOURCES, INC ...............        75,348
    1,404     HELMERICH & PAYNE, INC ..................        37,908
    1,201     MITCHELL ENERGY & DEVELOPMENT CORP
               (CLASS A) ..............................        27,322
      941   * NABORS INDUSTRIES, INC ..................        34,346
    1,385     NOBLE AFFILIATES, INC ...................        37,914
      912   * NOBLE DRILLING CORP .....................        34,827
    1,564   * PARKER DRILLING CO ......................         6,647
    1,259   * ROWAN COS, INC ..........................        33,127
    3,499   * SANTA FE SNYDER CORP ....................        31,491
    1,307   * TRANSOCEAN SEDCO FOREX, INC .............        57,834
    3,917     UNION PACIFIC RESOURCES GROUP, INC ......        44,066
    1,009     VASTAR RESOURCES, INC ...................        62,053
      690   * WEATHERFORD INTERNATIONAL, INC ..........        35,146
                                                          -----------
                                                              688,421
                                                          -----------
 PAPER AND ALLIED PRODUCTS--0.60%
    1,323     AVERY DENNISON CORP .....................        80,041
    1,160     CONSOLIDATED PAPERS, INC ................        39,150
    1,671     SONOCO PRODUCTS CO ......................        30,600
                                                          -----------
                                                              149,791
                                                          -----------


   SHARES                                                    VALUE
   ------                                                 -----------
 PETROLEUM AND COAL PRODUCTS--0.37%
    1,553     MURPHY OIL CORP .........................   $    87,259
      214     WD-40 CO ................................         3,905
                                                          -----------
                                                               91,164
                                                          -----------
 PRIMARY METAL INDUSTRIES--0.37%
    1,062     BIRMINGHAM STEEL CORP ...................         3,650
    1,298     NUCOR CORP ..............................        62,385
    2,000     WORTHINGTON INDUSTRIES, INC .............        25,875
                                                          -----------
                                                               91,910
                                                          -----------
 PRINTING AND PUBLISHING--1.05%
      442     DELUXE CORP .............................        10,939
      519     DOW JONES & CO, INC .....................        33,605
    1,396     GANNETT CO, INC .........................        91,525
      299     KNIGHT-RIDDER, INC ......................        13,492
    1,299     MCGRAW HILL COS, INC ....................        63,651
      625     NEW YORK TIMES CO (CLASS A) .............        26,054
      447     TIMES MIRROR CO SERIES A ................        21,428
                                                          -----------
                                                              260,694
                                                          -----------
 RAILROAD TRANSPORTATION--0.21%
    3,985     NORFOLK SOUTHERN CORP ...................        52,552
                                                          -----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.47%
       67     BANDAG, INC .............................         1,591
    1,601     ILLINOIS TOOL WORKS, INC ................        87,054
    1,020     NIKE, INC (CLASS B) .....................        27,412
                                                          -----------
                                                              116,057
                                                          -----------
 SECURITY AND COMMODITY BROKERS--2.15%
      103     BEAR STEARNS COS, INC ...................         4,242
    1,182     MERRILL LYNCH & CO, INC .................       124,036
    3,177     MORGAN STANLEY, DEAN WITTER, & CO .......       275,604
      180     PAINE WEBBER GROUP, INC .................         7,110
    2,037     SCHWAB (CHARLES) CORP ...................       106,433
      142     THE GOLDMAN SACHS GROUP, INC ............        15,877
                                                          -----------
                                                              533,302
                                                          -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.62%
      809     CORNING, INC ............................       154,923
                                                          -----------
 TRANSPORTATION BY AIR--0.48%
      659   * AMR CORP ................................        37,480
      404     DELTA AIRLINES, INC .....................        19,316
      946   * FEDEX CORP ..............................        31,750
    1,593     SOUTHWEST AIRLINES CO ...................        29,769
                                                          -----------
                                                              118,315
                                                          -----------
 TRANSPORTATION EQUIPMENT--0.06%
      328     FEDERAL-MOGUL CORP ......................         5,166
      105     FLEETWOOD ENTERPRISES, INC ..............         1,548
      292     MODINE MANUFACTURING CO .................         6,989
                                                          -----------
                                                               13,703
                                                          -----------
 TRUCKING AND WAREHOUSING--0.01%
      284     ARNOLD INDUSTRIES, INC ..................         3,487
                                                          -----------
 WHOLESALE TRADE-DURABLE GOODS--0.34%
      248     AVNET, INC ..............................        15,732
    2,130     GENUINE PARTS CO ........................        44,064
      524     GRAINGER (W.W.), INC ....................        20,763
      569     IKON OFFICE SOLUTIONS, INC ..............         3,698
                                                          -----------
                                                               84,257
                                                          -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.14%
       50     BERGEN BRUNSWIG CORP (CLASS A) ..........           234
      829     CARDINAL HEALTH, INC ....................        34,662
    2,903     ENRON CORP ..............................       197,873
      605     MCKESSON HBOC, INC ......................        11,230
    1,347     SYSCO CORP ..............................        38,726
                                                          -----------
                                                              282,725
                                                          -----------
              TOTAL COMMON STOCK
               (Cost $24,936,608) .....................    24,587,183
                                                          -----------

B-55                   See notes to financial statements.

  PRINCIPAL                                                  VALUE
  ---------                                                 --------
  SHORT TERM INVESTMENT--0.77%
  U.S. GOVERNMENT AGENCY--0.77%
               FEDERAL HOME LOAN BANK (FHLB)
   $190,000    5.540%, 03/13/00                           $   189,941
                                                          -----------
  TOTAL SHORT TERM INVESTMENT
   (Cost $189,941) ....................................       189,941
                                                          -----------
  TOTAL PORTFOLIO
   (Cost $25,126,549) .................................   $24,777,124
                                                          ===========

  ------------
* Non-income producing

The cost of investment for federal income tax purposes is substantially the same as the amount disclosed above.



B-56                     See notes to financial statements.

PART C


OTHER INFORMATION
Item 23. Exhibits

  (a) Amended and Restated Declaration of Trust *

  (b) N/A

  (c) N/A

  (d) Investment advisory contract * and Amendment thereto ***

  (e) Participation/Distribution Agreement between Registrant, TIAA-CREF Life Insurance Company and TPIS *

  (f) N/A

  (g) Custodian agreement *

  (h) (1) Administration Agreement with State Street **

      (2) Participation/Distribution Agreement (see Exhibit (e) above)

  (i) Opinion and Consent of Charles H. Stamm, Esq.***

  (j) (1) Consent of Sutherland Asbill & Brennan LLP ***

      (2) Consent of Ernst & Young LLP ***

  (k) Omitted Financial Statements**

  (l) Seed Money Agreements ***

  (m) N/A

  (n) N/A

  (p) Code of Ethics (Policy Statement on Personal Trading)***

-----------------
* Filed on December 9, 1998 as an exhibit to Pre-Effective Amendment No. 1 to this Registration Statement.
**  Filed February, 2000 as part of the TIAA-CREF Life Funds Annual Report.
*** Filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant

As the ultimate parent (holding indirectly 100% of the voting securities) of Advisors, investment adviser of Registrant, Teachers Insurance and Annuity Association (TIAA) may be deemed to control Registrant (although Registrant does not concede such control). As the beneficial owner of more than 25% of the voting securities of one or more series of Registrant's shares, TIAA controls Registrant. Therefore, persons directly or indirectly controlled by TIAA may be deemed to be under common control with Registrant.

The following companies are subsidiaries of TIAA and are included in the consolidated financial statements of TIAA.

All TIAA subsidiary companies are Delaware corporations, except as indicated. All trusts are Pennsylvania business trusts.

AIC Properties, Inc.
BT Properties, Inc.
College Credit Trust
DAN Properties, Inc.
ETC Repackaging, Inc.
Illinois Teachers Properties, Inc.
JV Florida One, Inc.
JV Florida Four, Inc.
JV Georgia One, Inc.
JV Maryland Two, Inc.
JV Michigan Three, Inc.
JV Minnesota One, Inc.
JV North Carolina One, Inc.
JWL Properties, Inc.
Liberty Place Retail, Inc.
Liberty Place Retail II, Inc.
Light Street Partners, LLP
Macallister Holdings, Inc.
MN Properties, Inc.
M.O.A. Enterprises, Inc.
M.O.A. Investors I, Inc.
ND Properties, Inc.
OWP Hawaii, LLC
Savannah Teachers Properties, Inc.
T114 Properties, Inc.
T-Investment Properties Corp.
T-Land Corp.
TCT Holdings, Inc.
Teachers Advisors, Inc.
Teachers Boca Properties II, Inc.
Teachers Boca Properties III, Inc.
Teachers Mayflower, LLC
Teachers Pennsylvania Realty, Inc.
Teachers Personal Investors Services, Inc.
Teachers Properties, Inc.
Teachers REA, LLC
Teachers REA II, LLC
Teachers REA III, LLC
Teachers Realty Corporation
Teachers West, LLC
TEO-NP, LLC
TIAA Realty, Inc.

TIAA Retail Commercial, LLC
TIAA Timberlands I, LLC
TIAA Timberlands II, LLC
TIAA-CREF Enterprises, Inc.
TIAA-CREF Individual & Institutional Services, Inc.
TIAA-CREF Investment Management, LLC
TIAA-CREF Life Insurance Company
TIAA-CREF Tuition Financing, Inc.
TIAA-CREF Trust Company, FSB
TIAA-Fund Equities, Inc.
TPI Housing, Inc.
Washington Teachers Properties II, Inc.
WRC Properties, Inc.
730 Properties, Inc.
730 Penn. Hotel Properties I, Inc.
730 Texas Forest Holdings, Inc.
485 Properties, LLC

    (1) All subsidiaries are Delaware corporations except as follows:


A)  Pennsylvania non-stock, non-profit corporations:
     Liberty Place Retail, Inc.
     Teachers Pennsylvania Realty, Inc.
     Teachers Realty Corporation

B)  College Credit Trust, a New York Trust

C)  TIAA-CREF Life Insurance Company is a New York corporation.

D)  TIAA-CREF Trust Company, FSB is a Federal Savings Bank.

    (2) All subsidiaries are 100% owned directly by TIAA, except as follows:

(1) TIAA-CREF Enterprises, Inc. owns 100% of the stock of Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., TIAA-CREF Life Insurance Company, TIAA-CREF Tuition Financing, Inc. and TCT Holdings, Inc.

(2) TCT Holdings, Inc. owns 100% of TIAA-CREF Trust Company, FSB.

(3) Macallister Holdings, Inc. owns 100% of T-Investment Properties Corp. and T-Land Corp.

(4) Teachers Properties, Inc. owns 100% of TPI Housing, Inc.

(5) 730 Properties, Inc. owns 100% of the stock of 730 Penn. Hotel Properties I, Inc.

    (3) All subsidiaries have as their sole purpose the ownership of investments which could, pursuant to New York State Insurance Law, be owned by TIAA itself, except the following:

A) Teachers Advisors, Inc., which provides investment advice for the Registrant and others.

B) Teachers Personal Investors Services, Inc., which provides broker-dealer services for the Registrant and others.

C) TIAA-CREF Investment Management, LLC, which provides investment advice for College Retirement Equities Fund.

D) TIAA-CREF Individual & Institutional Services, Inc., which provides broker-dealer and administrative services for College Retirement Equities Fund.

E) TCT Holdings, Inc., which is a unitary thrift holding company, was formed for the sole purpose of holding stock of a federal chartered savings bank.

F) TIAA-CREF Life Insurance Company, which is a subsidiary life insurance company of TIAA, is licensed under the State of New York to market certain life insurance products not currently offered by TIAA.

G)  TIAA-CREF Trust Company, FSB which is a federal chartered savings bank.

H) TIAA-CREF Tuition Financing, Inc. which was formed to administer tuition assistance plans.

Item 25. Indemnification

As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated August 13, 1998, as amended (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Teachers Advisors, Inc. (Advisors) also provides investment management services to TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, and TIAA Separate Account VA-1. The trustees of Advisors are John H. Biggs, Martin L. Leibowitz, and Charles H. Stamm. Other officers of Advisors are Richard J. Adamski and Richard L. Gibbs. All officers of Advisors are also officers of TIAA-CREF Investment Management, LLC ("Investment Management"), and are employees of TIAA.

Mr. Biggs is also a trustee of TIAA, College Retirement Equities Fund (CREF), TIAA-CREF Individual & Institutional Services, Inc. (Services), a manager of Investment Management, and a director of Teachers Personal Investor Services, Inc. (TPIS). He is Chief Executive Officer of TIAA and CREF. Mr. Biggs is also a director of: Ralston Purina Company, Checkerboard Square, St. Louis, MO 63164; and The Boeing Company, 7755 East Marginal Way South, Seattle, WA 98108.

Mr. Leibowitz is a trustee of TIAA and CREF and a manager of Investment Management. He is Vice Chairman and Chief Investment Officer of TIAA and CREF.

Mr. Stamm is a trustee of Services, a manager of Investment Management, and a director of TPIS. He is General Counsel of TIAA and CREF.

Mr. Adamski is Treasurer of Services and TPIS.

Mr. Gibbs is Executive Vice President of Services and TPIS.

The principal business address of TIAA, CREF, Services, Investment Management, and TPIS is 730 Third Avenue, New York, NY 10017-3206.

Item 27. Principal Underwriter

Teachers Personal Investors Services, Inc. (TPIS) may be considered the principal underwriter for the Registrant. The officers of TPIS and their positions and offices with TPIS and the Registrant are listed in Schedule A of Form BD as currently on file with the Commission (File No. 8-47051), the text of which is hereby incorporated by reference.

Item 28. Location of TIAA-CREF Life Funds' Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant's home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant located at 750 Third Avenue and 485 Lexington Avenue, both in New York, NY 10017-3206, and at the offices of the Registrant's custodian, State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02209. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, NY 10918.

Item 29. Management Services

State Street Bank and Trust Company, a Massachusetts trust company (State Street) will provide certain management-related services to the Registrant pursuant to an agreement between the Registrant, State Street and Advisors, the investment advisor to the Registrant. Under the agreement, State Street will, among other things, keep the Registrant's books of account and compute the net asset value per share of the outstanding shares of each of the Registrant's portfolio. These services will be rendered pursuant to instructions received by State Street from Advisors or the Registrant in the ordinary course of business.

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, TIAA-CREF Life Funds, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 23rd day of March , 2000.

                             TIAA-CREF LIFE FUNDS

                             By: /s/ Martin E. Galt III
                             --------------------------------------------------

                             Name: Martin E. Galt III

                             Title: President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated

Signature                     Title                                    Date
---------                     -----                                    ----
/s/ Martin E. Galt III
--------------------------    President (Principal            March 23, 2000
Martin E. Galt III            Executive Officer)

/s/ Richard L. Gibbs
--------------------------    Executive Vice President        March 23, 2000
Richard L. Gibbs              (Principal Financial and
                              Accounting Officer)


/s/ John J. McCormack
--------------------------   3/23/00
John J. McCormack

/s/ Laurence W. Franz
--------------------------   3/23/00
Laurence W. Franz

/s/ Jeanmarie C. Grisi
--------------------------   3/23/00
Jeanmarie C. Grisi

/s/ Richard M. Norman
--------------------------   3/23/00
Richard M. Norman

                                  Exhibit Index
                                  -------------

         (d)   Amendment to investment advisory contract and waiver letter
         (i)   Opinion and Consent of Charles H. Stamm, Esq.
         (j)   (1)   Consent of Sutherland Asbill & Brennan LLP
               (2)   Consent of Ernst & Young LLP
         (l)   Seed Money Agreements
         (p)   Code of Ethics (Policy Statement on Personal Trading)